UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 – March 31, 2007

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2007. The schedules have not been audited.

AXA Premier VIP Trust

Quarterly Report

March 31, 2007

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	259,753	$7,497,842
AXA Premier VIP Core Bond Portfolio‡	5,635,705	57,568,526
AXA Premier VIP High Yield Portfolio‡	3,926,920	22,616,830
AXA Premier VIP International Equity Portfolio‡	654,569	10,393,444
AXA Premier VIP Large Cap Core Equity Portfolio‡	268,945	3,264,163
AXA Premier VIP Large Cap Value Portfolio‡	811,300	10,585,346
AXA Premier VIP Mid Cap Value Portfolio‡	487,424	5,119,036
EQ/AllianceBernstein Quality Bond Portfolio‡	991,900	10,061,715
EQ/AllianceBernstein Value Portfolio‡	1,273,011	20,910,071
EQ/Capital Guardian International Portfolio‡	217,984	3,133,499
EQ/Evergreen International Bond Portfolio‡	1,962,810	19,895,222
EQ/JPMorgan Core Bond Portfolio‡	1,024,778	11,388,022
EQ/Long Term Bond Portfolio‡	3,396,120	45,387,639
EQ/Marsico Focus Portfolio‡	703,357	11,846,454
EQ/Mercury Basic Value Equity Portfolio‡	694,771	12,000,003
EQ/Mercury International Value Portfolio‡	181,922	3,083,033
EQ/Money Market Portfolio‡	21,440	21,440
EQ/Short Duration Bond Portfolio‡	15,193,493	153,662,307

Total Investment Companies (99.3%) (Cost $400,971,897)		408,434,592

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.79%, 4/2/07 (Amortized Cost $1,312,761)	$1,312,761	$1,312,761

Total Investments (99.6%) (Cost/Amortized Cost $402,284,658)		409,747,353
Other Assets Less Liabilities (0.4%)		1,442,618

Net Assets (100%)		$411,189,971

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$6,419,021	$1,765,003	$591,390	$7,497,842	$—	$134,010
AXA Premier VIP Core Bond Portfolio	53,362,516	7,884,852	3,794,917	57,568,526	654,412	(85,492)
AXA Premier High Yield Portfolio	18,820,630	5,530,248	2,312,053	22,616,830	—	(48,686)
AXA Premier VIP International Equity Portfolio	9,075,504	2,521,432	1,390,202	10,393,444	—	46,083
AXA Premier VIP Large Cap Core Equity Portfolio	2,766,304	756,430	282,562	3,264,163	—	28,323
AXA Premier VIP Large Cap Value Portfolio	9,147,950	2,521,432	1,140,172	10,585,346	—	146,112
AXA Premier VIP Mid Cap Value Portfolio	4,779,004	1,260,716	1,168,913	5,119,036	—	(771)
EQ/AllianceBernstein Quality Bond Portfolio	8,951,693	2,707,364	1,696,742	10,061,715	—	20,583
EQ/AllianceBernstein Value Portfolio	20,091,406	4,589,287	3,454,458	20,910,071	—	460,229
EQ/Capital Guardian International Portfolio	2,675,404	756,430	407,539	3,133,499	—	3,347
EQ/Evergreen International Bond Portfolio	15,653,728	6,295,008	2,143,875	19,895,222	—	32,323
EQ/JPMorgan Core Bond	—	15,541,535	4,142,348	11,388,022	—	41,821
EQ/Long Term Bond Portfolio	38,510,641	11,329,543	4,845,966	45,387,639	—	(199,145)
EQ/Marsico Focus Portfolio	10,557,488	3,025,719	1,424,822	11,846,454	—	318,719
EQ/Mercury Basic Value Equity Portfolio	10,274,721	3,008,816	1,294,578	12,000,003	—	182,505
EQ/Mercury International Value Portfolio	2,676,844	756,430	413,724	3,083,033	—	(2,839)
EQ/Money Market Portfolio	21,192	248	—	21,440	248	—
EQ/Short Duration Bond Portfolio	130,476,014	36,511,460	15,030,923	153,662,307	—	89,072

	$344,260,060	$106,761,953	$45,535,184	$408,434,592	$654,660	$1,166,194

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$106,761,953
Net Proceeds of Sales and Redemptions:
Investment Companies	$46,701,378
As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,552,874
Aggregate gross unrealized depreciation	(707,768)

Net unrealized appreciation	$4,845,106

Federal income tax cost of investments	$404,902,247

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	686,168	$19,806,431
AXA Premier VIP Core Bond Portfolio‡	10,208,898	104,283,533
AXA Premier VIP High Yield Portfolio‡	6,846,251	39,430,523
AXA Premier VIP International Equity Portfolio‡	3,448,083	54,749,745
AXA Premier VIP Large Cap Core Equity Portfolio‡	1,082,071	13,133,027
AXA Premier VIP Large Cap Value Portfolio‡	2,692,576	35,131,078
AXA Premier VIP Mid Cap Growth Portfolio‡	252,965	2,372,967
AXA Premier VIP Mid Cap Value Portfolio‡	1,206,810	12,674,192
EQ/AllianceBernstein Quality Bond Portfolio‡	2,515,615	25,518,108
EQ/AllianceBernstein Value Portfolio‡	5,132,479	84,304,456
EQ/Capital Guardian International Portfolio‡	1,076,489	15,474,448
EQ/Evergreen International Bond Portfolio‡	3,539,869	35,880,428
EQ/Franklin Small Cap Value Portfolio‡	76,574	859,225
EQ/JPMorgan Core Bond‡	911,306	10,127,050
EQ/Long Term Bond Portfolio‡	5,348,962	71,486,517
EQ/Marsico Focus Portfolio‡	3,068,657	51,684,543
EQ/Mercury Basic Value Equity Portfolio‡	2,780,353	48,021,915
EQ/Mercury International Value Portfolio‡	898,825	15,232,388
EQ/Money Market Portfolio‡	21,440	21,440
EQ/Short Duration Bond Portfolio‡	23,390,629	236,565,614
EQ/Small Cap Value Portfolio‡	1,098,155	15,205,990
EQ/Small Company Index Portfolio‡	1,081,179	14,320,695

Total Investment Companies (99.7%) (Cost $879,295,788)		906,284,313

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.79%, 4/2/07 (Amortized Cost $664,459)	$664,459	$664,459

Total Investments (99.8%) (Cost/Amortized Cost $879,960,247)		906,948,772
Other Assets Less Liabilities (0.2%)		1,794,579

Net Assets (100%)		$908,743,351

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$17,765,587	$2,465,975	$365,631	$19,806,431	$—	$92,182
AXA Premier VIP Core Bond Portfolio	96,813,095	9,119,893	1,809,178	104,283,533	1,202,643	(35,863)
AXA Premier VIP High Yield Portfolio	35,000,351	4,284,483	836,518	39,430,523	—	(2,244)
AXA Premier VIP International Equity Portfolio	50,300,154	6,093,232	2,566,381	54,749,745	—	86,550
AXA Premier VIP Large Cap Core Equity Portfolio	11,828,243	1,413,311	266,356	13,133,027	—	20,024
AXA Premier VIP Large Cap Value Portfolio	32,214,874	3,528,398	1,076,857	35,131,078	—	110,192
AXA Premier VIP Mid Cap Growth Portfolio	1,978,990	405,197	100,054	2,372,967	—	(9,974)
AXA Premier VIP Mid Cap Value Portfolio	10,629,093	1,863,058	367,739	12,674,192	—	(16,146)
EQ/AllianceBernstein Quality Bond Portfolio	22,801,702	3,464,329	1,132,965	25,518,108	—	(36,655)
EQ/AllianceBernstein Value Portfolio	79,443,996	8,875,305	3,772,913	84,304,456	—	477,646
EQ/Capital Guardian International Portfolio	14,036,731	1,764,199	839,358	15,474,448	—	4,166
EQ/Evergreen International Bond Portfolio	30,160,303	6,284,483	815,419	35,880,428	—	18,855
EQ/Franklin Small Cap Value Portfolio	53,203	966,482	169,575	859,225	—	2,517
EQ/JPMorgan Core Bond	—	11,514,086	1,453,173	10,127,050	—	23,025
EQ/Long Term Bond Portfolio	61,129,833	11,524,417	1,760,342	71,486,517		(66,928)
EQ/Marsico Focus Portfolio	50,743,765	5,697,795	3,896,075	51,684,543	—	724,579
EQ/Mercury Basic Value Equity Portfolio	44,313,642	5,040,569	1,744,774	48,021,915	—	236,725
EQ/Mercury International Value Portfolio	14,059,918	1,764,199	840,353	15,232,388	—	3,171
EQ/Money Market Portfolio	21,192	248	—	21,440	248	—
EQ/Short Duration Bond Portfolio	213,265,762	25,084,463	4,763,128	236,565,614	—	20,689
EQ/Small Cap Value Portfolio	13,910,464	1,413,311	276,127	15,205,990	—	10,253
EQ/Small Company Index Portfolio	13,736,732	446,829	109,240	14,320,695	—	5,048

	$814,207,630	$113,014,262	$28,962,156	$906,284,313	$1,202,891	$1,667,812

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$113,014,262
Net Proceeds of Sales and Redemptions:
Investment Companies	$30,629,968
As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$27,159,512
Aggregate gross unrealized depreciation	(1,752,970)

Net unrealized appreciation	$25,406,542

Federal income tax cost of investments	$881,542,230

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	10,731,494	$309,767,367
AXA Premier VIP Core Bond Portfolio‡	94,271,596	962,981,053
AXA Premier VIP High Yield Portfolio‡	70,362,676	405,249,096
AXA Premier VIP International Equity Portfolio‡	34,073,612	541,031,475
AXA Premier VIP Large Cap Core Equity Portfolio‡	15,202,060	184,506,441
AXA Premier VIP Large Cap Value Portfolio‡	23,352,658	304,691,101
AXA Premier VIP Mid Cap Growth Portfolio‡	13,785,121	129,313,015
AXA Premier VIP Mid Cap Value Portfolio‡	20,387,684	214,116,060
EQ/AllianceBernstein Quality Bond Portfolio‡	106,284,573	1,078,138,473
EQ/AllianceBernstein Value Portfolio‡	28,515,454	468,385,665
EQ/Capital Guardian International Portfolio‡	13,498,810	194,044,301
EQ/Evergreen International Bond Portfolio‡	24,683,046	250,189,575
EQ/Franklin Small Cap Value Portfolio‡	381,507	4,280,808
EQ/JPMorgan Core Bond‡	7,848,262	87,215,201
EQ/Long Term Bond Portfolio‡	21,558,115	288,114,662
EQ/Marsico Focus Portfolio‡.	28,135,264	473,874,476
EQ/Mercury Basic Value Equity Portfolio‡	47,823,153	825,995,701
EQ/Mercury International Value Portfolio‡	11,202,249	189,844,533
EQ/Money Market Portfolio‡	21,440	21,440
EQ/Short Duration Bond Portfolio‡	87,698,086	886,951,412
EQ/Small Cap Value Portfolio‡	16,642,146	230,441,436
EQ/Small Company Index Portfolio‡	5,219,130	69,129,658
EQ/Van Kampen Emerging Markets Equity Portfolio‡	11,516,664	191,862,718

Total Investment Companies (99.9%) (Cost $7,787,435,652)		8,290,145,667

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.79%, 4/2/07 (Amortized Cost $3,868,801)	$3,868,801	$3,868,801

Total Investments (100.0%) (Cost/Amortized Cost $7,791,304,453)		8,294,014,468
Other Assets Less Liabilities (0.0%)		1,198,577

Net Assets (100%)		$8,295,213,045

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$300,374,133	$8,728,054	$87,978	$309,767,367	$—	$42,631
AXA Premier VIP Core Bond Portfolio	917,014,241	45,373,544	515,362	962,981,053	11,226,947	(4,241)
AXA Premier VIP High Yield Bond Portfolio	386,680,704	8,214,639	116,223	405,249,096	—	6,703
AXA Premier VIP International Equity Portfolio	517,933,957	13,348,788	196,268	541,031,475	—	3,486
AXA Premier VIP Large Cap Core Equity Portfolio	177,296,749	4,620,734	61,021	184,506,441	—	8,124
AXA Premier VIP Large Cap Value Portfolio	292,553,572	7,187,809	94,886	304,691,101	—	12,674
AXA Premier VIP Mid Cap Growth Portfolio	154,239,777	188,163	25,330,484	129,313,015	—	4,677,835
AXA Premier VIP Mid Cap Value Portfolio	223,357,862	564,490	20,990,335	214,116,060	—	(965,379)
EQ/AllianceBernstein Large Cap Growth Portfolio	74,637,582	—	56,545,187	—	—	19,525,667
EQ/AllianceBernstein Quality Bond Portfolio	1,050,743,242	12,115,388	92,670	1,078,138,473	—	(820)
EQ/AllianceBernstein Value Portfolio	455,730,614	11,714,462	154,398	468,385,665	—	18,148
EQ/Capital Guardian International Portfolio	182,967,416	4,620,734	69,891	194,044,301	—	(746)
EQ/Evergreen International
Bond Portfolio	226,029,580	22,674,394	98,888	250,189,575	—	989
EQ/Franklin Small Cap Value Portfolio	103,123	4,135,805	17,952	4,280,808	—	301
EQ/JPMorgan Core Bond	—	86,901,999	197,781	87,215,201	—	3,058
EQ/Long Term Bond Portfolio	239,591,218	47,030,079	130,922	288,114,662	—	(5,109)
EQ/Marsico Focus Portfolio	463,298,726	12,741,292	131,228	473,874,476	—	56,684
EQ/Mercury Basic Value Equity Portfolio	811,733,864	18,671,101	11,770,991	825,995,701	—	3,513,910
EQ/Mercury International Value Portfolio	182,206,994	4,620,734	69,936	189,844,533	—	(790)
EQ/Money Market Portfolio	21,192	248	—	21,440	248	—
EQ/Short Duration Bond Portfolio	816,481,232	59,469,346	317,651	886,951,412	—	868
EQ/Small Cap Value Portfolio	212,983,113	15,007,646	93,321	230,441,436	—	16,490
EQ/Small Company Index Portfolio	62,621,034	5,439,093	78,722	69,129,658	—	1,630
EQ/Van Kampen Emerging Markets Equity Portfolio	223,855,451	4,295,483	39,739,280	191,862,718	—	330,502

	$7,972,455,376	$397,664,025	$156,901,375	$8,290,145,667	$11,227,195	$27,242,615

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$397,664,025
Net Proceeds of Sales and Redemptions:
Investment Companies	$184,143,990

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$519,085,257
Aggregate gross unrealized depreciation	(18,439,629)

Net unrealized appreciation	$500,645,628

Federal income tax cost of investments	$7,793,368,840

The Portfolio has a net capital loss carryforward of $55,165,305, of which $196,495 expires in the year 2008, and $54,968,810 expires in the year 2009.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	15,112,290	$436,220,192
AXA Premier VIP Core Bond Portfolio‡	71,098,427	726,267,944
AXA Premier VIP International Equity Portfolio‡	40,557,603	643,986,322
AXA Premier VIP Large Cap Core Equity Portfolio‡	26,286,476	319,037,286
AXA Premier VIP Large Cap Value Portfolio‡	36,925,397	481,779,850
AXA Premier VIP Mid Cap Growth Portfolio‡	4,916,378	46,118,690
AXA Premier VIP Mid Cap Value Portfolio‡	10,715,174	112,533,172
EQ/AllianceBernstein Quality Bond Portfolio‡	25,628,676	259,974,343
EQ/AllianceBernstein Value Portfolio‡	41,684,411	684,694,709
EQ/Capital Guardian International Portfolio‡	15,771,896	226,719,718
EQ/Franklin Small Cap Value Portfolio‡	956,456	10,732,196
EQ/JPMorgan Core Bond Portfolio‡	4,750,476	52,790,511
EQ/Long Term Bond Portfolio‡	22,839,916	305,245,374
EQ/Marsico Focus Portfolio‡.	40,440,415	681,126,730
EQ/Mercury Basic Value Equity Portfolio‡	49,926,396	862,322,652
EQ/Mercury International Value Portfolio‡	20,611,758	349,307,492
EQ/Short Duration Bond Portfolio‡	63,290,387	640,099,471
EQ/Small Cap Value Portfolio‡	21,543,006	298,302,944
EQ/Small Company Index Portfolio‡	15,589,701	206,492,421
EQ/Van Kampen Emerging Markets Equity Portfolio‡	17,192,491	286,419,571

Total Investment Companies (99.7%) (Cost $7,136,168,918)		7,630,171,588

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 4.79%, 4/2/07 (Amortized Cost $12,933,187)	$12,933,187	12,933,187

Total Investments (99.9%) (Cost/Amortized Cost $7,149,102,105)		7,643,104,775
Other Assets Less Liabilities (0.1%)		6,790,713

Net Assets (100%)		7,649,895,488

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$378,734,859	$57,272,687	$181,441	$436,220,192	$—	$71,094
AXA Premier VIP Core Bond Portfolio	666,239,477	59,622,685	399,312	726,267,944	8,346,662	(10,798)
AXA Premier VIP International Equity Portfolio	567,369,872	65,295,515	187,847	643,986,322	—	84,113
AXA Premier VIP Large Cap Core Equity Portfolio	278,905,160	36,091,189	145,132	319,037,286	—	19,986
AXA Premier VIP Large Cap Value Portfolio	417,136,578	57,321,300	225,946	481,779,850	—	36,301
AXA Premier VIP Mid Cap Growth Portfolio	40,332,155	4,246,022	19,469	46,118,690	—	(43)
AXA Premier VIP Mid Cap Value Portfolio	95,158,914	12,738,067	62,829	112,533,172	—	(4,552)
EQ/AllianceBernstein Large Cap Growth Portfolio	20,144,444	—	16,179,191	—	—	4,577,790
EQ/AllianceBernstein Quality Bond Portfolio	235,596,909	20,945,350	142,053	259,974,343	—	(6,073)
EQ/AllianceBernstein Value Portfolio	612,012,618	71,379,787	294,586	684,694,709	—	45,364
EQ/Capital Guardian International Portfolio	196,080,028	23,353,122	70,236	226,719,718	—	36,605
EQ/Franklin Small Cap Value Portfolio	325,480	10,449,101	37,819	10,732,196	—	1,032
EQ/JPMorgan Core Bond Portfolio	—	52,660,833	—	52,790,511	—	—
EQ/Long Term Bond Portfolio	267,290,086	36,091,189	178,455	305,245,374	—	(13,336)
EQ/Marsico Focus Portfolio	600,809,019	84,871,831	279,786	681,126,730	—	99,015
EQ/Mercury Basic Value Equity Portfolio	758,250,361	93,412,489	361,268	862,322,652	—	66,098
EQ/Mercury International Value Portfolio	312,007,787	31,845,167	122,150	349,307,492	—	23,543
EQ/Short Duration Bond Portfolio	561,238,591	71,237,406	360,216	640,099,471	—	(840)
EQ/Small Cap Value Portfolio	230,822,766	65,353,351	154,385	298,302,944	—	(8,692)
EQ/Small Company Index Portfolio	183,680,450	19,447,452	92,384	206,492,421	—	4,745
EQ/Van Kampen Emerging Markets Equity Portfolio	273,852,666	24,673,543	12,789,576	286,419,571	—	7,336,692

	$6,695,988,220	$898,308,086	$32,284,081	$7,630,171,588	$8,346,662	$12,358,044

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$898,308,086
Net Proceeds of Sales and Redemptions:
Investment Companies	$44,642,125

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,735,991
Aggregate gross unrealized depreciation	(11,969,025)

Net unrealized appreciation	$493,766,966

Federal income tax cost of investments	$7,149,337,809

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	4,979,456	$143,733,291
AXA Premier VIP Core Bond Portfolio‡	7,745,075	79,115,669
AXA Premier VIP International Equity Portfolio‡	12,244,041	194,414,715
AXA Premier VIP Large Cap Core Equity Portfolio‡	7,970,992	96,743,424
AXA Premier VIP Large Cap Value Portfolio‡	11,812,680	154,124,579
AXA Premier VIP Mid Cap Growth Portfolio‡	1,011,054	9,484,320
AXA Premier VIP Mid Cap Value Portfolio‡	2,752,812	28,910,657
EQ/AllianceBernstein Quality Bond Portfolio‡	2,745,033	27,845,304
EQ/AllianceBernstein Value Portfolio‡	14,186,311	233,019,780
EQ/Capital Guardian International Portfolio‡	2,775,046	39,891,061
EQ/Franklin Small Cap Value Portfolio‡	377,352	4,234,192
EQ/JPMorgan Core Bond Portfolio‡	872,177	9,692,217
EQ/Marsico Focus Portfolio‡	14,124,254	237,890,905
EQ/Mercury Basic Value Equity Portfolio‡	14,445,534	249,501,503
EQ/Mercury International Value Portfolio‡	9,595,538	162,615,599
EQ/Small Cap Value Portfolio‡	7,666,081	106,151,140
EQ/Small Company Index Portfolio‡	6,333,118	83,884,917
EQ/Van Kampen Emerging Markets Equity Portfolio‡	5,314,117	88,530,931

Total Investment Companies (99.5%) (Cost $1,808,257,602)		1,949,784,204

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.79%, 4/2/07 (Amortized Cost $4,516,415)	$4,516,415	$4,516,415

Total Investments (99.8%) (Cost/Amortized Cost $1,812,774,017)		1,954,300,619
Other Assets Less Liabilities (0.2%)		4,724,327

Net Assets (100%)		$1,959,024,946

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$122,559,548	$21,461,459	$331,190	$143,733,291	$—	$63,988
AXA Premier VIP Core Bond Portfolio	72,328,612	6,732,232	41,998	79,115,669	914,960	(1,118)
AXA Premier VIP International Equity Portfolio	163,240,163	28,249,351	377,642	194,414,715	—	153,804
AXA Premier VIP Large Cap Core Equity Portfolio	81,800,121	13,990,270	232,830	96,743,424	—	26,079
AXA Premier VIP Large Cap Value Portfolio	129,731,044	22,454,613	381,747	154,124,579	—	40,684
AXA Premier VIP Mid Cap Growth Portfolio	7,757,669	1,448,685	29,765	9,484,320	—	(2,512)
AXA Premier VIP Mid Cap Value Portfolio	20,475,485	7,484,881	84,177	28,910,657	—	(2,416)
EQ/AllianceBernstein Large Cap Growth Portfolio	7,972,453	—	6,413,722	—	—	1,770,322
EQ/AllianceBernstein Quality Bond Portfolio	24,420,960	3,084,088	42,666	27,845,304	—	(1,785)
EQ/AllianceBernstein Value Portfolio	198,877,346	34,271,855	571,036	233,019,780	—	69,425
EQ/Capital Guardian International Portfolio	32,926,695	5,794,739	74,220	39,891,061	—	34,795
EQ/Franklin Small Cap Value Portfolio	103,100	4,197,943	53,949	4,234,192	—	559
EQ/JPMorgan Core Bond Portfolio	—	9,931,541	268,367	9,692,217	—	4,169
EQ/Marsico Focus Portfolio	203,806,964	36,444,882	532,002	237,890,905	—	149,339
EQ/Mercury Basic Value Equity Portfolio	210,665,931	36,444,882	613,353	249,501,503	—	67,988
EQ/Mercury International Value Portfolio	136,589,869	23,903,297	349,501	162,615,599	—	100,184
EQ/Small Cap Value Portfolio	85,355,835	20,096,137	350,409	106,151,140	—	(23,365)
EQ/Small Company Index Portfolio	70,792,182	12,020,996	237,386	83,884,917	—	7,897
EQ/Van Kampen Emerging Markets Equity Portfolio	75,610,222	10,824,089	130,950	88,530,931	—	59,826

	$1,645,014,199	$298,835,940	$11,116,910	$1,949,784,204	$914,960	$2,517,863

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$298,835,940
Net Proceeds of Sales and Redemptions:
Investment Companies	$13,634,773

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,450,361
Aggregate gross unrealized depreciation	(169,982)

Net unrealized appreciation	$141,280,379

Federal income tax cost of investments	$1,813,020,240

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.3%)
Automobiles (1.2%)
Toyota Motor Corp. (ADR)^	243,883	$31,256,045

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	240,587	10,561,769

Hotels, Restaurants & Leisure (4.4%)
Chipotle Mexican Grill, Inc., Class A*^	113,480	7,047,108
Ctrip.com International Ltd. (ADR)^	21,550	1,443,527
Four Seasons Hotels, Inc.	279,272	22,425,542
Las Vegas Sands Corp.*	234,314	20,293,935
MGM MIRAGE*	314,871	21,889,832
Starbucks Corp.*	446,081	13,989,100
Wynn Resorts Ltd.^	302,615	28,706,059

		115,795,103

Internet & Catalog Retail (3.1%)
Amazon.com, Inc.*^	1,151,900	45,834,101
Audible, Inc.*^	845,620	8,785,992
Expedia, Inc.*^	576,000	13,351,680
IAC/InterActiveCorp*^	190,500	7,183,755
Liberty Media Corp., Interactive, Class A*	240,000	5,716,800

		80,872,328

Media (6.0%)
Cablevision Systems Corp. - New York Group, Class A	583,700	17,761,991
CBS Corp., Class B	59,600	1,823,164
Comcast Corp., Class A*	1,163,848	30,201,855
Comcast Corp., Special Class A*	1,021,674	26,022,037
Liberty Global, Inc., Class A*	38,500	1,267,805
Liberty Media Corp., Capital Series, Class A*	57,000	6,303,630
Sirius Satellite Radio, Inc.*	1,441,400	4,612,480
Time Warner, Inc.	1,272,300	25,089,756
Viacom, Inc., Class B*	58,500	2,404,935
Walt Disney Co.	370,400	12,752,872
XM Satellite Radio Holdings, Inc., Class A*^	2,088,439	26,982,632

		155,223,157

Multiline Retail (0.4%)
Target Corp.	196,319	11,633,864

Specialty Retail (1.9%)
Coldwater Creek, Inc.*^	325,150	6,594,042
Home Depot, Inc.	592,100	21,753,754
Lowe’s Cos., Inc.	673,368	21,204,359

		49,552,155

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	128,500	13,654,410
Polo Ralph Lauren Corp.	39,875	3,514,981
Under Armour, Inc., Class A*^	126,100	6,468,930

		23,638,321

Total Consumer Discretionary		478,532,742

Consumer Staples (1.9%)
Beverages (0.6%)
PepsiCo, Inc.	268,686	17,077,682

Household Products (1.0%)
Procter & Gamble Co.	412,808	26,072,953

Personal Products (0.3%)
Bare Escentuals, Inc.*	202,535	7,264,931

Total Consumer Staples		50,415,566

Energy (5.1%)
Energy Equipment & Services (3.0%)
Grant Prideco, Inc.*	480,600	23,953,104
Schlumberger Ltd.	211,561	14,618,865
Weatherford International Ltd.*	880,100	39,692,510

		78,264,479

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.	1,267,300	54,468,554

Total Energy		132,733,033

Financials (14.9%)
Capital Markets (6.3%)
E*Trade Financial Corp.*	575,900	12,220,598
Goldman Sachs Group, Inc.	220,823	45,628,656
Lehman Brothers Holdings, Inc.	666,857	46,726,670
MarketAxess Holdings, Inc.*^	492,370	8,242,274
Merrill Lynch & Co., Inc.	267,100	21,814,057
TD Ameritrade Holding Corp.*	779,972	11,605,983
UBS AG (Registered)	320,295	19,035,132

		165,273,370

Commercial Banks (1.4%)
Industrial & Commercial Bank of China Ltd., Class H*	37,128,000	20,812,778
Wells Fargo & Co.	486,958	16,765,964

		37,578,742

Diversified Financial Services (4.1%)
Chicago Mercantile Exchange Holdings, Inc., Class A	32,400	17,251,704
CIT Group, Inc.	60,000	3,175,200
Citigroup, Inc.	936,763	48,093,412
International Securities Exchange Holdings, Inc.	307,238	14,993,214
Nasdaq Stock Market, Inc.*	397,887	11,701,857
Nymex Holdings, Inc.*^	46,550	6,319,628
NYSE Group, Inc.*^	66,530	6,237,188

		107,772,203

Insurance (1.1%)
American International Group, Inc.	438,100	29,449,082

Real Estate Investment Trusts (REITs) (0.5%)
ProLogis (REIT)	180,903	11,746,032

Real Estate Management & Development (0.3%)
Move, Inc.*	1,277,140	7,075,356

Thrifts & Mortgage Finance (1.2%)
Countrywide Financial Corp.	893,700	30,064,068

Total Financials		388,958,853

Health Care (18.4%)
Biotechnology (8.7%)
Alnylam Pharmaceuticals, Inc.*^	459,640	8,273,520
Amgen, Inc.*	703,100	39,289,228
Applera Corp.- Celera Group*	851,421	12,090,178
Biogen Idec, Inc.*	636,200	28,234,556
Cepheid, Inc.*^	2,168,511	25,761,911
Combinatorx, Inc.*^	635,115	4,439,454
Genentech, Inc.*	441,559	36,260,825
Genzyme Corp.*	515,000	30,910,300
ImClone Systems, Inc.*	252,100	10,278,117
Memory Pharmaceuticals Corp.*^	1,336,100	2,244,648
Millennium Pharmaceuticals, Inc.*	351,300	3,990,768
Myriad Genetics, Inc.*^	178,550	6,152,833
Senomyx, Inc.*^	662,600	8,202,988
Vertex Pharmaceuticals, Inc.*	360,820	10,117,393

		226,246,719

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (0.9%)
Biosite, Inc.*	61,500	$5,164,155
Given Imaging Ltd.*^	912,548	19,711,037

		24,875,192

Health Care Providers & Services (5.5%)
Aetna, Inc.	666,300	29,177,277
UnitedHealth Group, Inc.	2,147,461	113,751,009

		142,928,286

Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*^	556,880	16,745,382
Compugen Ltd.*	1,378,450	3,680,461
Qiagen N.V.*^	388,400	6,672,712

		27,098,555

Pharmaceuticals (2.3%)
Alexza Pharmaceuticals, Inc.*^	763,290	9,815,909
BioMimetic Therapeutics, Inc.*	105,465	1,744,391
Forest Laboratories, Inc.*	530,600	27,294,064
Johnson & Johnson	139,700	8,418,322
King Pharmaceuticals, Inc.*	316,500	6,225,555
Teva Pharmaceutical Industries Ltd. (ADR)	40,100	1,500,943
Valeant Pharmaceuticals International	250,600	4,332,874

		59,332,058

Total Health Care		480,480,810

Industrials (9.5%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	144,317	11,025,819
L-3 Communications Holdings, Inc.	212,600	18,596,122
Lockheed Martin Corp.	209,270	20,303,375
United Technologies Corp.	53,923	3,504,995

		53,430,311

Air Freight & Logistics (1.3%)
FedEx Corp.	321,893	34,580,965

Airlines (0.1%)
Continental Airlines, Inc., Class B*	37,250	1,355,528

Commercial Services & Supplies (0.5%)
Monster Worldwide, Inc.*	239,940	11,365,958
TeleTech Holdings, Inc.*	72,600	2,663,694

		14,029,652

Construction & Engineering (0.5%)
Quanta Services, Inc.*^	505,800	12,756,276

Electrical Equipment (0.0%)
Genlyte Group, Inc.*	8,800	620,840

Industrial Conglomerates (2.8%)
General Electric Co.	1,129,686	39,945,697
Tyco International Ltd.	1,037,800	32,742,590

		72,688,287

Machinery (0.8%)
Caterpillar, Inc.	205,900	13,801,477
Pall Corp.	176,700	6,714,600

		20,516,077

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	268,477	21,593,605
Union Pacific Corp.	155,637	15,804,937

		37,398,542

Total Industrials		247,376,478

Information Technology (26.5%)
Communications Equipment (7.3%)
C-COR, Inc.*	186,400	2,583,504
Cisco Systems, Inc.*	1,640,303	41,876,936
JDS Uniphase Corp.*	1,528,287	23,275,811
Juniper Networks, Inc.*	1,480,693	29,140,038
Motorola, Inc.	517,600	9,145,992
Nokia Oyj (ADR)*	1,865,800	42,764,136
QUALCOMM, Inc.	985,250	42,030,765

		190,817,182

Computers & Peripherals (1.2%)
Apple Inc.*	69,000	6,410,790
SanDisk Corp.*	296,600	12,991,080
Seagate Technology	268,700	6,260,710
Sun Microsystems, Inc.*	1,039,300	6,246,193

		31,908,773

Electronic Equipment & Instruments (1.4%)
Itron, Inc.*^.	182,300	11,856,792
Jabil Circuit, Inc.	600,900	12,865,269
Mellanox Technologies Ltd.*	190,700	2,774,685
SunPower Corp., Class A*^	127,000	5,778,500
Trimble Navigation Ltd.*	124,800	3,349,632

		36,624,878

Internet Software & Services (5.4%)
Digital River, Inc.*^	139,450	7,704,612
eBay, Inc.*	1,078,700	35,758,905
Google, Inc., Class A*	79,397	36,376,530
SAVVIS, Inc.*	125,600	6,013,728
Yahoo!, Inc.*	1,734,400	54,269,376

		140,123,151

IT Services (0.5%)
Accenture Ltd., Class A	316,600	12,201,764

Semiconductors & Semiconductor Equipment (6.5%)
Advanced Micro Devices, Inc.*	1,796,096	23,457,014
Broadcom Corp., Class A*	831,002	26,650,234
Cirrus Logic, Inc.*	201,100	1,540,426
DSP Group, Inc.*	78,700	1,495,300
Intel Corp.	191,300	3,659,569
International Rectifier Corp.*	284,400	10,866,924
KLA-Tencor Corp.	433,998	23,140,774
Lam Research Corp.*	347,615	16,456,094
Micron Technology, Inc.*	1,017,900	12,296,232
Netlogic Microsystems, Inc.*^	651,037	17,330,605
RF Micro Devices, Inc.*	226,700	1,412,341
Silicon Laboratories, Inc.*	310,883	9,301,619
Teradyne, Inc.*	188,200	3,112,828
Texas Instruments, Inc.	640,000	19,264,000

		169,983,960

Software (4.2%)
Autodesk, Inc.*	143,100	5,380,560
Electronic Arts, Inc.*	507,000	25,532,520
NAVTEQ Corp.*^	475,464	16,403,508
Nuance Communications, Inc.*^	338,450	5,181,670
Opsware, Inc.*^	853,210	6,185,772
Red Hat, Inc.*	838,170	19,219,238
Salesforce.com, Inc.*^	290,365	12,433,429
Shanda Interactive Entertainment Ltd. (ADR)*^	679,746	18,251,180

		108,587,877

Total Information Technology		690,247,585

Materials (0.9%)
Chemicals (0.9%)
Monsanto Co.	406,103	22,319,421

Total Materials		22,319,421

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.5%)
Aruba Networks, Inc.*^	300,000	4,401,000
Level 3 Communications, Inc.*^	3,923,026	23,930,459

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
NeuStar, Inc., Class A*	410,146	$11,664,552

		39,996,011

Total Telecommunication Services		39,996,011

Utilities (0.3%)
Electric Utilities (0.1%)
ITC Holdings Corp.	87,400	3,783,546

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	182,270	3,922,451

Total Utilities		7,705,997

Total Common Stocks (97.3%) (Cost $2,362,009,831)		2,538,766,496

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45 expiring 10/14/09*† (Cost $—)	48,100	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.8%)
Berkeley Square Financial LLC
5.44%, 4/2/07§	$21,000,000	20,993,654

Government Securities (1.6%)
Federal Home Loan Bank
5.00%, 4/2/07 (o)(p)	21,000,000	20,994,167
Federal Home Loan Mortgage Corp.
5.00%, 4/2/07 (o)(p)	20,300,000	20,294,361

Total Government Securities		41,288,528

Short-Term Investments of Cash Collateral for Securities Loaned (10.5%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	739,436	739,436
Aegis Finance LLC
5.31%, 4/19/07	7,696,968	7,696,968
Banesto S.A./Madrid
5.33%, 4/19/07	4,027,183	4,027,183
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)	63,559,573	63,559,573
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	4,027,183	4,027,183
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	5,612,977	5,612,977
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	7,732,191	7,732,191
Citigroup Funding, Inc.
5.36%, 4/4/07	8,045,987	8,045,987
5.36%, 3/16/09 (l)	4,027,183	4,027,183
Comerica Bank
5.35%, 3/16/09 (l)	1,610,679	1,610,679
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	3,221,720	3,221,720
Corp. Andina de Fomento
5.31%, 4/12/07	6,387,946	6,387,946
Credit Industriel et Commercial
5.33%, 4/18/07	4,027,232	4,027,232
5.33%, 4/25/07	4,033,709	4,033,709
Crown Point Capital Co.
5.29%, 4/5/07	8,017,814	8,017,814
DekaBank Deutsche
5.38%, 4/30/08 (l)	4,188,270	4,188,270
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	4,027,183	4,027,183
Fenway Funding LLC
5.35%, 6/18/07	7,153,243	7,153,243
5.35%, 6/27/07	4,548,065	4,548,065
Fifth Third Bancorp
5.32%, 4/30/08 (l)	483,258	483,258
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	1,771,960	1,771,960
5.56%, 4/30/08 (l)	3,221,746	3,221,746
5.41%, 3/27/09 (l)	4,027,183	4,027,183
Hartford Life, Inc.
5.45%, 3/28/08 (l)	1,288,698	1,288,698
HSBC Finance Corp.
5.33%, 4/9/07	6,412,188	6,412,188
5.32%, 4/11/07	8,014,125	8,014,125
5.32%, 4/12/07	7,211,647	7,211,647
Kommunalkredit International Bank
5.34%, 4/6/07	7,947,070	7,947,070
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	563,806	563,806
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	4,027,183	4,027,183
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	2,738,484	2,738,484
5.34%, 4/23/07	3,221,746	3,221,746
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	4,027,183	4,027,183
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	4,027,183	4,027,183
5.37%, 1/28/08 (l)	4,832,619	4,832,619
National Bank of Canada
5.42%, 4/2/07	12,886,984	12,886,984
New York Life Insurance Co.
5.41%, 6/29/07 (l)	4,027,183	4,027,183
Norinchukin Bank N.Y.
5.34%, 4/9/07	7,248,929	7,248,929
5.33%, 4/16/07	4,027,183	4,027,183
5.32%, 6/5/07	8,054,364	8,054,364
Park Sienna LLC
5.32%, 5/10/07	3,988,273	3,988,273
Raiffeisen Zentralbank
5.31%, 4/19/07	8,021,232	8,021,232
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	6,102,152	6,102,152
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	3,138,902	3,138,902

Total Short-Term Investments of Cash Collateral for Securities Loaned		273,995,823

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	12,036,521	12,036,521

Total Short-Term Investments (13.4%) (Cost/Amortized Cost $348,323,436)		348,314,526

Total Investments (110.7%) (Cost/Amortized Cost $2,710,333,267)		2,887,081,022
Other Assets Less Liabilities (-10.7%)		(277,934,093)

Net Assets (100%)		$2,609,146,929

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $20,993,654 or 0.80% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$897,173,417
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$894,747,673

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,418,634
Aggregate gross unrealized depreciation	(124,658,091)

Net unrealized appreciation	$136,760,543

Federal income tax cost of investments	$2,750,320,479

At March 31, 2007, the Portfolio had loaned securities with a total value of $269,653,368. This was secured by collateral of $273,995,823 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $1,180 as brokerage commissions with Sanford C. Bern-stein & Co. Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $566,593,973, of which $499,390,632 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (21.0%)
Asset-Backed Securities (8.5%)
ACE Securities Corp., Series 06-HE1 A2A
5.400%, 2/25/36 (l)	$2,878,070	$2,878,524
Series 06-HE3 A2A
5.370%, 6/25/36 (l)	5,057,479	5,057,715
Aegis Asset Backed Securities Trust, Series 06-1 A1
5.400%, 1/25/37 (l)	8,229,553	8,228,336
Ameriquest Mortgage Securities, Inc., Series 04-R11 A1
5.622%, 11/25/34 (l)	5,022,246	5,028,440
Amortizing Residential Collateral Trust, Series 02-BC3M A
5.590%, 6/25/32 (l)	47,448	47,448
Series 02-BC4 A
5.610%, 7/25/32 (l)	8,882	8,896
Asset Backed Funding Certificates, Series 06-OPT3 A3A
5.380%, 11/25/36 (l)	7,328,070	7,328,547
Bank of America Credit Card Trust, Series 06-A16 A16
4.720%, 5/15/13	13,475,000	13,388,408
Bear Stearns Asset Backed Securities, Inc., Series 02-2 A1
5.650%, 10/25/32 (l)	24,724	24,762
Series 03-2 A2
5.770%, 3/25/43 (l)	123,883	124,071
Series 06-HE1 1A1
5.410%, 12/25/35 (l)	3,445,316	3,444,436
Capital Auto Receivables Asset Trust, Series 04-2 A2
3.350%, 2/15/08	1,597,664	1,595,161
Carrington Mortgage Loan Trust, Series 06-RFC1 A1
5.360%, 5/25/36 (l)	4,212,901	4,213,077
Cendant Mortgage Corp., Series 03-A A1
6.000%, 7/25/43§ (l)	157,052	156,697
Chase Issuance Trust, Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,960,983
Chase Manhattan Auto Owner Trust, Series 05-A A3
3.870%, 6/15/09	6,700,718	6,643,072
Series 06-A A2
5.370%, 1/15/09	6,853,410	6,854,411
Citibank Credit Card Issuance Trust, Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,414,401
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,140,575
Series 06-A2 A2
4.850%, 2/10/11	7,725,000	7,705,511
Countrywide Asset-Backed Certificates, Series 06-6 2A1
5.390%, 9/25/36 (l)	2,607,832	2,607,970
Series 06-19 2A1
5.380%, 3/25/37 (l)	9,316,320	9,315,710
CS First Boston Mortgage Securities Corp., Series 01-HE17 A1
5.940%, 1/25/32 (l)	36,594	36,603
Daimler Chrysler Auto Trust, Series 06-B A3
5.330%, 8/8/10	8,000,000	8,018,760
Series 06-C A3
5.020%, 7/8/10	11,650,000	11,644,529
Series 06-D A4
4.940%, 2/8/12	9,900,000	9,883,210
Discover Card Master Trust I, Series 00-4 A
5.530%, 11/17/09 (l)	9,825,000	9,827,842
Fieldstone Mortgage Investment Corp., Series 06-1 A1
5.400%, 5/25/36 (l)	4,622,350	4,622,767
First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF8 A2A
5.430%, 9/25/35 (l)	2,266,304	2,266,510
Series 06-FF4 A1
5.390%, 3/25/36 (l)	3,918,852	3,917,830
Ford Credit Auto Owner Trust, Series 04-A A3
2.930%, 3/15/08	1,230,371	1,228,255
Series 05-B A3
4.170%, 1/15/09	3,569,969	3,555,487
Series 05-C A3
4.300%, 8/15/09	7,176,812	7,132,016
Series 06-B A3
5.260%, 10/15/10	12,250,000	12,276,121
GSAA Home Equity Trust, Series 06-5 2A1
5.390%, 3/25/36 (l)	4,951,815	4,942,967
GSAMP Trust, Series 02-NC1 A2
5.960%, 7/25/32 (l)	4,114	4,161
Home Equity Asset Trust, Series 02-1 A4
5.920%, 11/25/32 (l)	4,106	4,107
Honda Auto Receivables Owner Trust, Series 05-6 A3
4.850%, 10/19/09	7,375,000	7,354,255
JPMorgan Mortgage Acquisition Corp., Series 06-FRE2 A2
5.390%, 2/25/36 (l)	286,993	286,955
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,192,057
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,974,768
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,944,803
Nationstar Home Equity Loan Trust, Series 06-B AV1
6.020%, 9/25/36 (l)	6,537,497	6,537,482
Nissan Auto Receivables Owner Trust, Series 06-B A3
5.160%, 2/15/10	10,225,000	10,219,366
Renaissance Home Equity Loan Trust, Series 03-2 A
5.760%, 8/25/33 (l)	56,919	57,013
Series 03-3 A
5.820%, 12/25/33 (l)	318,763	320,575
Residential Asset Mortgage Products, Inc., Series 05-EFC4 A1
5.430%, 9/25/35 (l)	1,661,745	1,661,911
Series 05-RZ4 A1
5.440%, 11/25/35 (l)	4,089,492	4,090,053
Series 06-RS2 A1
5.400%, 3/25/36 (l)	3,056,342	3,056,883
Salomon Brothers Mortgage Securities VII, Inc., Series 02-CIT1 A
5.620%, 3/25/32 (l)	102,047	102,175

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Saxon Asset Securities Trust, Series 02-1 AV2
5.590%, 1/25/32 (l)	$21,399	$21,403
SLM Student Loan Trust, Series 06-8 A1
5.340%, 4/25/12 (l)	9,221,369	9,221,577
Soundview Home Equity Loan Trust, Series 06-2 A1
5.390%, 3/25/36 (l)	1,002,419	1,002,492
Structured Asset Investment Loan Trust, Series 06-1 A1
5.400%, 1/25/36 (l)	3,364,548	3,364,012
Structured Asset Securities Corp., Series 02-HF1 A
5.610%, 1/25/33 (l)	99,101	99,205
Series 03-AL2 A
3.357%, 1/25/31§	872,512	801,263
USAA Auto Owner Trust, Series 04-3 A3
3.160%, 2/17/09	2,339,459	2,328,567
Wells Fargo Home Equity Trust, Series 05-2 AII2
5.560%, 10/25/35§ (l)	1,384,000	1,384,941

		244,550,072

Non-Agency CMO (12.5%)
Banc of America Alternative Loan Trust, Series 04-5 4A1
5.000%, 6/25/19	1,552,712	1,545,184
Series 04-6 4A1
5.000%, 7/25/19	1,552,459	1,538,040
Banc of America Commercial Mortgage, Inc., Series 00-1 A2A
7.333%, 11/15/31	6,310,000	6,588,241
Series 01-1 A2
6.503%, 4/15/36	4,542,427	4,723,748
Series 02-PB2 A2
5.676%, 6/11/35	5,195,059	5,211,926
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,543,142
Banc of America Funding Corp., Series 06-A 1A1
4.620%, 2/20/36 (l)	2,178,908	2,159,235
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.785%, 6/25/31 (l)	2,658	2,648
Series 05-10 A2
4.750%, 10/25/35 (l)	2,500,000	2,459,701
Bear Stearns Alt-A Trust, Series 06-6 31A1
5.830%, 11/25/36 (l)	5,250,607	5,297,930
Series 06-6 32A1
5.824%, 11/25/36 (l)	5,464,910	5,500,722
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,063,527
Series 03-T12 A4
4.680%, 8/13/39	6,825,000	6,627,192
Chase Commercial Mortgage Securities Corp., Series 99-2 A2
7.198%, 1/15/32	527,718	550,265
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,384,726
Citigroup Commercial Mortgage Trust, Series 05-EMG A2
4.221%, 9/20/51§	5,700,000	5,588,002
Citigroup Mortgage Loan Trust, Inc., Series 06-AR1 1A1
4.900%, 10/25/35 (l)	9,510,992	9,406,990
Commercial Mortgage Acceptance Corp., Series 98-C2 A2
6.030%, 9/15/30	2,193,652	2,199,588
Commercial Mortgage
Pass-Through Certificates,
Series 00-C1 A2
7.416%, 8/15/33	6,135,356	6,415,915
Countrywide Alternative Loan Trust, Series 03-J3 2A1
6.250%, 12/25/33	346,413	345,446
Series 06-OC8 2A1A
5.410%, 11/25/36 (l)	9,599,207	9,602,126
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 1A3
6.000%, 11/25/26§	846,911	842,237
Series 03-R4 2A
6.500%, 1/25/34§	339,074	346,667
Credit Suisse Mortgage Capital Certificates, Series 06-3 1A1A
5.410%, 4/25/36 (l)	3,095,565	3,096,109
CS First Boston Mortgage Securities Corp., Series 98-C1 A1B
6.480%, 5/17/40	6,709,270	6,777,165
Series 98-C2 A2
6.300%, 11/15/30	1,070,042	1,083,646
Series 02-CKS4 A2
5.183%, 11/15/36	7,435,000	7,428,068
Series 02-CP3 A3
5.603%, 7/15/35	7,210,000	7,350,438
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,809,888
Series 02-P1A A
5.952%, 3/25/32§ (l)	35,738	35,656
Series 03-C3 A5
3.936%, 5/15/38	7,430,000	6,946,188
Series 05-C2 A4
4.832%, 4/15/37^	4,760,000	4,608,064
DLJ Commercial Mortgage Corp., Series 98-CF1 A1B
6.410%, 2/18/31	2,791,313	2,802,577
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	280,252
Series 99-CG2 A1B
7.300%, 6/10/32	3,762,160	3,902,625
Series 00-CKP1 A1B
7.180%, 11/10/33	6,220,266	6,556,430
First Horizon Alternative Mortgage Securities, Series 06-FA2 1A5
6.000%, 5/25/36	9,600,000	9,714,128
First Republic Mortgage Loan Trust, Series 01-FRB1 A
5.670%, 11/15/31 (l)	766,976	769,481
First Union National Bank
Commercial Mortgage,
Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,785,297
GE Capital Commercial Mortgage Corp., Series 02-3A A1
4.229%, 12/10/37	2,174,965	2,138,564
GMAC Commercial Mortgage Securities, Inc., Series 99-C2 A2
6.945%, 9/15/33	318,514	328,115
Series 99-C3 A2
7.179%, 8/15/36	2,871,540	2,975,732
Series 00-C1 A2
7.724%, 3/15/33^	3,898,715	4,108,563

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 00-C2 A2
7.455%, 8/16/33	$3,203,659	$3,387,364
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,409,352
Series 02-C3 A2
4.930%, 7/10/39	6,925,000	6,838,056
Greenwich Capital Commercial Funding Corp., Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,193,667
GS Mortgage Securities Corp. II, Series 98-C1 A3
6.135%, 10/18/30	4,677,478	4,710,994
GSR Mortgage Loan Trust, Series 04-9 4A1
4.059%, 8/25/34 (l)	6,658,091	6,571,063
Series 05-AR6 2A1
4.539%, 9/25/35 (l)	2,497,499	2,471,541
Heller Financial Commercial Mortgage Asset Corp., Series 99-PH1 A2
6.847%, 5/15/31	439,544	448,771
Homebanc Mortgage Trust, Series 05-4 A1
5.590%, 10/25/35 (l)	3,654,114	3,661,125
Impac CMB Trust, Series 03-8 2A1
6.220%, 10/25/33 (l)	317,116	317,252
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,482,131
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,354,474
Series 01-CIBC A3
6.260%, 3/15/33	5,210,755	5,378,365
Series 07-CB18 A4
5.440%, 6/12/47	7,975,000	8,003,636
LB Commercial Conduit Mortgage Trust, Series 98-C4 A1B
6.210%, 10/15/35	1,370,977	1,384,695
LB-UBS Commercial Mortgage Trust, Series 02-C2 A4
5.594%, 6/15/31	6,949,000	7,086,643
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,694,460
Series 04-C7 A1A
4.475%, 10/15/29	9,009,099	8,752,980
Series 06-C6 A4
5.372%, 9/15/39	6,760,000	6,758,828
MASTR Alternative Loans Trust, Series 04-4 1A1
5.500%, 5/25/34	2,950,579	2,922,663
Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
4.910%, 12/25/32 (l)	572,852	570,450
Morgan Stanley Capital I, Series 98-WF1 A2
6.550%, 3/15/30	196,216	196,361
Series 99-LIFE A2
7.110%, 4/15/33	6,975,000	7,233,594
Series 06-IQ12 A4
5.332%, 12/15/43	7,370,000	7,334,410
Morgan Stanley Dean Witter Capital I, Series 02-IQ2 A4
5.740%, 12/15/35	6,865,000	7,028,960
Nationslink Funding Corp., Series 98-2 A2
6.476%, 8/20/30	6,599,897	6,660,539
Residential Accredit Loans, Inc., Series 03-QR19 CB1
5.750%, 10/25/33	563,534	561,315
Series 06-QS2 1A9
5.500%, 2/25/36	7,807,000	7,836,768
Salomon Brothers Mortgage Securities VII, Inc., Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,078,018
Sequoia Mortgage Trust,
Series 03-4 2A1
5.670%, 7/20/33 (l)	382,433	383,779
Series 10 2A1
5.700%, 10/20/27 (l)	164,295	164,405
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS 1A1
5.640%, 10/25/35 (l)	3,186,565	3,198,375
Structured Asset Mortgage Investments, Inc., Series 02-AR3 A1
5.650%, 9/19/32 (l)	93,824	93,977
Series 06-AR3 12A1
5.540%, 5/25/36 (l)	2,347,585	2,349,981
Structured Asset Securities Corp., Series 03-2
5.114%, 1/21/09§(b)	2,122,031	2,121,368
Terra LNR Ltd.,
Series 06-1A A1
5.450%, 6/15/17§ (l)	2,725,309	2,725,309
TIAA Retail Commercial Trust, Series 01-C1A A4
6.680%, 6/19/31§	9,155,000	9,423,889
Wachovia Bank Commercial Mortgage Trust, Series 05-C17 APB
5.037%, 3/15/42	5,110,000	5,066,754
Series 05-C20 A6A
5.110%, 7/15/42 (l)	7,640,000	7,601,155
Series 06-C28 A4
5.572%, 10/15/48^	6,740,000	6,830,980
Series 06-C29 A4
5.308%, 11/15/48	8,000,000	7,936,906
Washington Mutual Inc, Series 02-AR6 A
6.383%, 6/25/42 (l)	233,218	233,510
Series 02-AR9 1A
6.383%, 8/25/42 (l)	288,587	289,482
Series 02-AR10 A6
4.816%, 10/25/32 (l)	240,755	239,906
Series 03-R1 A1
5.590%, 12/25/27 (l)	1,573,556	1,573,412
Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A2
4.476%, 7/25/34 (l)	5,811,524	5,679,511

		358,681,358

Total Asset-Backed and Mortgage-Backed Securities		603,231,430

Consumer Discretionary (0.6%)
Automobiles (0.0%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08^	200,000	196,998

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	522,500
Mandalay Resort Group, Series B
10.250%, 8/1/07	1,100,000	1,113,750

		1,636,250

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Media (0.5%)
BSKYB Finance UK plc
6.500%, 10/15/35^§	$160,000	$158,540
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,166,440
Comcast Cable Holdings LLC
7.875%, 8/1/13	130,000	145,574
7.125%, 2/15/28	360,000	382,053
Comcast Corp.
6.500%, 1/15/15	969,000	1,022,043
6.500%, 1/15/17	2,550,000	2,691,273
7.050%, 3/15/33	15,000	16,104
6.500%, 11/15/35	1,235,000	1,244,356
COX Communications, Inc.
7.125%, 10/1/12^	115,000	123,980
Historic TW, Inc.
6.950%, 1/15/28	2,910,000	3,047,186
6.625%, 5/15/29	200,000	202,399
News America Holdings, Inc.
7.750%, 1/20/24	145,000	163,827
8.500%, 2/23/25	775,000	931,418
8.450%, 8/1/34	245,000	306,905
News America, Inc.
7.125%, 4/8/28	275,000	292,371
TCI Communications, Inc.
7.875%, 2/15/26	820,000	941,460
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	11,050
Time Warner, Inc.
6.750%, 4/15/11	135,000	142,272
7.700%, 5/1/32	598,000	677,977
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	74,052

		13,741,280

Multiline Retail (0.0%)
Federated Department Stores, Inc.
6.790%, 7/15/27	610,000	601,337
May Department Stores Co.
6.650%, 7/15/24	205,000	201,466
6.700%, 7/15/34^	155,000	152,878

		955,681

Total Consumer Discretionary		16,530,209

Energy (0.6%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10	1,100,000	1,111,878
7.600%, 8/15/96§	525,000	602,424
Transocean, Inc.
5.548%, 9/5/08 (l)	6,200,000	6,206,572

		7,920,874

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	3,600,000	3,562,369
ConocoPhillips
5.360%, 4/11/07 (l)	2,700,000	2,700,015
7.000%, 3/30/29	30,000	33,519
El Paso Corp.
7.625%, 8/16/07	900,000	908,109
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	407,874
Enterprise Products Operating LP, Series B
4.000%, 10/15/07	575,000	570,809

		8,182,695

Total Energy		16,103,569

Financials (13.9%)
Capital Markets (2.2%)
Bear Stearns Cos., Inc.
5.450%, 2/23/10 (l)	$7,000,000	$6,997,641
Goldman Sachs Group, Inc.
5.440%, 12/22/08 (l)	100,000	100,108
5.390%, 12/23/08 (l)	5,100,000	5,097,562
5.650%, 6/28/10 (l)	10,000,000	10,050,060
Lehman Brothers Holdings, Inc.
5.400%, 12/23/08 (l)	10,200,000	10,196,879
5.750%, 7/18/11^	2,375,000	2,423,759
Merrill Lynch & Co., Inc.
5.395%, 10/23/08 (l)	8,500,000	8,497,603
5.380%, 12/22/08 (l)	1,700,000	1,699,063
Morgan Stanley
5.360%, 11/21/08 (l)	3,300,000	3,298,175
5.600%, 1/22/09 (l)	600,000	600,402
5.050%, 1/21/11^	2,315,000	2,304,323
6.750%, 4/15/11	800,000	846,140
5.610%, 1/9/12 (l)	8,575,000	8,573,834
5.625%, 1/9/12	1,935,000	1,960,424
5.300%, 3/1/13	300,000	299,624

		62,945,597

Certificates of Deposit (2.5%)
Bank of Ireland
5.400%, 1/15/10 (l)	4,000,000	3,999,580
Barclays Bank plc/New York
5.350%, 3/13/09 (l)	14,025,000	14,033,695
Calyon/New York
5.340%, 1/16/09 (l)	6,800,000	6,799,946
Fortis Bank S.A./New York
5.265%, 4/28/08 (l)	9,700,000	9,709,283
5.265%, 6/30/08 (l)	4,000,000	3,999,864
HSBC Bank USA N.A./New York
3.870%, 6/7/07^	6,725,000	6,705,598
Nordea Bank Finland plc/New York
5.263%, 4/2/08 (l)	2,700,000	2,699,247
5.298%, 5/28/08 (l)	7,400,000	7,401,761
Royal Bank of Scotland/New York
5.260%, 7/3/08 (l)	6,000,000	5,997,798
Societe Generale/New York
5.269%, 6/30/08 (l)	3,500,000	3,499,948
Suntrust Bank
4.415%, 6/15/09	980,000	961,160
Unicredito Italiano Bank plc/New York
5.350%, 5/6/08 (l)	1,700,000	1,699,817
5.360%, 5/29/08 (l)	4,700,000	4,700,775

		72,208,472

Commercial Banks (4.2%)
Asahi Financial Co.
5.618%, 3/27/49 †	1,000,000	1,005,808
Bank of New York
3.800%, 2/1/08	1,200,000	1,185,504
Bank One N.A./Illinois
3.700%, 1/15/08	1,250,000	1,236,004
Bank One N.A./Texas
6.250%, 2/15/08	1,000,000	1,006,928
BankBoston N.A.
6.375%, 4/15/08	625,000	631,730
Charter One Bank N.A.
5.410%, 4/24/09 (l)	5,600,000	5,599,451
Commonwealth Bank of Australia
5.360%, 6/8/09§ (l)	600,000	600,151
Depfa ACS Bank
3.625%, 10/29/08	2,000,000	1,957,398

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
DnB NOR Bank ASA
5.425%, 10/13/09§ (l)		$6,100,000	$6,099,079
Eksportfinans A/S
3.375%, 1/15/08		4,070,000	4,010,240
HBOS Treasury Services plc
3.600%, 8/15/07§		780,000	775,283
3.500%, 11/30/07§		1,285,000	1,270,679
5.400%, 7/17/09§ (l)		4,300,000	4,304,201
5.000%, 11/21/11§		9,490,000	9,440,737
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49§ (l)		550,000	524,707
ICICI Bank Ltd.
5.900%, 1/12/10§ (l)		3,400,000	3,403,947
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		3,950,000	3,875,740
Mizuho Financial Group, Inc./Aruba
1.433%, 12/31/49 (l)	JPY	300,000,000	2,571,029
National Australia Bank Ltd.
5.380%, 9/11/09§ (l)		$6,200,000	6,203,714
National City Bank/Indiana
3.300%, 5/15/07		500,000	498,752
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09		725,000	761,141
Rabobank Capital Funding II
5.260%, 12/31/49§ (l)		780,000	758,901
Rabobank Nederland
0.200%, 6/20/08	JPY	148,000,000	1,248,405
5.360%, 4/6/09§ (l)		$6,330,000	6,332,310
Royal Bank of Scotland plc
5.370%, 4/11/08§ (l)		2,700,000	2,702,292
5.410%, 7/21/08§ (l)		1,200,000	1,200,803
5.760%, 7/6/12 (l)		2,900,000	2,901,580
Santander U.S. Debt S.A. Unipersonal
5.420%, 10/21/08§ (l)		8,900,000	8,905,251
Sumitomo Mitsui Banking Corp.
1.151%, 12/31/49 (l)	JPY	200,000,000	1,731,412
1.514%, 12/31/49 (l)		100,000,000	859,981
5.625%, 12/31/49§ (l)		$300,000	295,505
SunTrust Banks, Inc.
3.625%, 10/15/07		845,000	837,163
4.000%, 10/15/08		895,000	879,107
SunTrust Capital VIII
6.100%, 12/15/36 (l)		1,450,000	1,358,269
U.S. Bancorp
3.950%, 8/23/07		100,000	99,457
U.S. Bank N.A./Ohio
4.400%, 8/15/08		2,270,000	2,244,038
Unicredito Luxembourg Finance S.A.
5.410%, 10/24/08§ (l)		8,200,000	8,201,312
Wachovia Bank N.A.
4.375%, 8/15/08		270,000	266,790
5.360%, 2/23/09 (l)		1,600,000	1,598,520
5.390%, 3/23/09 (l)		13,825,000	13,822,622
Wachovia Corp.
6.300%, 4/15/08		1,165,000	1,178,044
Wells Fargo & Co.
4.200%, 1/15/10		1,950,000	1,907,782
4.625%, 8/9/10		2,390,000	2,363,318
4.875%, 1/12/11		460,000	457,437

			119,112,522

Consumer Finance (0.4%)
Ford Motor Credit Co.
7.250%, 10/25/11		3,400,000	3,304,470
HSBC Finance Corp.
5.488%, 12/5/08 (l)		2,500,000	2,505,330
6.450%, 2/1/09		$65,000	$66,313
4.750%, 5/15/09		450,000	446,129
SLM Corp.
5.500%, 7/27/09 (l)		5,900,000	5,900,431

			12,222,673

Diversified Financial Services (4.0%)
Associates Corp. of North America
6.250%, 11/1/08		650,000	661,063
6.875%, 11/15/08		4,100,000	4,209,466
Bank of America Corp.
6.250%, 4/1/08		425,000	428,090
5.510%, 2/17/09 (l)		9,055,000	9,074,287
5.356%, 3/24/09 (l)		8,275,000	8,290,441
Bank of America N.A.
5.350%, 12/18/08 (l)		3,800,000	3,796,576
Belvoir Land LLC
5.270%, 12/15/47§		825,000	765,253
BTM Curacao Holdings N.V.
1.187%, 12/31/49 (l)	JPY	100,000,000	848,523
Caterpillar Financial Services Corp.
5.410%, 8/11/09 (l)		$6,100,000	6,093,101
CIT Group, Inc.
5.570%, 5/23/08 (l)		5,900,000	5,915,499
Citigroup Global Markets Holdings, Inc.
5.450%, 3/17/09 (l)		19,200,000	19,218,298
Citigroup, Inc.
3.500%, 2/1/08		2,615,000	2,579,235
5.388%, 12/26/08 (l)		300,000	300,085
3.625%, 2/9/09		980,000	956,402
6.200%, 3/15/09		905,000	923,805
5.380%, 12/28/09 (l)		4,100,000	4,097,405
4.125%, 2/22/10		6,580,000	6,438,234
4.625%, 8/3/10		485,000	479,644
6.125%, 8/25/36		1,600,000	1,625,122
General Electric Capital Corp.
3.450%, 7/16/07		700,000	696,406
5.360%, 10/24/08 (l)		3,000,000	3,000,036
5.455%, 6/15/09 (l)		5,100,000	5,107,665
4.125%, 9/1/09		1,055,000	1,035,113
5.420%, 5/10/10 (l)		3,700,000	3,699,604
5.000%, 11/15/11		12,270,000	12,233,816
Irwin Land LLC
5.030%, 12/15/25§		725,000	682,500
5.300%, 12/15/35		1,195,000	1,129,884
JPMorgan Chase & Co.
4.000%, 2/1/08		740,000	731,893
6.375%, 2/15/08		775,000	779,226
MassMutual Global Funding II
2.550%, 7/15/08§		850,000	818,608
Nationwide Building Society
3.500%, 7/31/07§		1,975,000	1,962,792
4.250%, 2/1/10§		295,000	287,914
New York Life Global Funding
3.875%, 1/15/09§		775,000	758,392
Pemex Finance Ltd.
9.030%, 2/15/11		95,000	101,808
Pricoa Global Funding I
4.350%, 6/15/08§		1,275,000	1,256,511
Racers, Series 97-R-8-3
5.660%, 8/15/07 †§(b)(l)		800,000	799,922
TIAA Global Markets, Inc.
3.875%, 1/22/08§		615,000	607,186
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	333,927

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
USAA Capital Corp.
4.000%, 12/10/07§		$975,000	$965,680

			113,689,412

Insurance (0.6%)
American International Group, Inc.
5.400%, 1/29/10^†§ (l)		10,400,000	10,412,006
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		2,140,000	2,130,417
4.125%, 1/15/10		85,000	83,190
4.750%, 5/15/12^		760,000	748,496
MetLife, Inc.
6.400%, 12/15/36		2,865,000	2,797,366
Metropolitan Life Global Funding I
4.750%, 6/20/07§		200,000	199,783

			16,371,258

Real Estate Investment Trusts (REITs) (0.0%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11		270,000	284,878
Rouse Co. (REIT)
3.625%, 3/15/09		1,160,000	1,105,882

			1,390,760

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12		445,000	473,614

Total Financials			398,414,308

Government Securities (72.5%)
Agency ABS (0.3%)
Small Business Administration Participation Certificates, Series 04-20A 1
4.930%, 1/1/24		792,590	785,305
Series 04-20C 1
4.340%, 3/1/24		4,995,012	4,782,114
Series 05-20B 1
4.625%, 2/1/25		432,933	419,856
Small Business Administration, Series 03-10A 1
4.628%, 3/10/13		767,217	748,233

			6,735,508

Agency CMO (5.4%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13		3,761,677	3,731,526
4.500%, 2/15/15		3,959,708	3,921,265
4.500%, 1/15/16		4,204,309	4,151,989
5.000%, 6/15/16		824,234	822,250
5.000%, 11/15/17		2,660,000	2,629,179
5.000%, 12/15/19		3,188,359	3,176,464
4.500%, 10/15/23		5,300,000	5,239,827
5.500%, 2/15/26		5,113,363	5,130,507
5.500%, 4/15/26		6,866,191	6,878,797
5.500%, 2/15/27		8,322,369	8,349,361
5.500%, 5/15/29		22,435,050	22,481,084
5.670%, 12/15/29 (l)		27,813	27,927
5.500%, 1/15/31		3,097,074	3,112,474
5.500%, 7/15/33		166,752	167,790
5.500%, 10/15/33		2,664,992	2,686,451
5.500%, 4/15/35		5,080,853	5,128,036
5.500%, 6/15/35		3,442,391	3,474,599
5.000%, 8/1/35 IO		7,783,217	1,827,071
5.500%, 8/1/35 IO		9,126,787	2,087,048
5.500%, 2/1/36 IO		10,333,808	2,441,869
Pass Through Trust
6.500%, 7/25/43		871,013	892,653
Federal National Mortgage Association
4.500%, 2/25/17		2,494,362	2,455,818
4.500%, 3/25/17		$1,950,223	$1,920,203
5.000%, 3/25/18		1,190,000	1,163,068
5.500%, 9/25/24		9,102,420	9,095,921
5.500%, 10/25/24		10,405,235	10,398,603
5.500%, 5/25/27		5,732,253	5,732,330
5.500%, 9/25/27		6,685,803	6,697,365
6.000%, 8/25/28		2,271,298	2,275,941
5.500%, 2/25/29		6,876,642	6,893,168
5.310%, 8/25/33		2,900,000	2,882,624
5.500%, 12/25/33		4,226,354	4,244,533
5.500%, 1/25/34		3,380,550	3,393,978
6.500%, 7/25/34		2,299,830	2,353,081
5.500%, 2/25/35		3,020,951	3,044,239
5.500%, 8/25/35		973,195	980,492
5.000%, 7/1/36 IO		15,014,100	3,590,572
Government National Mortgage Association
6.500%, 6/20/32		204,088	209,770

			155,689,873

Foreign Governments (1.0%)
Export-Import Bank of China
5.250%, 7/29/14^§		3,700,000	3,693,040
Federative Republic of Brazil
8.000%, 1/15/18		4,700,000	5,304,185
7.125%, 1/20/37		100,000	110,600
Israel Government AID Bond
5.500%, 4/26/24		1,950,000	2,040,369
5.500%, 9/18/33		1,945,000	2,013,768
Republic of Chile
5.500%, 1/15/13		1,000,000	1,016,400
Republic of Croatia
6.213%, 7/31/10 (l)		720,682	723,320
Republic of Italy
3.800%, 3/27/08	JPY	364,000,000	3,180,113
Republic of Panama
9.625%, 2/8/11		$350,000	399,525
Republic of Peru
9.125%, 1/15/08		400,000	410,000
Republic of South Africa
7.375%, 4/25/12		60,000	65,394
6.500%, 6/2/14^		1,480,000	1,576,200
Russian Federation
7.500%, 3/31/30 (e)(m)		2,850,000	3,234,465
United Mexican States
6.060%, 1/13/09 (l)		950,000	958,075
10.375%, 2/17/09		1,352,000	1,477,871
6.750%, 9/27/34^		1,973,000	2,151,556

			28,354,881

Municipal Bonds (0.0%)
City of Chicago, Illinois
6.406%, 1/1/14 §(l)		200,000	214,628
Los Gatos, California, Union School District
5.000%, 8/1/30		160,000	167,942
New York City Municipal Water Finance Authority
6.340%, 6/15/34 §(l)		100,000	110,070

			492,640

U.S. Government Agencies (51.2%)
Federal Farm Credit Bank
4.100%, 6/16/11		200,000	193,777
Federal Home Loan Bank
2.850%, 6/26/08		2,000,000	1,947,602
4.010%, 9/17/08		3,000,000	2,960,859
4.000%, 1/16/09 (e)		1,800,000	1,771,391
4.000%, 4/20/09 (e)		1,800,000	1,769,575
4.120%, 11/9/09		600,000	588,551
4.125%, 1/5/10		500,000	490,116

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 6/22/10	$10,900,000	$10,799,774
4.500%, 6/12/13	3,700,000	3,585,862
4.625%, 9/11/20	32,800,000	31,043,790
Federal Home Loan Mortgage Corp
4.000%, 10/7/09	2,000,000	1,957,370
4.000%, 6/1/10	1,130,373	1,105,472
4.625%, 5/28/13	850,000	827,087
6.000%, 1/1/14	33,751	34,360
5.500%, 2/1/14	355,186	357,337
6.000%, 7/1/14	18,897	19,250
6.000%, 2/1/17	650,015	661,648
6.000%, 3/1/17	14,673	14,933
6.500%, 3/1/17	93,096	95,361
6.000%, 4/1/17	598,569	609,282
6.000%, 5/1/17	4,406	4,485
6.000%, 7/1/17	87,773	89,333
6.000%, 8/1/17	120,931	123,093
5.500%, 11/1/17	133,104	133,709
4.500%, 4/1/19	290,077	281,197
4.000%, 5/1/19	35,339	33,396
4.500%, 5/1/19	1,759,140	1,705,291
4.500%, 6/1/19	599,422	581,416
4.500%, 8/1/19	66,933	64,884
4.500%, 11/1/19	1,534,951	1,487,965
4.500%, 2/1/20	22,362	21,653
4.500%, 5/1/20	114,754	111,114
4.500%, 8/1/20	3,450,760	3,345,129
4.000%, 9/1/20	89,336	84,361
5.000%, 10/1/20	6,355,660	6,270,630
5.500%, 3/1/23	73,785	73,582
6.500%, 4/1/31	1,330	1,369
5.500%, 11/1/31	1,546,093	1,533,394
7.375%, 11/1/31 (l)	38,574	39,039
5.500%, 11/1/32	810,228	803,573
5.500%, 1/1/33	123,897	122,893
5.500%, 2/1/33	751,399	745,312
5.500%, 3/1/33	50,396	49,985
5.500%, 4/1/33	70,665	70,089
5.500%, 5/1/33	24,378	24,179
5.500%, 10/1/33	76,641	76,016
5.000%, 4/1/34	4,106,878	3,976,580
4.775%, 1/1/35 (l)	5,630,186	5,589,158
5.500%, 10/1/35	890,697	882,263
5.337%, 4/1/36 (l)	5,158,925	5,173,779
5.544%, 4/1/36 (l)	8,633,991	8,638,807
5.000%, 5/1/36	667,637	645,243
6.000%, 9/1/36	277,763	280,001
4.500%, 4/15/22 TBA	4,700,000	4,548,716
6.000%, 4/15/22 TBA	8,000,000	8,130,000
5.500%, 4/15/37 TBA	80,000,000	79,150,000
5.500%, 5/15/37 TBA	46,000,000	45,496,852
6.000%, 5/15/37 TBA	15,000,000	15,112,500
Federal National Mortgage Association
2.350%, 4/5/07	6,220,000	6,217,506
3.740%, 2/24/09	10,600,000	10,380,887
4.040%, 3/16/09	500,000	491,608
4.000%, 7/23/09	187,000	183,270
7.250%, 1/15/10^	8,625,000	9,165,787
5.570%, 12/15/10	16,750,000	16,740,000
4.000%, 11/28/11	4,100,000	3,945,118
4.625%, 5/1/13^	5,650,000	5,538,831
5.125%, 1/2/14^	2,575,000	2,578,358
4.000%, 5/1/14	7,071,230	6,856,508
7.000%, 4/1/15	81,906	84,480
6.000%, 2/1/16	2,387,721	2,429,589
6.000%, 3/1/16	420,298	427,668
7.000%, 4/1/16	101,070	104,186
5.500%, 2/1/17	498,625	501,080
5.500%, 6/1/17	$159,248	$160,032
5.500%, 8/1/17	163,924	164,731
5.500%, 10/1/17	131,054	131,699
5.500%, 12/1/17	8,161	8,201
5.000%, 1/1/18	3,507,152	3,469,473
5.500%, 1/1/18	472,989	475,318
5.000%, 3/1/18	5,259,224	5,200,436
4.500%, 4/1/18	441,866	428,950
5.500%, 4/1/18	942,321	946,617
4.500%, 5/1/18	596,765	579,582
5.000%, 6/1/18	5,094,954	5,038,003
4.500%, 10/1/18	322,145	312,729
5.000%, 10/1/18	18,688	18,479
5.500%, 10/1/18	14,367	14,432
5.500%, 11/1/18	5,543,231	5,570,522
5.000%, 12/1/18	8,536,958	8,445,241
5.000%, 1/1/19	631,554	624,494
5.500%, 3/1/19	542,729	545,235
5.000%, 5/1/19	559,175	552,415
5.500%, 5/1/19	1,379,322	1,386,113
4.000%, 6/1/19	7,363,836	6,960,614
5.000%, 6/1/19	61,413	60,657
5.500%, 7/1/19	167,370	168,028
5.500%, 8/1/19	788,684	791,679
5.500%, 9/1/19	419,633	421,227
5.500%, 11/1/19	449,367	451,073
5.000%, 12/1/19	8,930,825	8,820,972
5.500%, 6/1/20	4,672,150	4,694,019
5.500%, 10/1/20	897,502	900,000
5.500%, 1/1/21	1,025,456	1,028,061
6.000%, 1/1/21	1,960,405	1,997,139
5.500%, 2/1/21	310,342	311,130
5.000%, 3/1/21	6,632,833	6,558,691
6.000%, 4/1/21	14,890,248	15,158,117
7.151%, 1/1/28 (l)	222,291	226,089
6.500%, 2/1/31	1,207	1,243
6.500%, 8/1/31	751	774
7.000%, 8/1/31	49,447	51,654
7.000%, 3/1/32	41,527	43,274
7.000%, 4/1/32	174,818	182,425
7.000%, 5/1/32	10,298	10,731
6.500%, 6/1/32	158,279	162,730
6.500%, 8/1/32	255,637	263,314
6.500%, 9/1/32	2,348,986	2,415,041
7.000%, 10/1/32	55,291	57,687
5.500%, 11/1/32	556,493	552,004
6.500%, 11/1/32	369,319	379,705
6.500%, 12/1/32	98,234	100,996
5.500%, 1/1/33	1,074,098	1,065,434
5.500%, 2/1/33	2,254,154	2,235,916
5.500%, 3/1/33	4,929,908	4,878,637
5.596%, 3/1/33 (l)	246,303	248,930
5.500%, 4/1/33	2,716,130	2,693,873
5.500%, 6/1/33	30,813,882	30,561,923
5.500%, 7/1/33	128,668	127,614
5.500%, 8/1/33	142,183	141,018
5.500%, 10/1/33	1,047,218	1,038,637
6.500%, 10/1/33	8,619	8,851
5.500%, 11/1/33	1,011,575	1,003,286
5.500%, 12/1/33	418,893	415,461
5.500%, 2/1/34	11,254,147	11,161,026
6.000%, 2/1/34	4,437,189	4,490,175
5.500%, 3/1/34	7,125,585	7,063,066
5.500%, 4/1/34	14,122,232	14,005,786
5.500%, 5/1/34	15,234,676	15,103,891
5.500%, 6/1/34	16,595,936	16,450,521
5.500%, 7/1/34	15,122,970	14,991,149
5.500%, 8/1/34	724,084	717,956

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 8/1/34	$2,742,727	$2,775,479
5.500%, 9/1/34	18,965,961	18,799,554
5.500%, 11/1/34	43,093,546	42,715,443
5.500%, 12/1/34	412,817	409,195
5.500%, 1/1/35	57,492,548	56,988,109
5.500%, 2/1/35	93,689,895	92,923,795
5.500%, 3/1/35	11,292,375	11,186,898
6.000%, 3/1/35	18,970	19,124
6.000%, 4/1/35	14,687,514	14,872,223
5.500%, 5/1/35	566,691	562,047
6.000%, 5/1/35	882,361	889,518
6.000%, 7/1/35	534,972	539,311
6.000%, 8/1/35	1,640,447	1,653,751
6.000%, 9/1/35	1,907,938	1,923,413
5.000%, 10/1/35	579,493	560,443
5.500%, 10/1/35	1,785,736	1,768,881
6.000%, 10/1/35	4,034,991	4,067,718
5.000%, 11/1/35	10,838,238	10,481,951
5.500%, 11/1/35	2,397,895	2,375,262
6.000%, 11/1/35	2,966,769	2,990,832
5.500%, 12/1/35	9,093,200	9,013,416
6.000%, 12/1/35	37,069	37,370
5.205%, 1/1/36 (l)	4,324,848	4,338,491
6.000%, 1/1/36	1,034,275	1,042,664
6.000%, 2/1/36	7,859,067	7,918,109
6.000%, 3/1/36	4,039,677	4,070,158
6.000%, 4/1/36	1,034,394	1,042,083
6.000%, 5/1/36	3,774,566	3,802,623
5.500%, 6/1/36	2,780,779	2,783,878
5.500%, 7/1/36	482,653	477,619
6.000%, 7/1/36	10,633,501	10,712,543
6.500%, 7/1/36	5,543,707	5,655,277
6.000%, 8/1/36	4,751,079	4,786,395
6.500%, 8/1/36	5,324,708	5,431,871
6.000%, 9/1/36	52,623,881	53,015,044
6.500%, 9/1/36	3,660,128	3,733,790
6.000%, 10/1/36	22,256,074	22,421,506
6.500%, 10/1/36	916,883	935,336
6.000%, 11/1/36	3,947,931	3,977,278
6.000%, 12/1/36	1,474,056	1,485,013
6.000%, 1/1/37	787,510	793,364
7.219%, 12/1/40 (l)	205,060	208,200
4.500%, 4/25/22 TBA	13,000,000	12,581,556
5.000%, 4/25/22 TBA	28,000,000	27,606,264
5.500%, 4/25/22 TBA	66,000,000	66,144,408
6.000%, 4/25/22 TBA	42,000,000	42,682,500
5.000%, 4/25/37 TBA	51,000,000	49,262,838
5.500%, 4/25/37 TBA	500,000	494,687
6.000%, 4/25/37 TBA	20,500,000	20,647,354
6.500%, 4/25/37 TBA	153,500,000	156,570,000
7.000%, 4/25/37 TBA	100,000	103,125
5.000%, 5/25/37 TBA	110,500,000	106,736,149
Government National Mortgage Association
5.750%, 7/20/27 (l)	12,572	12,708
6.000%, 9/15/28	14,221	14,463
6.000%, 11/15/28	25,032	25,457
6.000%, 1/15/29	69,694	70,856
6.000%, 2/15/29	22,810	23,190
6.500%, 5/15/29	40,251	41,449
6.000%, 6/15/29	30,576	31,086
7.000%, 9/15/31	54,777	57,304
7.000%, 10/15/31	10,484	10,963
6.000%, 11/15/31	15,172	15,415
6.000%, 12/15/31	102,157	103,791
7.000%, 2/15/32	45,744	47,846
7.000%, 4/15/32	29,181	30,522
7.000%, 5/15/32	29,842	31,213
6.000%, 7/15/32	57,899	58,800
6.000%, 1/15/33	$58,955	$59,852
6.000%, 2/15/33	86,851	88,172
7.000%, 2/15/33	50,415	52,743
5.500%, 4/15/33	156,418	155,786
6.000%, 9/15/34	2,116,065	2,145,763
6.000%, 12/15/34	178,120	180,619
6.000%, 1/15/35	794,056	804,681
6.000%, 2/15/35	344,057	348,661
6.000%, 3/15/35	1,389,547	1,408,139
6.000%, 5/15/35	108,182	109,629
6.000%, 7/15/35	790,382	801,202
6.000%, 9/15/35	99,661	100,994
6.000%, 10/15/35	335,187	339,672
6.000%, 12/15/35	492,563	499,154
6.000%, 1/15/36	207,755	210,467
6.000%, 2/15/36	358,346	363,024
6.000%, 3/15/36	276,967	280,583
6.000%, 4/15/36	291,912	295,723
6.000%, 5/15/36	1,734,577	1,757,222
6.000%, 6/15/36	2,308,159	2,338,291
6.000%, 7/15/36	4,219,559	4,274,644
6.000%, 8/15/36	4,397,933	4,456,816
6.000%, 9/15/36	3,117,632	3,158,332
6.000%, 10/15/36	4,930,370	4,994,733
Resolution Funding Strips
(Zero Coupon), 7/15/18	75,000	43,017
(Zero Coupon), 10/15/18	75,000	42,411
Small Business Administration
4.524%, 2/10/13	754,737	732,941
4.504%, 2/1/14	791,127	768,283
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,661,066

		1,469,285,724

U.S. Treasuries (14.6%)
U.S. Treasury Bonds
7.250%, 8/15/22^	500,000	625,352
6.125%, 8/15/29^	27,500,000	31,983,792
4.500%, 2/15/36^	215,000	202,705
4.750%, 2/15/37	17,200,000	16,931,250
Inflation Indexed
2.000%, 1/15/26^	14,769,485	14,036,786
2.375%, 1/15/27^	3,883,661	3,915,670
U.S. Treasury Notes
4.750%, 12/31/08^	286,900,000	287,281,003
4.000%, 3/15/10^	17,800,000	17,539,266
5.125%, 6/30/11^	5,370,000	5,488,725
4.625%, 2/15/17^	31,350,000	31,286,328
U.S. Treasury STRIPS
11/15/27^PO	23,265,000	8,420,464

		417,711,341

Total Government Securities		2,078,269,967

Health Care (0.1%)
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	1,925,000	1,886,502
6.875%, 8/1/97	150,000	159,341

Total Health Care		2,045,843

Industrials (0.1%)
Airlines (0.0%)
Continental Airlines, Inc.
7.056%, 9/15/09	850,000	876,563
United Air Lines, Inc.
6.602%, 9/1/13	274,778	278,556

		1,155,119

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	$1,081,000	$1,072,812
Tyco International Group S.A.
6.375%, 10/15/11	1,535,000	1,622,138

		2,694,950

Total Industrials		3,850,069

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Hewlett-Packard Co.
5.485%, 5/22/09 (l)	1,400,000	1,401,855

Total Information Technology		1,401,855

Materials (0.1%)
Metals & Mining (0.1%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	1,041,806

Paper & Forest Products (0.0%)
Koch Forest Products, Inc.
7.345%, 12/20/12 (l)	47,619	47,842
7.353%, 12/20/12 (l)	761,905	765,462
7.364%, 12/20/12 (l)	180,476	181,319

		994,623

Total Materials		2,036,429

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.7%)
AT&T Corp.
7.300%, 11/15/11	38,000	41,251
8.000%, 11/15/31	698,000	862,579
AT&T, Inc.
4.214%, 6/5/07§	5,000,000	4,999,450
BellSouth Corp.
5.460%, 8/15/08 (l)	3,000,000	3,001,560
Citizens Communications Co.
9.000%, 8/15/31	65,000	71,175
Deutsche Telekom International Finance B.V.
8.250%, 6/15/30	340,000	421,144
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	28,106
Qwest Communications International, Inc.
8.860%, 2/15/09 (l)	1,000,000	1,010,000
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,686,650
Sprint Capital Corp.
8.750%, 3/15/32	375,000	442,320
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,494,275
6.000%, 9/30/34	435,000	393,904
7.200%, 7/18/36	1,075,000	1,119,198
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	1,095,910
7.045%, 6/20/36	950,000	1,014,494
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	592,659
Verizon Communications, Inc.
5.350%, 2/15/11^	600,000	603,511
6.940%, 4/15/28	225,000	237,294
7.750%, 6/15/32	425,000	493,236
Verizon Maryland, Inc.
5.125%, 6/15/33^	465,000	387,999
Verizon New Jersey, Inc.
5.875%, 1/17/12	1,040,000	1,062,733

		21,059,448

Wireless Telecommunication Services (0.5%)
America Movil S.A. de C.V.
5.448%, 6/27/08§ (l)	$1,000,000	$1,000,000
Sprint Nextel Corp.
6.000%, 12/1/16	1,600,000	1,574,570
Vodafone Group plc
5.410%, 6/29/07 (l)	5,700,000	5,700,359
5.440%, 12/28/07 (l)	4,165,000	4,167,074
7.750%, 2/15/10	1,985,000	2,118,763

		14,560,766

Total Telecommunication Services		35,620,214

Utilities (0.8%)
Electric Utilities (0.4%)
Appalachian Power Co.
3.600%, 5/15/08	650,000	637,706
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^	1,000,000	1,024,371
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	889,012
Florida Power & Light Co.
4.950%, 6/1/35^	875,000	775,534
Florida Power Corp.
5.900%, 3/1/33	275,000	272,424
Jersey Central Power & Light Co.
7.500%, 5/1/23	1,620,000	1,644,464
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,228,847
Scottish Power plc
4.910%, 3/15/10	1,100,000	1,091,531
TXU Electric Delivery Co.
5.725%, 9/16/08§ (l)	1,500,000	1,499,775

		10,063,664

Gas Utilities (0.0%)
Consolidated Natural Gas Co.
5.000%, 3/1/14	250,000	242,464
Southern Natural Gas Co.
6.125%, 9/15/08	300,000	303,053

		545,517

Multi-Utilities (0.4%)
CMS Energy Corp.
9.875%, 10/15/07^	1,030,000	1,051,887
8.900%, 7/15/08^	1,200,000	1,245,000
Dominion Resources, Inc.
5.650%, 9/28/07 (l)	2,400,000	2,400,902
5.540%, 11/14/08 (l)	1,500,000	1,501,032
5.125%, 12/15/09	150,000	150,052
7.195%, 9/15/14	315,000	346,246
Energy East Corp.
6.750%, 7/15/36	950,000	1,003,929
Ipalco Enterprises, Inc.
8.375%, 11/14/08	3,290,000	3,396,925
PSEG Power LLC
6.950%, 6/1/12	400,000	427,200
Texas Eastern Transmission LP
5.250%, 7/15/07	120,000	119,811

		11,642,984

Total Utilities		22,252,165

Total Long-Term Debt Securities (110.9%) (Cost $3,191,455,352)		3,179,756,058

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.4%)
Countrywide Bank N.A.
5.32%, 4/25/07 (l)	9,700,000	9,700,076

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Societe Generale/New York
5.26%, 6/20/07 (l)		$1,500,000	$1,500,119

Total Certificates of Deposit Commercial Paper (8.0%)			11,200,195

CDC Commercial Paper Corp.
5.27%, 5/2/07 (n)(p)		40,000,000	39,813,332
DaimlerChrysler N.A. Holding Corp.
5.39%, 6/22/07 (p)		10,200,000	10,074,744
HBOS Treasury Services plc
5.17%, 6/22/07 (p)		65,000,000	64,234,950
Rabobank USA Finance Corp.
5.40%, 4/2/07 (p)		26,400,000	26,392,080
Skandinaviska Enskilda Banken AB/New York
5.21%, 6/29/07 (n)(p)		39,700,000	39,189,547
Time Warner Cable, Inc.
5.29%, 4/12/07 (n)(p)		7,300,000	7,287,147
UBS Finance Delaware LLC
5.14%, 6/12/07 (p)		200,000	197,938
5.16%, 6/20/07 (p)		41,700,000	41,221,284

Total Commercial Paper			228,411,022

Government Securities (8.1%)
Federal Home Loan Bank
4.97%, 4/2/07 (o)(p)		150,300,000	150,258,501
Federal Home Loan Mortgage Corp.
5.02%, 6/11/07 (o)(p)		200,000	198,013
Federal National Mortgage Association
4.91%, 5/30/07 (o)(p)^		67,400,000	66,853,132
France Treasury Bills
3.62%, 5/31/07 (p)	EUR	6,140,000	8,152,086
3.67%, 6/14/07 (p)		1,240,000	1,643,898
U.S. Treasury Bills
4.81%, 6/14/07 #(p)		$6,795,000	6,727,621

Total Government Securities			233,833,251

Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)		601,456	601,456
Aegis Finance LLC
5.31%, 4/19/07		6,260,701	6,260,701
Banesto S.A./Madrid
5.33%, 4/19/07		3,275,704	3,275,704
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)		51,699,253	51,699,253
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)		3,275,704	3,275,704
Cedar Springs Capital Co. LLC
5.33%, 4/25/07		4,565,586	4,565,586
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)		6,289,351	6,289,351
Citigroup Funding, Inc.
5.36%, 4/4/07		6,544,592	6,544,592
5.36%, 3/16/09 (l)		3,275,704	3,275,704
Comerica Bank
5.35%, 3/16/09 (l)		1,310,123	1,310,123
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07		2,620,542	2,620,542
Corp. Andina de Fomento
5.31%, 4/12/07		5,195,945	5,195,945
Credit Industriel et Commercial
5.33%, 4/18/07		3,275,744	3,275,744
5.33%, 4/25/07		3,281,012	3,281,012
Crown Point Capital Co.
5.29%, 4/5/07		6,521,676	6,521,676
DekaBank Deutsche
5.38%, 4/30/08 (l)		3,406,732	3,406,732
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)		3,275,704	3,275,704
Fenway Funding LLC
5.35%, 6/18/07		5,818,436	5,818,436
5.35%, 6/27/07		3,699,389	3,699,389
Fifth Third Bancorp
5.32%, 4/30/08 (l)		393,081	393,081
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)		1,441,310	1,441,310
5.56%, 4/30/08 (l)		2,620,563	2,620,563
5.41%, 3/27/09 (l)		3,275,704	3,275,704
Hartford Life, Inc.
5.45%, 3/28/08 (l)		1,048,225	1,048,225
HSBC Finance Corp.
5.33%, 4/9/07		5,215,663	5,215,663
5.32%, 4/11/07		6,518,676	6,518,676
5.32%, 4/12/07		5,865,942	5,865,942
Kommunalkredit International Bank
5.34%, 4/6/07		6,464,134	6,464,134
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)		458,599	458,599
MBIA Global Funding LLC
5.37%, 3/30/09 (l)		3,275,704	3,275,704
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07		2,227,478	2,227,478
5.34%, 4/23/07		2,620,563	2,620,563
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07		3,275,704	3,275,704
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)		3,275,704	3,275,704
5.37%, 1/28/08 (l)		3,930,844	3,930,844
National Bank of Canada
5.42%, 4/2/07		10,482,251	10,482,251
New York Life Insurance Co.
5.41%, 6/29/07 (l)		3,275,704	3,275,704
Norinchukin Bank N.Y.
5.34%, 4/9/07		5,896,267	5,896,267
5.33%, 4/16/07		3,275,704	3,275,704
5.32%, 6/5/07		6,551,408	6,551,408
Park Sienna LLC
5.32%, 5/10/07		3,244,055	3,244,055
Raiffeisen Zentralbank
5.31%, 4/19/07		6,524,457	6,524,457
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07		4,963,481	4,963,481
Silver Tower U.S. Funding LLC
5.37%, 8/16/07		2,553,178	2,553,178

Total Short-Term Investments of Cash Collateral for Securities Loaned			222,867,753

Time Deposit (2.1%)
JPMorgan Chase Nassau
4.79%, 4/2/07		61,329,626	61,329,626

Total Short-Term Investments (26.4%) (Cost/Amortized Cost $757,527,841)			757,641,847

	Number of Contracts
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
U.S. 10 Year Treasury Note Futures
June-2007 @ $113.00*		2,350	36,660

Put Options Purchased (0.0%)
EURODollar Futures
June-2007 @ $92.50*		6,700	41,875
September-2007 @ $91.00*		1,512	9,450

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Contracts	Value (Note 1)
December-2007 @ $91.50*	720	$4,500
December-2007 @ $92.00*	1,490	9,313
March-2008 @ $93.00*	2,190	13,687
U.S. 10 Year Treasury Note Futures
June-2007 @ $105.00*	190	5,938

		84,763

Total Options Purchased (0.0%) (Cost $247,827)		121,423

Total Investments before Securities Sold Short (137.3%) (Cost/Amortized Cost $3,949,231,020)		3,937,519,328

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-4.0%)
Federal National Mortgage Association
5.500%, 4/25/37 TBA	$(71,000,000)	(70,245,625)
6.000%, 4/25/37 TBA	(14,400,000)	(14,503,507)
6.500%, 5/25/37 TBA	(3,000,000)	(3,059,064)
Federal Home Loan Mortgage Corp.
5.000%, 5/25/37 TBA	(4,700,000)	(4,539,909)
Government National Mortgage Association
6.000%, 4/25/37 TBA	(22,700,000)	(22,990,832)

Total Securities Sold Short (-4.0%) (Proceeds Received $115,782,906)		(115,338,937)

Total Investments (133.3%) (Cost/Amortized Cost $3,833,448,114)		3,822,180,391
Other Assets Less Liabilities (-33.3%)		(953,543,715)

Net Assets (100%)		$2,868,636,676

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $12,217,736 or 0.43% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $116,239,375 or 4.05% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

PO — Principal only

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery.

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/07	Unrealized Appreciation/ (Depreciation)
British Pound Sterling 90-Day	602	December-2007	$140,240,371	$139,506,840	$(733,531)
EURODollar	9,440	September-2007	2,240,579,050	2,240,230,000	(349,050)
EURODollar	1,903	December-2007	451,745,596	452,557,187	811,591
EURODollar	1,599	March-2008	379,706,013	380,861,813	1,155,800
United Kingdom 90-Day Life	1,450	March-2008	337,051,349	336,164,128	(887,221)
U.S. Treasury Bonds	1,351	June-2007	152,903,371	150,298,750	(2,604,621)
U.S. 5 Year Treasury Notes	590	June-2007	62,296,109	62,420,156	124,047
U.S. 10 Year Treasury Notes	589	June-2007	63,923,671	63,685,625	(238,046)

					$(2,721,031)

Sales
U.S. 10 Year Treasury Notes	3,057	June-2007	$330,916,969	$330,538,125	$378,844

					$(2,342,187)

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 4/16/07	1,969,000	$16,831,836	$16,740,959	$(90,877)
Japanese Yen, expiring 5/15/07	22,172	189,177	189,254	77
European Union, expiring 4/26/07	5,310	7,091,292	7,099,877	8,585

				$(82,215)

Foreign Currency Sell Contracts
British Pound, expiring 4/5/07	1,158	$2,263,544	$2,278,763	$(15,219)
European Union, expiring 4/26/07	9,083	12,114,524	12,144,667	(30,143)
Japanese Yen, expiring 5/15/07	3,215,347	26,719,299	27,445,366	(726,067)
Japanese Yen, expiring 5/15/07	405,309	3,471,026	3,459,612	11,414

				$(760,015)

				$(842,230)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,417,409,412
Long-term U.S. Treasury securities	1,628,211,890

$4,045,621,302

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,526,869,322
Long-term U.S. Treasury securities	1,353,334,278

$3,880,203,600

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,663,653
Aggregate gross unrealized depreciation	(21,015,391)

Net unrealized depreciation	$(13,351,738)

Federal income tax cost of investments	$3,950,871,066

At March 31, 2007, the Portfolio had loaned securities with a total value of $246,734,900. This was secured by collateral of $222,867,753 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $29,465,116 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,285,672, of which $7,796,848 expires in the year 2013, and $5,488,824 expires in the year 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (2.0%)
Food & Staples Retailing (1.7%)
CVS/Caremark Corp.	146,900	$5,015,166
Longs Drug Stores Corp.^	30,500	1,575,020
Rite Aid Corp.*^	35,200	203,104

		6,793,290

Personal Products (0.3%)
Herbalife Ltd.*	24,861	974,303

Total Consumer Staples		7,767,593

Health Care (94.2%)
Biotechnology (22.1%)
Acadia Pharmaceuticals, Inc.*	22,265	334,420
Affymax, Inc.*	5,855	188,531
Alexion Pharmaceuticals, Inc.*^	27,950	1,208,558
Altus Pharmaceuticals, Inc.*^	19,552	297,581
Amgen, Inc.*	84,153	4,702,470
Amylin Pharmaceuticals, Inc.*^	94,920	3,546,211
Applera Corp.- Celera Group*	109,980	1,561,716
Arena Pharmaceuticals, Inc.*^	28,739	312,106
Array Biopharma, Inc.*^	24,803	314,998
Biogen Idec, Inc.*	28,960	1,285,245
BioMarin Pharmaceuticals, Inc.*^	57,673	995,436
Celgene Corp.*	150,970	7,919,886
Cephalon, Inc.*^	84,530	6,019,381
Coley Pharmaceutical Group, Inc.*^	37,710	361,262
Cubist Pharmaceuticals, Inc.*^	36,234	799,684
CV Therapeutics, Inc.*^	69,900	550,113
Cytokinetics, Inc.*^	175,800	1,223,568
Digene Corp.*^	54,280	2,302,015
Encysive Pharmaceuticals, Inc.*^	39,519	107,096
Genentech, Inc.*	58,343	4,791,127
Genzyme Corp.*	80,303	4,819,786
Gilead Sciences, Inc.*	157,322	12,035,133
Human Genome Sciences, Inc.*^	197,969	2,102,431
ImClone Systems, Inc.*^	34,145	1,392,092
Incyte Corp.*^	127,991	843,461
InterMune, Inc.*^	16,100	397,026
Keryx Biopharmaceuticals, Inc.*^	31,629	332,737
MannKind Corp.*^	34,296	490,433
Medarex, Inc.*^	82,105	1,062,439
MedImmune, Inc.*	97,050	3,531,650
Millennium Pharmaceuticals, Inc.*	251,800	2,860,448
Myriad Genetics, Inc.*^	13,765	474,342
NPS Pharmaceuticals, Inc.*^	23,600	80,004
Onyx Pharmaceuticals, Inc.*^	33,882	841,629
OSI Pharmaceuticals, Inc.*^	8,478	279,774
Panacos Pharmaceuticals, Inc.*^	83,992	388,883
PDL BioPharma, Inc.*	46,477	1,008,551
Pharmion Corp.*^	49,900	1,311,871
Progenics Pharmaceuticals, Inc.*^	55,500	1,314,240
Regeneron Pharmaceuticals, Inc.*^	43,700	944,794
Theravance, Inc.*^	60,695	1,790,503
United Therapeutics Corp.*^	62,057	3,337,425
Vanda Pharmaceuticals, Inc.*^	16,712	407,104
Vertex Pharmaceuticals, Inc.*	100,098	2,806,748
ZymoGenetics, Inc.*^	252,995	3,936,602

		87,611,510

Health Care Distributors (4.5%)
Animal Health International, Inc.*	46,735	565,026
Cardinal Health, Inc.	148,990	10,868,820
McKesson Corp.	98,279	5,753,253
Profarma Distribuidora de Produtos Farmaceuticos S.A.*	40,100	653,963

		17,841,062

Health Care Equipment (12.1%)
Baxter International, Inc.	84,698	$4,461,044
Beckman Coulter, Inc.	40,300	2,574,767
Cytyc Corp.*	86,871	2,971,857
DexCom, Inc.*^	71,174	559,428
Foxhollow Technologies, Inc.*^	31,345	654,797
Hospira, Inc.*	63,159	2,583,203
Kyphon, Inc.*^	27,350	1,234,579
Medtronic, Inc.	252,910	12,407,765
Mentor Corp.^	19,032	875,472
Mindray Medical International Ltd. (ADR)^	36,610	871,684
Nobel Biocare Holding AG	2,860	1,042,653
NuVasive, Inc.*	40,430	960,212
NxStage Medical, Inc.*^	49,936	665,147
Respironics, Inc.*	56,645	2,378,524
Smith & Nephew plc	85,402	1,085,656
St. Jude Medical, Inc.*	113,450	4,266,854
Stryker Corp.	31,270	2,073,826
Symmetry Medical, Inc.*	51,324	838,121
Thoratec Corp.*^	47,774	998,477
Varian Medical Systems, Inc.*.	34,985	1,668,435
Zimmer Holdings, Inc.*	29,900	2,553,759

		47,726,260

Health Care Facilities (2.6%)
Assisted Living Concepts, Inc.*	61,927	730,738
Community Health Systems, Inc.*	126,200	4,448,550
Kindred Healthcare, Inc.*^	34,219	1,121,699
Manor Care, Inc.	27,000	1,467,720
Rhoen-Klinikum AG	19,025	1,133,743
Universal Health Services, Inc., Class B	22,900	1,311,254

		10,213,704

Health Care Services (4.0%)
DaVita, Inc.*	36,418	1,941,808
Express Scripts, Inc.*	49,275	3,977,478
HMS Holdings Corp.*^	44,721	979,390
Laboratory Corp. of America Holdings*	6,745	489,889
Medco Health Solutions, Inc.*	52,530	3,810,001
Quest Diagnostics, Inc.	93,470	4,661,349

		15,859,915

Health Care Supplies (0.5%)
Cooper Cos., Inc.	21,829	1,061,326
Xtent, Inc.*	59,740	670,880

		1,732,206

Health Care Technology (0.9%)
Eclipsys Corp.*^	45,018	867,497
IMS Health, Inc.	47,900	1,420,714
TriZetto Group, Inc.*^	26,989	540,050
Vital Images, Inc.*^	19,994	665,000

		3,493,261

Life Sciences Tools & Services (4.9%)
Charles River Laboratories International, Inc.*	30,602	1,415,648
Ciphergen Biosystems, Inc.*^	184,000	257,600
Covance, Inc.*	31,840	1,889,386
Exelixis, Inc.*^	96,000	954,240
Invitrogen Corp.*^	30,947	1,969,777
MDS, Inc.	89,572	1,695,234
Millipore Corp.*	19,992	1,448,820
Parexel International Corp.*^	15,169	545,629
Pharmaceutical Product Development, Inc.	69,397	2,337,985
Thermo Fisher Scientific, Inc.*	137,371	6,422,094
Varian, Inc.*^	10,049	585,455

		19,521,868

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Managed Health Care (5.5%)
Aetna, Inc.	25,059	$1,097,334
CIGNA Corp.	19,900	2,838,934
Coventry Health Care, Inc.*	40,790	2,286,280
Health Net, Inc.*	100,866	5,427,599
UnitedHealth Group, Inc.	118,600	6,282,242
WellPoint, Inc.*	48,030	3,895,233

		21,827,622

Pharmaceuticals (37.1%)
Abbott Laboratories	301,540	16,825,932
Adams Respiratory Therapeutics, Inc.*^	42,473	1,428,367
Adolor Corp.*^	109,219	955,666
Allergan, Inc.	49,876	5,527,258
Astellas Pharma, Inc.	87,800	3,784,997
AstraZeneca plc (Sponsored ADR)	81,027	4,347,099
AtheroGenics, Inc.*^	50,718	142,518
Barr Pharmaceuticals, Inc.*	27,900	1,293,165
BioMimetic Therapeutics, Inc.*^	47,320	782,673
Bristol-Myers Squibb Co.	264,700	7,348,072
Cadence Pharmaceuticals, Inc.*^	33,683	498,508
Cardiome Pharma Corp.*^	47,049	477,547
Daiichi Sankyo Co., Ltd.	147,900	4,530,881
Eisai Co., Ltd.	100,200	4,804,226
Elan Corp. plc (ADR)*^	153,000	2,033,370
Eli Lilly & Co.	133,424	7,166,203
Endo Pharmaceuticals Holdings, Inc.*	78,262	2,300,903
Forest Laboratories, Inc.*	39,700	2,042,168
H. Lundbeck A/S	29,700	694,877
Ipsen	66,205	3,251,937
Johnson & Johnson	114,227	6,883,319
Matrixx Initiatives, Inc.*^	26,000	422,500
Medicines Co.*	61,450	1,541,166
Merck & Co., Inc.	142,770	6,306,151
Merck KGaA	14,555	1,876,667
MGI Pharma, Inc.*^	120,800	2,714,376
Novartis AG (ADR)	88,245	4,820,824
Novartis AG (Registered)	1,348	77,320
Oculus Innovative Sciences, Inc.*	18,400	109,480
Pfizer, Inc.	158,114	3,993,960
Pozen, Inc.*^	18,655	275,161
Roche Holding AG	37,091	6,562,618
Sanofi-Aventis	47,235	4,107,737
Sanofi-Aventis (ADR)	104,824	4,560,892
Schering-Plough Corp.	378,750	9,661,913
Sepracor, Inc.*	10,877	507,195
Shionogi & Co., Ltd.	253,901	4,567,805
Shire plc (ADR)^	68,661	4,250,116
Teva Pharmaceutical Industries Ltd. (ADR)^	84,510	3,163,209
UCB S.A. (Virt-x Exchange)	9,800	570,520
UCB S.A. (Frankfurt Exchange)	37,548	2,185,406
Warner Chilcott Ltd.*	46,198	684,192
Wyeth	138,710	6,939,661

		147,018,555

Total Health Care		372,845,963

Industrials (0.5%)
Industrial Conglomerates (0.5%)
Tyco International Ltd.	64,697	2,041,190

Total Industrials		2,041,190

Total Common Stocks (96.7%) (Cost $347,009,182)		382,654,746

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.5%)
Federal Home Loan Bank
5.00%, 4/2/07 (o)(p)	$5,900,000	5,898,361
Short-Term Investments of Cash Collateral for Securities Loaned (13.7%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	146,868	146,868
Aegis Finance LLC
5.31%, 4/19/07	1,528,788	1,528,788
Banesto S.A./Madrid
5.33%, 4/19/07	799,887	799,887
Barclays Capital,
Repurchase Agreement
5.40%, 4/2/07 (r)	12,624,333	12,624,333
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	799,887	799,887
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	1,114,861	1,114,861
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	1,535,783	1,535,783
Citigroup Funding, Inc.
5.36%, 4/4/07	1,598,110	1,598,110
5.36%, 3/16/09 (l)	799,887	799,887
Comerica Bank
5.35%, 3/16/09	319,916	319,916
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	639,905	639,905
Corp. Andina de Fomento
5.31%, 4/12/07	1,268,787	1,268,787
Credit Industriel et Commercial
5.33%, 4/18/07	799,897	799,897
5.33%, 4/25/07	801,184	801,184
Crown Point Capital Co.
5.29%, 4/5/07	1,592,515	1,592,515
DekaBank Deutsche
5.38%, 4/30/08 (l)	831,883	831,883
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	799,887	799,887
Fenway Funding LLC
5.35%, 6/18/07	1,420,792	1,420,792
5.35%, 6/27/07	903,346	903,346
Fifth Third Bancorp
5.32%, 4/30/08 (l)	95,986	95,986
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	351,950	351,950
5.56%, 4/30/08 (l)	639,910	639,910
5.41%, 3/27/09 (l)	799,887	799,887
Hartford Life, Inc.
5.45%, 3/28/08 (l)	255,964	255,964
HSBC Finance Corp.
5.33%, 4/9/07	1,273,602	1,273,602
5.32%, 4/11/07	1,591,782	1,591,782
5.32%, 4/12/07	1,432,392	1,432,392
Kommunalkredit International Bank
5.34%, 4/6/07	1,578,463	1,578,463
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	111,984	111,984
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	799,887	799,887
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	543,923	543,923
5.34%, 4/23/07	639,910	639,910
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	799,887	799,887
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	799,887	799,887

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
5.37%, 1/28/08 (l)	$959,865	$959,865
National Bank of Canada
5.42%, 4/2/07	2,559,639	2,559,639
New York Life Insurance Co.
5.41%, 6/29/07 (l)	799,887	799,887
Norinchukin Bank N.Y
5.34%, 4/9/07	1,439,797	1,439,797
5.33%, 4/16/07	799,887	799,887
5.32%, 6/5/07	1,599,774	1,599,774
Park Sienna LLC
5.32%, 5/10/07	792,159	792,159
Raiffeisen Zentralbank
5.31%, 4/19/07	1,593,193	1,593,193
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	1,212,022	1,212,022
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	623,455	623,455

Total Short-Term Investments of Cash Collateral for Securities Loaned		54,421,608

Time Deposit (2.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	9,533,513	9,533,513

Total Short-Term Investments (17.6%) (Cost/Amortized Cost $69,854,301)		69,853,482

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
AtheroGenics, Inc. April-2007 @ $12.50*	179	895
Celgene Corp. July-2007 @ $45.00*	1,136	187,440
Cephalon, Inc. April-2007 @ $65.00*	424	53,000
CV Therapeutics, Inc. April-2007 @ $15.00*	490	2,450

		243,785

Put Options Purchased (0.0%)
Nektar Therapeutics
May-2007 @ $12.50*	1,241	62,050
Vertex Pharmaceuticals, Inc.
July-2007 @ $30.00*	280	126,000

		188,050

Total Options Purchased (0.1%) (Cost $922,638)		431,835

Total Investments before Options Written (114.4%) (Cost/Amortized Cost $417,786,121)		452,940,063

OPTIONS WRITTEN:
Call Options Written (-0.0%)
Cephalon, Inc. April-2007 @ $75.00 (d)*	(424)	(59,360)
Mindray Medical International Ltd. July-2007 @ $30.00 (d)*	(230)	(14,950)

		(74,310)

Put Options Written (-0.0%)
Celgene Corp. July-2007 @ $35.00*	(1,136)	(39,760)

Total Options Written (-0.0%) (Premiums Received $151,657)		(114,070)

Total Investments after Options Written (114.4%) (Cost/Amortized Cost $417,634,464)		452,825,993
Other Assets Less Liabilities (-14.4%)		(56,906,128)

Net Assets (100%)		$395,919,865

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Options written for the three months ended March 31, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	—	$—
Options Written	8,143	803,557
Options Terminated in Closing Purchase Transactions	(5,719)	(601,457)
Options Expired	(634)	(50,443)
Options Exercised	—	—

Options Outstanding—March 31, 2007	1,790	$151,657

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$128,669,804
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$141,290,129

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,507,277
Aggregate gross unrealized depreciation	(11,482,345)

Net unrealized appreciation	$27,024,932

Federal income tax cost of investments	$425,915,131

At March 31, 2007, the Portfolio had loaned securities with a total value of $53,602,330. This was secured by collateral of $54,421,608 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $4,188 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.6%)
Asset-Backed Securities (0.6%)
Pegasus Aviation Lease Securitization, Series 01-1A A1
5.800%, 5/10/31 §(b)(l)	$3,800,000	$2,413,000
Triton Aviation Finance, Series 1A A1
6.090%, 6/15/25 §(b)(l)	11,350,127	10,101,613

Total Asset-Backed and Mortgage-Backed Securities		12,514,613

Consumer Discretionary (23.9%)
Auto Components (2.5%)
American Tire Distributors, Inc.
11.599%, 4/1/12 § (l)	4,300,000	4,300,000
11.599%, 4/1/12 (l)	1,500,000	1,500,000
ArvinMeritor, Inc.
8.750%, 3/1/12	3,810,000	3,933,825
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12	3,325,000	3,100,562
Goodyear Tire & Rubber Co.
9.140%, 12/1/09 § (l)	3,300,000	3,312,375
11.250%, 3/1/11	4,900,000	5,383,875
8.625%, 12/1/11 §	2,000,000	2,150,000
9.000%, 7/1/15	2,750,000	3,018,125
Term Loan
8.140%, 4/10/10 §(b)	4,000,000	4,028,332
Tenneco, Inc.
8.625%, 11/15/14	6,300,000	6,567,750
Series B
10.250%, 7/15/13	6,300,000	6,867,000
TRW Automotive, Inc.
7.000%, 3/15/14 §	1,000,000	980,000
7.250%, 3/15/17 §	2,000,000	1,960,000
United Components, Inc.
9.375%, 6/15/13	3,000,000	3,105,000

		50,206,844

Automobiles (1.1%)
Ford Motor Co.
8.875%, 1/15/22	250,000	225,000
7.450%, 7/16/31	9,575,000	7,408,656
General Motors Corp.
7.125%, 7/15/13	2,700,000	2,524,500
8.250%, 7/15/23	9,800,000	8,820,000
8.100%, 6/15/24	800,000	706,000
7.400%, 9/1/25	3,500,000	2,852,500

		22,536,656

Distributors (1.2%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	2,020,000
7.875%, 3/1/15	1,700,000	1,700,000
SGS International, Inc.
12.000%, 12/15/13	6,035,000	6,397,100
VWR International, Inc.
6.875%, 4/15/12	5,440,000	5,494,400
8.000%, 4/15/14	7,000,000	7,297,500

		22,909,000

Diversified Consumer Services (0.1%)
Service Corp. International
7.375%, 10/1/14	750,000	780,000
7.625%, 10/1/18	1,950,000	2,062,125

		2,842,125

Hotels, Restaurants & Leisure (4.0%)
American Real Estate Partners LP
7.125%, 2/15/13 §	3,700,000	3,653,750
AMF Bowling Worldwide, Inc.
10.000%, 3/1/10	5,000,000	5,225,000
Boyd Gaming Corp.
7.125%, 2/1/16	2,250,000	2,205,000
Buffets, Inc.
12.500%, 11/1/14	3,000,000	3,120,000
Choctaw Resort Development Enterprise, Inc.
7.250%, 11/15/19 §	3,876,000	3,900,225
El Pollo Loco, Inc.
11.750%, 11/15/13	4,000,000	4,400,000
Gaylord Entertainment Co.
8.000%, 11/15/13	3,000,000	3,071,250
Herbst Gaming, Inc.
8.125%, 6/1/12	2,800,000	2,828,000
7.000%, 11/15/14	500,000	482,500
MGM MIRAGE
6.750%, 4/1/13	2,425,000	2,406,812
6.625%, 7/15/15	5,375,000	5,160,000
6.875%, 4/1/16	1,825,000	1,774,813
Mirage Resorts, Inc.
7.250%, 8/1/17	2,000,000	2,010,000
Resorts International Hotel and Casino, Inc.
11.500%, 3/15/09	4,372,000	4,634,320
Riviera Holdings Corp.
11.000%, 6/15/10	5,779,000	6,024,607
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	3,000,000	3,054,222
Six Flags, Inc., Term Loan B
8.610%, 6/30/09 §(b)(l)	1,979,644	1,993,666
8.610%, 6/30/09 (l)	5,089	5,125
Station Casinos, Inc.
6.000%, 4/1/12	200,000	193,750
6.500%, 2/1/14	250,000	230,000
6.875%, 3/1/16	4,235,000	3,880,319
7.750%, 8/15/16	2,975,000	3,053,094
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 §	4,075,000	4,136,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14	12,250,000	12,127,500

		79,570,078

Household Durables (0.8%)
Blyth, Inc.
5.500%, 11/1/13	6,750,000	5,872,500
KB Home
7.750%, 2/1/10	2,260,000	2,231,750
9.500%, 2/15/11	3,841,000	3,937,025
Legrand France S.A.
8.500%, 2/15/25	3,000,000	3,525,000

		15,566,275

Leisure Equipment & Products (0.1%)
Eastman Kodak Co., Term B Loan
7.570%, 10/14/12 § (l)	981,199	982,425
7.570%, 10/18/12 § (l)	100,000	100,125
TDS Investor Corp.
9.985%, 9/1/14 §	1,000,000	1,020,000

		2,102,550

Media (11.9%)
Advanstar Communications, Inc.
10.750%, 8/15/10	3,925,000	4,248,812
Series B
12.000%, 2/15/11	1,000,000	1,042,500

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Allbritton Communications Co.
7.750%, 12/15/12		$6,775,000	$6,944,375
AMC Entertainment, Inc.
8.000%, 3/1/14		2,000,000	2,035,000
Series B
8.625%, 8/15/12		1,780,000	1,886,800
Block Communications, Inc.
8.250%, 12/15/15 §		5,000,000	5,075,000
CanWest MediaWorks, Inc.
8.000%, 9/15/12		2,970,000	3,073,950
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15		5,275,000	5,472,812
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13		13,100,000	13,558,500
Charter Communications Holdings II LLC/ Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10		5,300,000	5,591,500
Charter Communications Holdings LLC, Term Loan
7.985%, 4/25/13 §		3,000,000	2,993,157
Cinemark, Inc.
0.000%, 3/15/14 (e)		8,600,000	7,869,000
CMP Susquehanna Corp.
9.875%, 5/15/14 §		5,500,000	5,637,500
CSC Holdings, Inc.
6.750%, 4/15/12 §		2,950,000	2,927,875
(When Issued)
6.750%, 4/15/12		525,000	521,063
Series B
7.625%, 4/1/11		3,675,000	3,766,875
Dex Media West LLC/ Dex Media Finance Co.,
Series B
8.500%, 8/15/10		2,698,000	2,822,783
9.875%, 8/15/13		5,725,000	6,247,406
Dex Media, Inc.
0.000%, 11/15/13 (e)		9,815,000	9,140,219
DirecTV Holdings LLC/ DirecTV Financing Co.
8.375%, 3/15/13		325,000	342,469
Echostar DBS Corp.
7.000%, 10/1/13		5,125,000	5,278,750
6.625%, 10/1/14		2,600,000	2,616,250
7.125%, 2/1/16		7,700,000	7,950,250
Gallery Capital S.A.
10.125%, 5/15/13 §		3,550,000	3,443,500
Idearc, Inc.
8.000%, 11/15/16 §		5,300,000	5,452,375
Insight Communications Co., Inc.
12.250%, 2/15/11 (e)		7,200,000	7,524,000
Intelsat Bermuda Ltd.
9.250%, 6/15/16 §		5,250,000	5,814,375
Intelsat Corp.
9.000%, 6/15/16 §		2,000,000	2,202,500
Intelsat Subsidiary Holding Co., Ltd.
8.250%, 1/15/13		3,250,000	3,388,125
8.625%, 1/15/15		6,825,000	7,302,750
Interpublic Group of Cos., Inc.
6.250%, 11/15/14		1,175,000	1,104,500
Kabel Deutschland GmbH
10.625%, 7/1/14		4,000,000	4,460,000
LBI Media, Inc.
10.125%, 7/15/12		4,840,000	5,082,000
Lighthouse International Co. S.A.
8.000%, 4/30/14 §(b)		4,405,000	6,001,749
8.000%, 4/30/14 (m)	EUR	75,000	108,705
Network Communications, Inc.
10.750%, 12/1/13		$6,300,000	6,433,875
Primedia, Inc.
8.875%, 5/15/11		1,300,000	1,335,750
8.000%, 5/15/13		700,000	724,500
R.H. Donnelley Corp., Series A-3
8.875%, 1/15/16		8,500,000	9,031,250
Readers Digest Association, Inc.
9.000%, 2/15/17 §		6,500,000	6,256,250
Rogers Cable, Inc.
6.750%, 3/15/15		1,750,000	1,811,250
8.750%, 5/1/32		1,500,000	1,852,500
Telenet Communications N.V.
9.000%, 12/15/13 §	EUR	242,775	355,121
Unity Media GmbH
10.125%, 2/15/15 §		1,750,000	2,568,589
10.375%, 2/15/15 §		$7,250,000	7,685,000
Umbrella Acquisition, Inc. (PIK)
9.750%, 3/15/15 §		9,260,000	9,225,275
UPC Broadband Holdings B.V., Bank Debt
6.103%, 3/31/13 § (l)	EUR	883,333	1,186,182
6.103%, 12/31/13 § (l)		1,000,000	1,342,951
UPC Holding B.V.
7.750%, 1/15/14 (b)(m)		925,000	1,260,375
8.625%, 1/15/14 (b)(m)		2,500,000	3,498,257
8.625%, 1/15/14 §		9,500,000	13,293,377
Visant Corp.
7.625%, 10/1/12		$3,065,000	3,118,637
WMG Holdings Corp.
0.000%, 12/15/14 (e)		8,541,000	6,533,865

			236,440,429

Multiline Retail (0.3%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14		4,725,000	5,073,469
Saks, Inc.
8.250%, 11/15/08		714	744

			5,074,213

Specialty Retail (0.3%)
Group 1 Automotive, Inc.
8.250%, 8/15/13		1,700,000	1,763,750
Pep Boys - Manny, Moe & Jack
7.500%, 12/15/14		3,640,000	3,521,700

			5,285,450

Textiles, Apparel & Luxury Goods (1.6%)
Levi Strauss & Co.
10.099%, 4/1/12 (l)		7,805,000	7,961,100
Perry Ellis International, Inc., Series B
8.875%, 9/15/13		7,325,000	7,508,125
Quicksilver, Inc.
6.875%, 4/15/15		5,075,000	4,783,188
Rafaella Apparel Group, Inc., Series B
11.250%, 6/15/11		6,707,000	6,841,140

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Simmons Co.
7.875%, 1/15/14	$5,400,000	$5,535,000

		32,628,553

Total Consumer Discretionary		475,162,173

Consumer Staples (3.6%)
Food & Staples Retailing (1.4%)
Albertson’s, Inc.
7.750%, 6/15/26	4,000,000	4,050,904
7.450%, 8/1/29	3,500,000	3,443,065
American Stores Co.
8.000%, 6/1/26	1,000,000	1,072,426
Delhaize America, Inc.
9.000%, 4/15/31	5,205,000	6,253,917
Ingles Markets, Inc.
8.875%, 12/1/11	4,723,000	4,911,920
Rite Aid Corp.
8.625%, 3/1/15	6,300,000	5,969,250
Roundy’s, Inc., Term Loan
8.070%, 10/27/11 §(b)	3,713	3,735
8.090%, 10/27/11 §(b)	1,481,288	1,490,175

		27,195,392

Food Products (0.1%)
Dole Food Co., Inc.
7.250%, 6/15/10	51,000	48,705
Pilgrim’s Pride Corp.
7.625%, 5/1/15	2,150,000	2,144,625
8.375%, 5/1/17	500,000	493,750

		2,687,080

Household Products (1.4%)
American Achievement Corp.
8.250%, 4/1/12	9,035,000	9,215,700
Amscan Holding, Inc.
8.750%, 5/1/14	5,475,000	5,379,188
Prestige Brands, Inc.
9.250%, 4/15/12	7,769,000	8,040,915
Visant Holding Corp.
0.000%, 12/1/13 (e)	6,025,000	5,573,125

		28,208,928

Personal Products (0.3%)
NBTY, Inc.
7.125%, 10/1/15	5,000,000	5,031,250

Tobacco (0.4%)
Reynolds American, Inc.
7.625%, 6/1/16	3,275,000	3,484,046
7.750%, 6/1/18	4,450,000	4,801,586

		8,285,632

Total Consumer Staples		71,408,282

Energy (6.5%)
Energy Equipment & Services (0.6%)
Compagnie Generale de Geophysique
7.500%, 5/15/15	300,000	309,000
Complete Production Services, Inc.
8.000%, 12/15/16 §	2,600,000	2,665,000
Dresser-Rand Group, Inc.
7.375%, 11/1/14	2,091,000	2,132,820
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	1,790,000	1,861,600
Seitel, Inc.
9.750%, 2/15/14 §	4,136,000	4,187,700

		11,156,120

Oil, Gas & Consumable Fuels (5.9%)
Chesapeake Energy Corp.
7.000%, 8/15/14	3,875,000	3,991,250
7.750%, 1/15/15	1,500,000	1,563,750
6.625%, 1/15/16	1,000,000	1,007,500
6.875%, 1/15/16	3,675,000	3,720,938
Colorado Interstate Gas Co.
6.800%, 11/15/15	875,000	930,548
El Paso Corp.
8.050%, 10/15/30	3,500,000	3,972,500
El Paso Production Holding Co.
7.750%, 6/1/13	10,950,000	11,442,750
Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	5,560,000	5,448,800
Ferrellgas LP
7.240%, 8/1/10	9,000,000	9,000,000
Ferrellgas Partners LP/ Ferrellgas Partners Finance Corp.
8.750%, 6/15/12	3,775,000	3,916,562
Holly Energy Partners LP
6.250%, 3/1/15	2,000,000	1,910,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,150,000	1,132,750
8.250%, 3/1/16	6,830,000	7,171,500
Newfield Exploration Co.
6.625%, 9/1/14	1,000,000	1,000,000
6.625%, 4/15/16	1,800,000	1,800,000
Paramount Resources Ltd.
8.500%, 1/31/13	8,000,000	7,980,000
Peabody Energy Corp., Series B
6.875%, 3/15/13	2,350,000	2,391,125
PetroHawk Energy Corp.
9.125%, 7/15/13	4,725,000	5,032,125
Plains Exploration & Production Co.,
7.000%, 3/15/17	450,000	452,250
Pogo Producing Co.
7.875%, 5/1/13	1,350,000	1,360,125
Range Resources Corp.
7.500%, 5/15/16	1,500,000	1,545,000
Stone Energy Corp.
8.250%, 12/15/11	3,400,000	3,387,250
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	875,000	976,052
Venoco, Inc., Bank Loan
9.875%, 4/26/11	5,250,000	5,292,656
VeraSun Energy Corp.
9.875%, 12/15/12	7,500,000	7,818,750
Williams Cos., Inc.
7.875%, 9/1/21	16,250,000	17,875,000
8.750%, 3/15/32	200,000	230,500
Series A
7.500%, 1/15/31	5,150,000	5,459,000

		117,808,681

Total Energy		128,964,801

Financials (11.3%)
Capital Markets (0.6%)
Basell AF SCA
8.375%, 8/15/15 §	5,000,000	5,212,500
E*Trade Financial Corp.
8.000%, 6/15/11	5,000,000	5,262,500
7.375%, 9/15/13	1,450,000	1,515,250

		11,990,250

Consumer Finance (3.6%)
Ford Motor Credit Co.
7.375%, 10/28/09	1,750,000	1,746,784
9.750%, 9/15/10 §	2,500,000	2,633,355
7.375%, 2/1/11	20,215,000	19,882,120
9.875%, 8/10/11	2,450,000	2,594,560
7.250%, 10/25/11	2,000,000	1,943,806
8.110%, 1/13/12 (l)	2,750,000	2,688,188

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
9.810%, 4/15/12 (l)		$2,650,000	$2,809,511
7.000%, 10/1/13		2,500,000	2,323,967
8.000%, 12/15/16		12,460,000	11,989,548
GMAC LLC
6.000%, 4/1/11		3,070,000	2,985,796
6.875%, 9/15/11		3,040,000	3,042,946
7.000%, 2/1/12		430,000	432,027
6.875%, 8/28/12		3,500,000	3,485,898
6.750%, 12/1/14		4,000,000	3,932,368
8.000%, 11/1/31		8,225,000	8,818,384

			71,309,258

Diversified Financial Services (6.2%)
AES Ironwood LLC
8.857%, 11/30/25		6,419,804	7,222,279
AES Red Oak LLC, Series A
8.540%, 11/30/19		1,673,298	1,819,711
Altra Industrial Motion, Inc.
9.000%, 12/1/11		3,500,000	3,640,000
Amadeus-Halde, Term Loan
6.617%, 4/8/13 §(b)(l)	EUR	2,000,000	2,698,601
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14		$7,242,000	8,226,333
Bluewater Finance Ltd.
10.250%, 2/15/12		1,475,000	1,537,688
C10 Capital SPV Ltd.
6.722%, 12/31/49 § (l)		3,000,000	2,953,830
Crystal U.S. Holdings 3 LLC/ Crystal U.S. Sub 3 Corp., Series B
0.000%, 10/1/14 (e)		10,500,000	9,751,875
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co.
8.500%, 4/1/15 §		2,000,000	2,077,500
9.750%, 4/1/17 §		2,000,000	2,090,000
K&F Acquisition, Inc.
7.750%, 11/15/14		1,550,000	1,646,875
KRATON Polymers LLC/ KRATON Polymers Capital Corp.
8.125%, 1/15/14		4,875,000	4,881,094
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp.
9.250%, 4/1/15 §		3,425,000	3,365,063
10.625%, 4/1/17 §		5,725,000	5,631,969
Pipe Acquisition Finance plc
11.604%, 12/15/10 § (l)		6,500,000	6,678,750
PNA Intermediate Holding Corp.
12.360%, 2/15/13 § (l)		5,750,000	5,893,750
Rainbow National Services LLC
10.375%, 9/1/14 §		10,518,000	11,767,012
Sally Holdings LLC
9.250%, 11/15/14 §		3,925,000	4,032,938
Smurfit Kappa Funding plc
9.625%, 10/1/12		3,868,000	4,109,750
10.125%, 10/1/12	EUR	1,350,000	1,936,398
7.750%, 4/1/15		$350,000	357,000
Susser Holdings LLC
10.625%, 12/15/13		4,018,000	4,384,642
TRAINS, Series HY-1-2006
7.548%, 5/1/16 §		10,425,000	10,600,348
Universal City Development Partners Ltd.
11.750%, 4/1/10		525,000	555,844
Universal City Florida Holding Co. I/II
8.375%, 5/1/10		4,150,000	4,279,687
10.110%, 5/1/10 (l)		2,600,000	2,681,250
Yankee Acquisition Corp.
8.500%, 2/15/15 §		7,450,000	7,543,125

			122,363,312

Real Estate Investment Trusts (REITs) (0.8%)
Host Marriott LP (REIT)
7.125%, 11/1/13		2,825,000	2,888,562
Series O (REIT)
6.375%, 3/15/15		1,325,000	1,315,063
Series Q (REIT)
6.750%, 6/1/16		2,650,000	2,669,875
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13		3,900,000	3,861,000
Ventas Realty LP/ Ventas Capital Corp. (REIT)
8.750%, 5/1/09		1,850,000	1,961,000
9.000%, 5/1/12		1,200,000	1,350,000
7.125%, 6/1/15		1,300,000	1,361,750
6.750%, 4/1/17		625,000	646,875

			16,054,125

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,678,875
6.500%, 2/1/17		750,000	729,375

			2,408,250

Total Financials			224,125,195

Health Care (7.4%)
Biotechnology (0.4%)
Angiotech Pharmaceuticals, Inc.
9.110%, 12/1/13 § (l)		5,800,000	5,923,250
Quintiles Transnational Corp., Term Loan
9.350%, 3/31/14		1,500,000	1,518,750

			7,442,000

Health Care Equipment & Supplies (0.8%)
Accellent, Inc.
10.500%, 12/1/13		8,000,000	8,280,000
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		8,120,000	8,221,500

			16,501,500

Health Care Providers & Services (5.4%)
Chemed Corp.
8.750%, 2/24/11		6,170,000	6,416,800
DaVita, Inc.
7.250%, 3/15/15		7,850,000	7,938,313
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14		7,250,000	7,703,125
HCA, Inc.
6.750%, 7/15/13		8,975,000	8,279,438
7.190%, 11/15/15		1,700,000	1,499,492
9.250%, 11/15/16 §		10,730,000	11,574,987
7.690%, 6/15/25		3,200,000	2,758,525
(PIK)
9.625%, 11/15/16 §		11,500,000	12,420,000
HEALTHSOUTH Corp., Term Loan
8.610%, 2/2/13 §(b)(l)		3,731,250	3,746,939
Rotech Healthcare, Inc.
9.500%, 4/1/12		6,650,000	6,583,500
Skilled Healthcare Group, Inc.
11.000%, 1/15/14 §		8,500,000	9,456,250
Tenet Healthcare Corp.
7.375%, 2/1/13		5,125,000	4,759,844
9.875%, 7/1/14		350,000	353,500

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Triad Hospitals, Inc.
7.000%, 11/15/13		$5,475,000	$5,714,531
U.S. Oncology Holdings, Inc.
10.580%, 3/15/15 (l)		1,400,000	1,428,000
(PIK)
9.797%, 3/15/12 §		4,100,000	4,141,000
U.S. Oncology, Inc.
10.750%, 8/15/14		10,460,000	11,662,900

			106,437,144

Pharmaceuticals (0.8%)
Argatroban Rty
12.000%, 9/30/14		6,000,000	6,000,000
Elan Finance plc/Elan Finance Corp.
8.875%, 12/1/13 §		6,400,000	6,504,000
9.485%, 12/1/13 § (l)		3,925,000	3,983,875

			16,487,875

Total Health Care			146,868,519

Industrials (9.3%)
Aerospace & Defense (1.8%)
Alion Science and Technology Corp.
10.250%, 2/1/15 §		8,000,000	8,240,000
Armor Holdings, Inc.
8.250%, 8/15/13		2,100,000	2,205,000
BE Aerospace, Inc., Series B
8.875%, 5/1/11		5,550,000	5,723,437
Bombardier, Inc.
8.000%, 11/15/14 §		7,000,000	7,245,000
DRS Technologies, Inc.
7.625%, 2/1/18		2,500,000	2,600,000
L-3 Communications Corp.
7.625%, 6/15/12		5,800,000	5,974,000
Series B
6.375%, 10/15/15		1,000,000	991,250
TransDigm, Inc.
7.750%, 7/15/14		2,000,000	2,065,000

			35,043,687

Airlines (0.1%)
Continental Airlines, Inc.,
Series 01-1
7.373%, 12/15/15		1,263,006	1,269,321
United AirLines, Inc., Series 00-2
7.032%, 10/1/10		996,800	1,011,752

			2,281,073

Building Products (1.0%)
Builders FirstSource, Inc.
9.610%, 2/15/12 (l)		6,500,000	6,597,500
Nortek, Inc.
8.500%, 9/1/14		5,940,000	5,776,650
RBS Global, Inc., & Rexnord Corp.
9.500%, 8/1/14		5,500,000	5,720,000
11.750%, 8/1/16		2,500,000	2,684,375

			20,778,525

Commercial Services & Supplies (2.2%)
Allied Waste North America, Inc.
7.875%, 4/15/13		3,150,000	3,268,125
7.250%, 3/15/15		9,145,000	9,327,900
9.250%, 5/1/21		944,000	1,024,240
Series B
9.250%, 9/1/12		1,250,000	1,318,750
Aramark Corp.
8.500%, 2/1/15 §		5,725,000	5,954,000
Cardtronics, Inc.
9.250%, 8/15/13		5,250,000	5,512,500
Corrections Corp. of America
7.500%, 5/1/11		3,000,000	3,082,500
Ford Holdings, Inc.
9.300%, 3/1/30		1,700,000	1,508,750
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §		6,610,000	6,494,325
MSX International GmbH
12.500%, 4/1/12 § (b)		2,500,000	2,509,375
Sheridan Group, Inc.
10.250%, 8/15/11		3,000,000	3,138,750

			43,139,215

Construction & Engineering (0.6%)
Ahern Rentals, Inc.
9.250%, 8/15/13		4,400,000	4,592,500
Esco Corp.
8.625%, 12/15/13 §		7,250,000	7,685,000

			12,277,500

Electrical Equipment (0.6%)
Polypore, Inc.
8.750%, 5/15/12	EUR	5,000,000	6,913,024
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12		$5,500,000	5,678,750

			12,591,774

Industrial Conglomerates (0.5%)
Covalence Specialty Materials Corp.
10.250%, 3/1/16 §		6,250,000	6,250,000
Sequa Corp.
9.000%, 8/1/09		2,573,000	2,714,515

			8,964,515

Machinery (1.6%)
Accuride Corp.
8.500%, 2/1/15		5,762,000	5,805,215
Case New Holland, Inc.
9.250%, 8/1/11		8,230,000	8,641,500
Stewart & Stevenson LLC
10.000%, 7/15/14 §		4,750,000	4,975,625
Terex Corp.
7.375%, 1/15/14		5,710,000	5,881,300
Trimas Corp.
9.875%, 6/15/12		4,141,000	4,135,824
Trinity Industries, Inc.
6.500%, 3/15/14		2,325,000	2,301,750

			31,741,214

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12		2,837,000	2,978,850

Road & Rail (0.7%)
Hertz Corp.
8.875%, 1/1/14		6,950,000	7,488,625
Term B Loan
7.070%, 12/21/12 § (l)		1,168,949	1,177,077
Term DD Loan
7.090%, 12/21/12 § (l)		75,495	76,020
Term Loan
5.350%, 12/21/12 § (l)		222,222	223,767
Kansas City Southern de Mexico S.A. de C.V.
9.375%, 5/1/12		2,350,000	2,526,250
United Rentals North America, Inc.
7.750%, 11/15/13		3,150,000	3,236,625

			14,728,364

Total Industrials			184,524,717

Information Technology (5.1%)
Communications Equipment (0.2%)
Nortel Networks Ltd.
9.610%, 7/15/11 § (l)		1,000,000	1,070,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
10.125%, 7/15/13 §		$1,650,000	$1,810,875
10.750%, 7/15/16 §		950,000	1,054,500

			3,935,375

Computers & Peripherals (0.5%)
Compucom Systems, Inc.
12.000%, 11/1/14 §		8,000,000	8,540,000
Solar Capital Corp., Term Loan
7.360%, 2/11/13 §		1,979,900	2,002,174

			10,542,174

Electronic Equipment & Instruments (1.1%)
Celestica, Inc.
7.875%, 7/1/11		6,535,000	6,322,613
7.625%, 7/1/13		1,700,000	1,589,500
NXP B.V./NXP Funding LLC
9.500%, 10/15/15 §		5,700,000	5,885,250
Sanmina-SCI Corp.
8.125%, 3/1/16		3,375,000	3,172,500
Solectron Global Finance Ltd.
8.000%, 3/15/16		3,700,000	3,690,750

			20,660,613

IT Services (1.2%)
Iron Mountain, Inc.
8.625%, 4/1/13		4,253,000	4,376,337
6.625%, 1/1/16		4,000,000	3,860,000
SunGard Data Systems, Inc.
9.125%, 8/15/13		11,535,000	12,371,287
10.250%, 8/15/15		3,000,000	3,273,750

			23,881,374

Office Electronics (0.2%)
Xerox Capital Trust I
8.000%, 2/1/27		3,800,000	3,876,000

Semiconductors & Semiconductor Equipment (1.6%)
Amkor Technologies, Inc.
7.750%, 5/15/13		7,000,000	6,860,000
9.250%, 6/1/16		1,250,000	1,303,125
Freescale Semiconductor, Inc.
8.875%, 12/15/14 §		6,775,000	6,783,469
(PIK)
9.125%, 12/15/14 §		10,875,000	10,793,437
Sensata Technologies
8.000%, 5/1/14		5,975,000	5,937,656

			31,677,687

Software (0.3%)
UGS Corp.
10.000%, 6/1/12		6,000,000	6,562,500

Total Information Technology			101,135,723

Materials (12.0%)
Chemicals (5.2%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	111,000
Chemtura Corp.
6.875%, 6/1/16		300,000	290,250
Cognis Holdings GmbH (PIK)
12.876%, 1/15/15 §	EUR	9,551,133	13,093,802
Equistar Chemicals LP/ Equistar Funding Corp.
10.625%, 5/1/11		$8,332,000	8,790,260
Ferro Corp., Term Loan
8.070%, 6/6/12 (l)		3,388,889	3,382,534
Headwaters, Inc.,
Term B Loan
7.320%, 4/30/11 §(b)(l)		1,704,545	1,707,741
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,650,000
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance ULC
9.750%, 11/15/14 §		5,050,000	5,296,187
Huntsman LLC
11.625%, 10/15/10		1,550,000	1,679,813
11.500%, 7/15/12		2,734,000	3,055,245
Ineos Group Holdings plc
8.500%, 2/15/16 §		14,325,000	13,716,187
Term B Loan
7.580%, 10/7/13 §(b)		990,000	1,000,313
Term C Loan
8.080%, 10/7/14 §(b)		990,000	1,000,313
Lyondell Chemical Co.
8.000%, 9/15/14		2,900,000	3,037,750
8.250%, 9/15/16		2,600,000	2,782,000
Nalco Co.
7.750%, 11/15/11		2,850,000	2,921,250
8.875%, 11/15/13		2,650,000	2,815,625
Nova Chemicals Ltd.
8.502%, 11/15/13 (l)		6,204,000	6,172,980
Phibro Animal Health Corp.
13.000%, 8/1/14 §		5,850,000	6,259,500
PQ Corp.
7.500%, 2/15/13		3,500,000	3,535,000
Reichhold Industries, Inc.
9.000%, 8/15/14 §		2,470,000	2,531,750
Rhodia S.A.
8.875%, 6/1/11		8,703,000	9,072,877
Rockwood Specialties Group, Inc.
7.500%, 11/15/14		4,680,000	4,750,200
SigmaKalon, Term A Loan
5.480%, 6/30/12 §(b)	EUR	954,315	1,269,813

			102,922,390

Containers & Packaging (3.1%)
Berry Plastics Holding Corp.
8.875%, 9/15/14		$4,375,000	4,473,438
Crown Americas LLC/
Crown Americas Capital Corp.
7.625%, 11/15/13		875,000	900,156
7.750%, 11/15/15		3,700,000	3,848,000
Graham Packaging Co., Inc.
8.500%, 10/15/12		7,125,000	7,231,875
Impress Holdings B.V.
9.250%, 9/15/14 §	EUR	6,500,000	9,160,591
Jefferson Smurfit Corp.
8.250%, 10/1/12		$6,102,000	6,102,000
JSG Packaging Ltd.
Term B Loan
6.234%, 11/29/13 § (l)		154,513	207,970
6.343%, 11/29/13 § (l)		103,008	138,647
6.362%, 11/29/13 § (l)		116,205	156,408
6.396%, 11/29/13 § (l)		200,294	269,590
Term C Loan
6.734%, 11/29/14 § (l)		154,513	208,889
6.757%, 11/29/14 § (l)		103,008	139,259
6.862%, 11/29/14 § (l)		116,205	157,099
6.896%, 11/29/14 § (l)		200,294	270,781
Kappa Jefferson,
Term B Loan
6.335%, 2/1/11 (l)		375,981	506,060
Term C Loan
6.835%, 10/25/11 (l)		375,981	508,297
Norampac, Inc.
6.750%, 6/1/13		1,675,000	1,656,156

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09		$4,676,000	$4,769,520
8.750%, 11/15/12		4,104,000	4,319,460
8.250%, 5/15/13		3,550,000	3,700,875
6.750%, 12/1/14		4,425,000	4,380,750
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08 §†(b)(h)		729,508	11,855
Smurfit-Stone Container Enterprises, Inc.
8.375%, 7/1/12		2,675,000	2,681,688
8.000%, 3/15/17 §		800,000	782,000
Tekni-Plex, Inc.
9.750%, 11/15/13 §		4,750,000	4,750,000

			61,331,364

Metals & Mining (1.7%)
Alpha Natural Resources LLC/ Alpha Natural Resources Capital Corp.
10.000%, 6/1/12		4,975,000	5,348,125
Compass Minerals International, Inc., Series B
0.000%, 6/1/13 (e)		6,461,000	6,283,323
Edgen Acquisition Corp.
9.875%, 2/1/11		5,982,000	6,116,595
Freeport-McMoran Copper & Gold, Inc.
8.250%, 4/1/15		3,825,000	4,116,656
8.375%, 4/1/17		6,925,000	7,487,656
Neenah Corp.
9.500%, 1/1/17 §		3,300,000	3,300,000
Novelis, Inc.
7.250%, 2/15/15		1,215,000	1,284,863

			33,937,218

Paper & Forest Products (2.0%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15		1,800,000	1,692,000
Abitibi-Consolidated, Inc.
8.550%, 8/1/10		1,250,000	1,265,625
Bowater Canada Finance Corp.
7.950%, 11/15/11		2,900,000	2,820,250
Cascades, Inc.
7.250%, 2/15/13		3,000,000	3,000,000
Georgia-Pacific Corp.
7.125%, 1/15/17 §		1,500,000	1,503,750
8.000%, 1/15/24		5,480,000	5,507,400
7.375%, 12/1/25		6,600,000	6,369,000
7.250%, 6/1/28		3,050,000	2,912,750
7.750%, 11/15/29		800,000	792,000
Term Loan B
7.100%, 12/24/12 (l)		170,476	171,272
7.340%, 12/24/12 (l)		1,809,524	1,817,973
Neenah Paper, Inc.
7.375%, 11/15/14		2,750,000	2,653,750
Newark Group, Inc.
9.750%, 3/15/14		3,900,000	4,065,750
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	306,000
Verso Paper Holdings LLC/ Verson Paper, Inc.
9.125%, 8/1/14 §		4,350,000	4,524,000

			39,401,520

Total Materials			237,592,492

Telecommunication Services (6.9%)
Diversified Telecommunication Services (5.6%)
Cincinnati Bell, Inc.
7.250%, 7/15/13		3,825,000	3,968,437
8.375%, 1/15/14		6,625,000	6,774,062
Citizens Communications Co.
7.125%, 3/15/19 §		2,900,000	2,871,000
7.875%, 1/15/27 §		1,000,000	1,022,500
9.000%, 8/15/31		3,490,000	3,821,550
Digicel Group Ltd. (PIK)
9.125%, 1/15/15 §		6,800,000	6,511,000
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13		4,425,000	4,579,875
Insight Midwest LP/ Insight Capital, Inc.
9.750%, 10/1/09		2,595,000	2,637,169
Level 3 Financing, Inc.
8.750%, 2/15/17 §		10,000,000	10,075,000
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 §(b)	EUR	3,500,000	5,096,268
8.875%, 5/1/16 §		$200,000	214,000
Term Loan
6.079%, 11/30/14 §(b)	EUR	1,000,000	1,348,680
6.579%, 11/30/14 §(b)		1,000,000	1,354,199
Qwest Communications International, Inc.
8.860%, 2/15/09 (l)		$2,000,000	2,020,000
7.500%, 2/15/14		14,050,000	14,471,500
Series B
7.500%, 2/15/14		5,657,000	5,826,710
Qwest Corp.
8.875%, 3/15/12		7,400,000	8,177,000
7.625%, 6/15/15		475,000	507,063
7.500%, 6/15/23		6,000,000	6,097,500
7.200%, 11/10/26		1,600,000	1,620,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		6,500,000	6,955,000
Virgin Media Finance plc
8.750%, 4/15/14	EUR	1,000,000	1,439,378
9.125%, 8/15/16		$4,000,000	4,220,000
West Corp.
9.500%, 10/15/14 §		7,400,000	7,659,000
Wind Acquisition Finance S.A.
10.750%, 12/1/15 §		1,600,000	1,832,000
Windstream Corp.
8.625%, 8/1/16		1,100,000	1,203,125

			112,302,016

Wireless Telecommunication Services (1.3%)
American Cellular Corp., Series B
10.000%, 8/1/11		597,000	632,074
Cell C Pty Ltd.
11.000%, 7/1/15 §(b)		5,000,000	5,050,000
Centennial Cellular Corp./ Centennial Cellular Operating Co. LLC
10.750%, 12/15/08		5,000,000	5,012,500
Mobile Telesystems Finance S.A.
8.375%, 10/14/10 (b)(m)		1,000,000	1,059,030
8.000%, 1/28/12 §		1,150,000	1,216,125
Nextel Communications, Inc., Series D
7.375%, 8/1/15		6,525,000	6,748,801
Rural Cellular Corp.
9.875%, 2/1/10		2,925,000	3,085,875

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Stratos Global Corp.
9.875%, 2/15/13	$2,450,000	$2,615,375

		25,419,780

Total Telecommunication Services		137,721,796

Utilities (6.2%)
Electric Utilities (1.9%)
Edison Mission Energy
7.750%, 6/15/16	1,450,000	1,511,625
Midwest Generation LLC
8.750%, 5/1/34	2,150,000	2,332,750
Series B
8.560%, 1/2/16	3,840,081	4,200,089
Mirant Americas Generation LLC
8.300%, 5/1/11	6,670,000	6,836,750
Reliant Energy, Inc.
9.250%, 7/15/10	2,000,000	2,107,500
6.750%, 12/15/14	8,225,000	8,687,656
Sierra Pacific Resources
7.803%, 6/15/12	1,000,000	1,058,234
8.625%, 3/15/14	3,300,000	3,569,709
6.750%, 8/15/17	4,050,000	4,134,244
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	3,195,942	3,216,294

		37,654,851

Gas Utilities (1.4%)
AmeriGas Partners LP
7.250%, 5/20/15	5,250,000	5,302,500
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	8,825,000	8,847,062
SemGroup plc
8.750%, 11/15/15 §	5,925,000	6,013,875
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13	7,500,000	7,387,500

		27,550,937

Independent Power Producers & Energy Traders (1.6%)
AES Corp.
8.750%, 5/15/13 §	4,875,000	5,191,875
Dynegy Holdings, Inc.
8.375%, 5/1/16	2,450,000	2,548,000
7.125%, 5/15/18	1,500,000	1,440,000
NRG Energy, Inc.
7.250%, 2/1/14	4,025,000	4,125,625
7.375%, 2/1/16	12,545,000	12,889,988
7.375%, 1/15/17	6,425,000	6,593,656

		32,789,144

Multi-Utilities (1.3%)
Dynegy-Roseton Danskammer, Series A
7.270%, 11/8/10	6,500,000	6,646,250
Series B
7.670%, 11/8/16	1,950,000	2,067,000
PSEG Energy Holdings LLC
8.500%, 6/15/11	9,205,000	9,941,400
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B
9.237%, 7/2/17	2,966,993	3,293,362
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 § (h)	2,576,658	2,519,972
TECO Energy, Inc.
6.750%, 5/1/15	1,025,000	1,077,531

		25,545,515

Total Utilities		123,540,447

Total Long-Term Debt Securities (92.8%) (Cost $1,799,596,983)		1,843,558,758

CONVERTIBLE BONDS:
Financials (0.2%)
Capital Markets (0.2%)
Deutsche Bank AG/London
(Zero Coupon), 7/14/08 §	500,000	459,400
(Zero Coupon), 7/25/08 §(b)	800,000	789,440
(Zero Coupon), 9/29/08 §	600,000	560,280
1.800%, 5/29/09 §	650,000	618,995
2.000%, 10/7/09 §	1,300,000	1,193,660
Lehman Brothers Holdings, Inc.
1.383%, 6/15/09	650,000	783,900

Total Financials		4,405,675

Health Care (0.3%)
Biotechnology (0.3%)
NPS Pharmaceuticals, Inc.
3.000%, 6/15/08	5,000,000	4,593,750

Total Health Care		4,593,750

Utilities (0.1%)
Multi-Utilities (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	1,875,000	2,528,906

Total Utilities		2,528,906

Total Convertible Bonds (0.6%) (Cost $11,101,457)		11,528,331

	Number of Shares
COMMON STOCK:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp.*§†(b) (Cost $—)	1,867	—

CONVERTIBLE PREFERRED STOCK:
Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoran Copper & Gold, Inc., 6.75%, 5/1/10 (Cost $1,060,000)	10,600	1,133,246

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.5%)
Rabobank USA Finance Corp.
5.40%, 4/2/07 (p)	$21,300,000	21,293,610
UBS Finance Delaware LLC
5.20%, 7/19/07 (p)	28,300,000	27,857,105

Total Commercial Paper		49,150,715

Government Securities (0.0%)
Federal National Mortgage Association
4.84%, 4/4/07 (p)	500,000	499,731
U.S. Treasury Bills
4.81%, 6/14/07 (p)	270,000	267,323

Total Government Securities		767,054

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (2.3%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$45,197,451	$45,197,451

Total Short-Term Investments (4.8%) (Cost/Amortized Cost $95,115,296)		95,115,220

Total Investments (98.3%) (Cost/Amortized Cost $1,906,873,736)		1,951,335,555

Other Assets Less Liabilities (1.7%)		34,751,196

Net Assets (100%)		$1,986,086,751

*	Non-income producing.

†	Securities (totaling $11,855 or 0.0% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $490,807,966 or 24.71% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

PIK — Payment-in-Kind Security

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/07	Unrealized Depreciation
EURODollar	227	December-07	$54,108,288	$53,983,438	$(124,850)
UK 90 Day LIF	212	March-08	49,206,771	49,149,514	(57,257)

					$(182,107)

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 4/26/07	2,003	$2,677,330	$2,678,164	$834
European Union, expiring 4/26/07	2,028	2,700,578	2,711,591	11,013

				$11,847

Foreign Currency Sell Contracts
European Union, expiring 4/24/07	10,300	$13,100,055	$13,770,791	$(670,736)
European Union, expiring 4/24/07	2,000	2,580,240	2,673,940	(93,700)
European Union, expiring 4/26/07	14,002	18,688,539	18,721,747	(33,208)
European Union, expiring 4/26/07	11,780	15,711,669	15,750,763	(39,094)
European Union, expiring 4/26/07	55	73,427	73,539	(112)
European Union, expiring 4/26/07	810	1,083,094	1,083,032	62
European Union, expiring 7/16/07	9,900	13,063,248	13,277,143	(213,895)
European Union, expiring 10/04/07	10,125	13,482,855	13,611,791	(128,936)

				$(1,179,619)

				$(1,167,772)

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$384,795,358
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$329,947,408

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,624,765
Aggregate gross unrealized depreciation	(12,905,720)

Net unrealized appreciation	$42,719,045

Federal income tax cost of investments	$1,908,616,510

The Portfolio has a net capital loss carryforward of $315,974,892 of which $29,624,243 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.6%)
BHP Billiton Ltd.^	709,034	$17,147,277
Coles Group Ltd.	212,100	2,788,664
CSL Ltd.^	118,172	7,875,640
Macquarie Airports	1,515,274	4,891,773
Macquarie Bank Ltd.^	348,437	23,328,911
Macquarie Infrastructure Group^	2,533,051	7,870,048
National Australia Bank Ltd.^	178,700	5,841,281
QBE Insurance Group Ltd.	296,400	7,563,836
Zinifex Ltd.^	432,400	5,520,709

		82,828,139

Austria (1.5%)
Erste Bank der Oesterreichischen Sparkassen AG	288,279	22,451,185
OMV AG	62,000	3,905,090
voestalpine AG^	115,100	8,348,969

		34,705,244

Belgium (1.3%)
Dexia S.A.	191,615	5,718,345
Fortis (Amsterdam Exchange)^	185,809	8,483,919
Fortis (Brussels Exchange)	222,700	10,171,313
KBC Groep N.V.	38,200	4,751,354

		29,124,931

Brazil (1.7%)
Cia Vale do Rio Doce (ADR)	298,706	11,049,135
Gafisa S.A.	318,744	4,022,397
Petroleo Brasileiro S.A. (ADR)	96,787	9,631,274
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	156,735	13,708,043

		38,410,849

Canada (1.9%)
Bombardier, Inc., Class B*	497,200	2,006,888
Canadian National Railway Co.	166,068	7,330,242
Celestica, Inc.*	106,000	647,293
EnCana Corp.	118,500	5,994,283
Gerdau Ameristeel Corp.	391,200	4,635,441
Husky Energy, Inc.^	55,800	3,898,508
ING Canada, Inc.	95,700	4,291,372
Nexen, Inc.	63,953	3,917,502
Shoppers Drug Mart Corp.	171,424	7,594,922
Teck Cominco Ltd., Class B^	54,300	3,785,714

		44,102,165

China (0.3%)
Industrial & Commercial Bank of China Ltd., Class H*^	13,182,000	7,389,411

Denmark (0.2%)
Carlsberg A/S, Class B^	43,300	4,712,133

Finland (0.8%)
Nokia Oyj*^	850,255	19,570,060

France (11.2%)
Accor S.A.^	379,008	36,220,547
Air France-KLM^	121,600	5,547,304
BNP Paribas	253,838	26,513,408
Cie de Saint-Gobain^	206,548	20,188,858
Compagnie Generale des Etablissements Michelin, Class B	79,900	8,823,734
Credit Agricole S.A.^	229,222	8,938,159
Electricite de France	20,556	1,723,373
France Telecom S.A.	227,100	5,997,655
Imerys S.A.^	60,001	5,570,587
J.C. Decaux S.A.^	299,626	8,841,642
Lafarge S.A.^	69,505	10,927,311
Pernod-Ricard S.A.	40,200	8,152,912
Renault S.A.^	132,000	15,437,884
Sanofi-Aventis^	252,591	21,966,282
Societe Generale^	66,935	11,567,634
Total S.A.^	647,532	45,369,545
Veolia Environnement^	210,306	15,636,969

		257,423,804

Germany (6.9%)
Allianz SE (Registered)	64,000	13,141,344
BASF AG	158,386	17,831,957
Bayerische Motoren Werke (BMW) AG	47,163	2,782,829
Continental AG	229,058	29,607,315
DaimlerChrysler AG	41,800	3,428,486
Deutsche Lufthansa AG (Registered)	260,900	7,085,478
Deutsche Post AG (Registered)^	286,976	8,686,867
Deutsche Telekom AG (Registered)	290,500	4,804,238
E.ON AG^	96,000	13,052,430
Epcos AG	48,200	841,551
Fresenius Medical Care AG & Co. KGaA	19,500	2,837,265
Linde AG	64,081	6,903,850
Muenchener Rueckversicherungs AG (Registered)	92,600	15,661,620
RWE AG^	97,390	10,302,495
SAP AG	150,800	6,722,259
Siemens AG (Registered)	104,342	11,153,608
TUI AG^	145,200	3,590,300

		158,433,892

Hong Kong (3.4%)
China Merchants Holdings International Co. Ltd.	1,832,000	7,713,931
China Mobile Ltd.	2,458,000	22,351,174
CNOOC Ltd. (ADR)	81,131	7,109,510
Esprit Holdings Ltd.	1,675,000	19,647,245
Kerry Properties Ltd.	486	2,497
Melco PBL Entertainment Macau Ltd. (ADR)*	643,046	10,378,762
Orient Overseas International Ltd.	174,000	1,616,740
Shangri-La Asia Ltd.	3,072,973	7,606,233
Sino Land Co.^	1,009,675	2,173,512

		78,599,604

India (0.4%)
ICICI Bank Ltd. (ADR)	228,537	8,398,735

Ireland (0.3%)
Bank of Ireland	273,700	5,904,798

Italy (4.2%)
Banca Popolare di Verona e Novara S.c.r.l.^	89,100	2,767,313
Buzzi Unicem S.p.A.^	158,000	4,803,823
ENI S.p.A.	1,044,771	33,998,213
Fondiaria-Sai S.p.A.^	125,271	5,751,588
Fondiaria-Sai S.p.A. (RNC)	14,200	514,821
Intesa Sanpaolo S.p.A.^	4,516,427	34,299,134
Italcementi S.p.A.^	157,800	4,726,072
UniCredito Italiano S.p.A.	1,135,200	10,804,756

		97,665,720

Japan (18.0%)
Advantest Corp.^	151,900	6,741,658

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Alps Electric Co., Ltd.^	341,600	$4,000,407
Astellas Pharma, Inc.	148,400	6,397,420
Bank of Yokohama Ltd.	573,000	4,274,160
Canon, Inc.	304,500	16,356,797
Chugai Pharmaceutical Co., Ltd.^	650,300	16,445,129
Credit Saison Co., Ltd.	64,000	2,107,264
Daikin Industries Ltd.^	360,164	12,531,164
Dainippon Ink & Chemicals, Inc.	895,000	3,554,481
East Japan Railway Co.	660	5,141,548
EDION Corp.^	122,000	1,703,072
Hirose Electric Co., Ltd.^	28,100	3,378,963
Honda Motor Co., Ltd.	433,100	15,105,575
Isuzu Motors Ltd.	1,326,000	6,650,255
Japan Tobacco, Inc.	1,720	8,451,120
JFE Holdings, Inc.^	239,100	14,142,286
Kyushu Electric Power Co., Inc.	205,700	5,847,717
Leopalace21 Corp.	79,500	2,631,110
Marubeni Corp.^	1,718,000	10,438,629
Mitsubishi Chemical Holdings Corp.	76,500	651,133
Mitsubishi Corp.^	666,500	15,469,089
Mitsubishi UFJ Financial Group, Inc.	1,109	12,516,718
Mitsui Chemicals, Inc.^	513,000	4,483,961
Mitsui Fudosan Co., Ltd.	266,000	7,810,251
Mitsui O.S.K. Lines Ltd.^	687,000	7,625,560
Mitsui Trust Holdings, Inc.	1,034,000	10,196,096
Mizuho Financial Group, Inc.	2,159	13,905,983
Nidec Corp.^	100,600	6,488,120
Nippon Electric Glass Co., Ltd.	222,000	3,890,275
Nippon Mining Holdings, Inc.	753,500	6,502,966
Nippon Telegraph & Telephone Corp.	1,688	8,924,168
Nissan Motor Co., Ltd.^	877,800	9,408,193
Nitto Denko Corp.^	90,600	4,251,680
Nomura Holdings, Inc.	255,800	5,329,167
ORIX Corp.	39,000	10,160,387
Secom Co., Ltd.^	14,000	649,864
Seiko Epson Corp.^	102,500	3,018,288
Seven & I Holdings Co., Ltd.^	229,300	6,985,633
Sharp Corp.^	485,000	9,342,753
Shin-Etsu Chemical Co., Ltd.	99,700	6,083,189
SMC Corp.	49,500	6,641,166
Sony Corp.^	273,200	13,887,203
Sumitomo Corp.^	522,000	9,391,039
Sumitomo Heavy Industries Ltd.	384,000	3,825,662
Sumitomo Mitsui Financial Group, Inc.^	2,415	21,928,462
Tokyo Electric Power Co., Inc.^	245,600	8,399,253
Toshiba Corp.^	499,000	3,332,595
Toyota Motor Corp.	588,300	37,692,337
Yamada Denki Co., Ltd.^	100,100	9,327,037

		414,016,983

Mexico (2.1%)
America Movil S.A. de C.V., Series L (ADR)	319,832	15,284,771
Cemex S.A.B. de C.V. (Sponsored ADR)*	228,071	7,469,325
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	113,704	12,551,785
Grupo Televisa S.A. (ADR)	406,112	12,102,138

		47,408,019

Netherlands (5.2%)
ABN AMRO Holding N.V.	231,519	9,964,830
Arcelor Mittal^	210,851	11,201,829
Buhrmann N.V.^	207,700	2,796,757
European Aeronautic Defenceand Space Co. N.V.^	220,230	6,831,190
ING Groep N.V. (CVA)^	1,186,071	50,146,670
Koninklijke Philips Electronics N.V.^	145,732	5,565,790
Reed Elsevier N.V.	380,122	6,723,086
Royal Dutch Shell plc, Class A^	333,000	11,076,468
Royal Dutch Shell plc, Class B	71,028	2,363,552
Wolters Kluwer N.V.	415,276	12,459,605

		119,129,777

Singapore (0.6%)
CapitaLand Ltd.^	1,967,000	10,372,079
Flextronics International Ltd.*	167,400	1,831,356
Neptune Orient Lines Ltd.^	378,000	807,251

		13,010,686

South Korea (0.1%)
Samsung Electronics Co., Ltd.	5,660	3,387,096

Spain (1.4%)
Altadis S.A.^	112,665	7,234,705
Banco Bilbao Vizcaya Argentaria S.A.	394,700	9,691,039
Banco Santander Central Hispano S.A.	311,100	5,552,188
Repsol YPF S.A.^	293,700	9,902,640

		32,380,572

Sweden (1.1%)
Nordea Bank AB^	328,000	5,237,441
Svenska Cellulosa AB, Class B^	109,500	5,864,839
Telefonaktiebolaget LM Ericsson, Class B^	2,918,200	10,740,354
Volvo AB, Class B^	48,410	4,076,456

		25,919,090

Switzerland (10.1%)
ABB Ltd. (Registered)^	443,831	7,597,157
Actelion Ltd. (Registered)*	16,516	3,849,860
Adecco S.A. (Registered)^	83,120	5,277,297
Credit Suisse Group (Registered)	166,000	11,912,274
Holcim Ltd. (Registered)	208,796	20,911,388
Lonza Group AG (Registered)*^	162,635	15,632,447
Nestle S.A. (Registered)	79,249	30,864,164
Novartis AG (Registered)	288,611	16,554,489
Roche Holding AG^	186,323	32,966,667
Swiss Reinsurance (Registered)	122,603	11,199,385
Syngenta AG (Registered)*	82,069	15,702,623
UBS AG (Registered)	625,637	37,173,181
Xstrata plc	199,880	10,273,880
Zurich Financial Services AG (Registered)^	45,585	13,157,996

		233,072,808

United Kingdom (19.4%)
AstraZeneca plc	231,300	12,444,176
Aviva plc	638,858	9,409,968
BAE Systems plc	3,178,793	28,774,784
Barclays plc	1,729,044	24,532,020
BG Group plc	649,362	9,366,619
BHP Billiton plc	203,900	4,546,101
BP plc	513,200	5,574,651
British American Tobacco plc	104,500	3,267,625
British Land Co. plc (REIT)	255,331	7,677,484
British Sky Broadcasting Group plc	670,328	7,439,752
Burberry Group plc	444,687	5,714,255
Centrica plc	1,286,462	9,784,496

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Diageo plc	552,452	$11,192,134
Friends Provident plc	770,202	2,917,611
George Wimpey plc	132,500	1,657,003
GlaxoSmithKline plc	705,629	19,398,351
Greene King plc	173,300	3,761,543
HBOS plc	538,320	11,091,217
HSBC Holdings plc^	1,202,000	20,890,971
ICAP plc	490,399	5,119,493
J Sainsbury plc	860,412	9,303,924
Kingfisher plc	1,138,396	6,233,336
Man Group plc	1,717,194	18,754,450
Marston’s plc	324,000	2,814,931
Mitchells & Butlers plc	244,882	3,792,483
Northern Rock plc	662,018	14,916,512
Reckitt Benckiser plc	145,203	7,560,620
Rio Tinto plc	113,600	6,487,356
Royal & Sun Alliance Insurance Group	951,491	3,033,274
Royal Bank of Scotland Group plc	863,555	33,715,039
SABMiller plc	229,100	5,026,804
Schroders plc	187,220	4,671,577
Smith & Nephew plc	622,641	7,915,206
Standard Chartered plc	388,304	11,186,776
Taylor Woodrow plc	277,500	2,673,054
Tesco plc	5,327,767	46,576,264
Vodafone Group plc	10,713,321	28,566,393
Wm. Morrison Supermarkets plc	1,153,584	7,008,873
Wolseley plc	447,266	10,482,615
WPP Group plc	682,964	10,348,574

		445,628,315

United States (0.3%)
IPSCO, Inc.	18,743	2,460,374
Schlumberger Ltd.	52,442	3,623,742

		6,084,116

Total Common Stocks (96.0%) (Cost $1,849,677,613)		2,207,306,947

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.5%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	$1,332,024	1,332,024
Aegis Finance LLC
5.31%, 4/19/07	13,865,355	13,865,355
Banesto S.A./Madrid
5.33%, 4/19/07	7,254,586	7,254,586
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)	114,496,514	114,496,514
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	7,254,586	7,254,586
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	10,111,242	10,111,242
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	13,928,805	13,928,805
Citigroup Funding, Inc.
5.36%, 4/4/07	14,494,078	14,494,078
5.36%, 3/16/09 (l)	7,254,586	7,254,586
Comerica Bank
5.35%, 3/16/09 (l)	2,901,484	2,901,484
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	5,803,622	5,803,622
Corp. Andina de Fomento
5.31%, 4/12/07	11,507,275	11,507,275
Credit Industriel et Commercial
5.33%, 4/18/07	7,254,675	7,254,675
5.33%, 4/25/07	7,266,343	7,266,343
Crown Point Capital Co.
5.29%, 4/5/07	14,443,328	14,443,328
DekaBank Deutsche
5.38%, 4/30/08 (l)	7,544,769	7,544,769
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	7,254,586	7,254,586
Fenway Funding LLC
5.35%, 6/18/07	12,885,885	12,885,885
5.35%, 6/27/07	8,192,905	8,192,905
Fifth Third Bancorp
5.32%, 4/30/08 (l)	870,542	870,542
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	3,192,018	3,192,018
5.56%, 4/30/08 (l)	5,803,669	5,803,669
5.41%, 3/27/09 (l)	7,254,586	7,254,586
Hartford Life, Inc.
5.45%, 3/28/08 (l)	2,321,467	2,321,467
HSBC Finance Corp.
5.33%, 4/9/07	11,550,945	11,550,945
5.32%, 4/11/07	14,436,682	14,436,682
5.32%, 4/12/07	12,991,095	12,991,095
Kommunalkredit International Bank
5.34%, 4/6/07	14,315,889	14,315,889
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	1,015,642	1,015,642
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	7,254,586	7,254,586
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	4,933,118	4,933,118
5.34%, 4/23/07	5,803,669	5,803,669
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	7,254,586	7,254,586
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	7,254,586	7,254,586
5.37%, 1/28/08 (l)	8,705,503	8,705,503
National Bank of Canada
5.42%, 4/2/07	23,214,674	23,214,674
New York Life Insurance Co.
5.41%, 6/29/07 (l)	7,254,586	7,254,586
Norinchukin Bank N.Y.
5.34%, 4/9/07	13,058,254	13,058,254
5.33%, 4/16/07	7,254,586	7,254,586
5.32%, 6/5/07	14,509,171	14,509,171
Park Sienna LLC
5.32%, 5/10/07	7,184,494	7,184,494
Raiffeisen Zentralbank
5.31%, 4/19/07	14,449,486	14,449,486
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	10,992,446	10,992,446
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	5,654,432	5,654,432

Total Short-Term Investments of Cash Collateral for Securities Loaned		493,577,360

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (2.9%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$66,050,077	$66,050,077

Total Short-Term Investments (24.4%) (Amortized Cost $559,627,437)		559,627,437

Total Investments (120.4%) (Cost/Amortized Cost $2,409,305,050)		2,766,934,384
Other Assets Less Liabilities (-20.4%)		(468,312,580)

Net Assets (100%)		$2,298,621,804

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		14.4%
Consumer Staples		7.9
Energy		7.1
Financials
Capital Markets	4.6%
Commercial Banks	15.8
Consumer Finance	0.5
Diversified Financial Services	3.0
Insurance	3.8
Real Estate Investment Trusts (REITs)	0.3
Real Estate Management & Development	1.0
Thrifts & Mortgage Finance	0.7

Total Financials		29.7
Health Care		6.5
Industrials		9.7
Information Technology		4.0
Materials		10.2
Telecommunications Services		3.7
Utilities		2.8
Cash and Other		4.0

		100.0%

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/07	Unrealized Appreciation
Dow Jones Euro Stoxx 50 Index	156	June-07	$8,349,489	$8,564,936	$215,447
TOPIX Index	5	June-07	702,117	728,318	26,201

					$241,648

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$418,339,595
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$280,666,905

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$372,171,417
Aggregate gross unrealized depreciation	(23,089,896)

Net unrealized appreciation	$349,081,521

Federal income tax cost of investments	$2,417,852,863

At March 31, 2007, the Portfolio had loaned securities with a total value of $466,553,209. This was secured by collateral of $493,577,360 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (0.3%)
Autoliv, Inc.	18,200	$1,039,402
BorgWarner, Inc.	11,000	829,620
Magna International, Inc., Class A	12,800	961,408

		2,830,430

Automobiles (0.1%)
DaimlerChrysler AG^	11,400	932,634

Hotels, Restaurants & Leisure (3.0%)
Las Vegas Sands Corp.*	83,300	7,214,613
McDonald’s Corp.	54,800	2,468,740
Melco PBL Entertainment Macau Ltd. (ADR)*^	289,500	4,672,530
MGM MIRAGE*^	63,445	4,410,696
Starbucks Corp.*	222,745	6,985,283

		25,751,862

Household Durables (0.5%)
Black & Decker Corp.	16,600	1,354,892
Sony Corp. (ADR)^	62,220	3,141,488

		4,496,380

Leisure Equipment & Products (0.1%)
Mattel, Inc.	25,500	703,035

Media (3.4%)
CBS Corp., Class B	59,000	1,804,810
Comcast Corp., Class A*	112,950	2,931,052
Comcast Corp., Special Class A*	557,812	14,207,472
Gannett Co., Inc.	23,100	1,300,299
Interpublic Group of Cos., Inc.*^	66,100	813,691
Time Warner, Inc.	124,300	2,451,196
Tribune Co.	52,000	1,669,720
Viacom, Inc., Class B*	37,650	1,547,792
Walt Disney Co.	75,700	2,606,351

		29,332,383

Multiline Retail (2.2%)
Dillards, Inc., Class A^	18,500	605,505
Dollar Tree Stores, Inc.*	28,900	1,105,136
Family Dollar Stores, Inc.	28,300	838,246
Federated Department Stores, Inc.	42,500	1,914,625
J.C. Penney Co., Inc.	14,000	1,150,240
Nordstrom, Inc.	99,990	5,293,471
Saks, Inc.	35,900	748,156
Sears Holdings Corp.*	35,900	6,467,744
Target Corp.	21,500	1,274,090

		19,397,213

Specialty Retail (1.5%)
Abercrombie & Fitch Co.	76,900	5,819,792
Gap, Inc.	76,300	1,313,123
Home Depot, Inc.	9,700	356,378
Limited Brands, Inc.	52,600	1,370,756
Office Depot, Inc.*	29,400	1,033,116
Staples, Inc.	115,612	2,987,414

		12,880,579

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	31,300	961,849
Liz Claiborne, Inc.	11,200	479,920
VF Corp.	16,600	1,371,492

		2,813,261

Total Consumer Discretionary		99,137,777

Consumer Staples (7.5%)
Beverages (0.9%)
Coca-Cola Co.	53,975	2,590,800
Molson Coors Brewing Co., Class B	6,600	624,492
PepsiCo, Inc.	78,930	5,016,791

		8,232,083

Food & Staples Retailing (2.6%)
CVS/Caremark Corp.	111,164	3,795,124
Kroger Co.	38,000	1,073,500
Rite Aid Corp.*^	1,210,000	6,981,700
Safeway, Inc.	47,700	1,747,728
Sysco Corp.	161,485	5,463,037
Wal-Mart Stores, Inc.	81,400	3,821,730

		22,882,819

Food Products (1.1%)
Bunge Ltd.^	7,100	583,762
Cadbury Schweppes plc (ADR)	59,595	3,061,395
General Mills, Inc.	24,800	1,443,856
Kellogg Co.	26,100	1,342,323
Kraft Foods, Inc., Class A^	40,000	1,266,400
Sara Lee Corp.	93,400	1,580,328

		9,278,064

Household Products (1.6%)
Colgate-Palmolive Co.	22,900	1,529,491
Kimberly-Clark Corp.	23,700	1,623,213
Procter & Gamble Co.	162,810	10,283,080

		13,435,784

Tobacco (1.3%)
Altria Group, Inc.	126,955	11,147,918

Total Consumer Staples		64,976,668

Energy (6.9%)
Energy Equipment & Services (0.8%)
Diamond Offshore Drilling, Inc.	73,900	5,982,205
GlobalSantaFe Corp.	13,900	857,352
Schlumberger Ltd.	3,200	221,120

		7,060,677

Oil, Gas & Consumable Fuels (6.1%)
Apache Corp.	103,700	7,331,590
BP plc (ADR)	21,100	1,366,225
Chevron Corp.	168,033	12,427,721
ConocoPhillips	136,900	9,357,115
EOG Resources, Inc.	61,300	4,373,142
Exxon Mobil Corp.	105,400	7,952,430
Marathon Oil Corp.	23,300	2,302,739
Royal Dutch Shell plc, Class A (ADR)	20,700	1,372,410
Total S.A. (Sponsored ADR)	18,300	1,276,974
Valero Energy Corp.	77,115	4,973,146

		52,733,492

Total Energy		59,794,169

Financials (18.3%)
Capital Markets (4.7%)
Charles Schwab Corp.	281,200	5,143,148
Goldman Sachs Group, Inc.	70,655	14,599,443
Janus Capital Group, Inc.	56,400	1,179,324
Mellon Financial Corp.	28,500	1,229,490
Merrill Lynch & Co., Inc.	133,320	10,888,244
Morgan Stanley	3,100	244,156
optionsXpress Holdings, Inc.^	117,775	2,772,423
UBS AG (Registered)	68,455	4,068,281
Waddell & Reed Financial, Inc.	15,900	370,788

		40,495,297

Commercial Banks (2.7%)
BB&T Corp.	1,600	65,632
Comerica, Inc.	26,600	1,572,592
Fifth Third Bancorp	47,200	1,826,168
HSBC Holdings plc	259,400	4,508,418
KeyCorp	7,975	298,823
National City Corp.	49,200	1,832,700
SunTrust Banks, Inc.	21,500	1,785,360
U.S. Bancorp	62,900	2,199,613

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Wachovia Corp.	150,900	$8,307,045
Wells Fargo & Co.	32,200	1,108,646

		23,504,997

Consumer Finance (1.4%)
American Express Co.	172,445	9,725,898
SLM Corp.	63,340	2,590,606

		12,316,504

Diversified Financial Services (2.5%)
Bank of America Corp.	125,600	6,408,112
Citigroup, Inc.	191,950	9,854,713
JPMorgan Chase & Co.	101,800	4,925,084

		21,187,909

Insurance (3.9%)
ACE Ltd.	13,800	787,428
Aflac, Inc.	5,000	235,300
Allstate Corp.	7,900	474,474
Ambac Financial Group, Inc.	18,100	1,563,659
American International Group, Inc.	198,600	13,349,892
Aon Corp.	39,500	1,499,420
Chubb Corp.	30,800	1,591,436
Genworth Financial, Inc., Class A	48,400	1,691,096
Hartford Financial Services Group, Inc.	15,500	1,481,490
MBIA, Inc.^	22,400	1,466,976
MetLife, Inc.	34,650	2,188,148
Old Republic International Corp.	53,500	1,183,420
PartnerReinsurance Ltd.^	900	61,686
Prudential Financial, Inc.	7,600	685,976
RenaissanceReinsurance Holdings Ltd.	11,800	591,652
Torchmark Corp.	16,100	1,055,999
Travelers Cos Inc/The	37,299	1,930,969
Unum Group	39,300	905,079
XL Capital Ltd., Class A	17,800	1,245,288

		33,989,388

Thrifts & Mortgage Finance (3.1%)
Astoria Financial Corp.^	8,250	219,367
Countrywide Financial Corp.	45,400	1,527,256
Fannie Mae	189,810	10,359,830
Freddie Mac	192,766	11,467,649
MGIC Investment Corp.	23,300	1,372,836
Washington Mutual, Inc.	47,300	1,909,974

		26,856,912

Total Financials		158,351,007

Health Care (13.7%)
Biotechnology (3.2%)
Amgen, Inc.*	140,950	7,876,286
Celgene Corp.*	81,440	4,272,342
Genentech, Inc.*	65,625	5,389,125
Gilead Sciences, Inc.*	93,060	7,119,090
OSI Pharmaceuticals, Inc.*^	90,040	2,971,320

		27,628,163

Health Care Equipment & Supplies (0.9%)
Alcon, Inc.	16,005	2,109,779
Cytyc Corp.*	171,984	5,883,573

		7,993,352

Health Care Providers & Services (3.6%)
AmerisourceBergen Corp.	32,600	1,719,650
Cardinal Health, Inc.	15,900	1,159,905
Coventry Health Care, Inc.*	150,025	8,408,901
McKesson Corp.	28,100	1,644,974
UnitedHealth Group, Inc.	160,465	8,499,831
WellPoint, Inc.*	117,950	9,565,745

		30,999,006

Health Care Technology (0.6%)
Eclipsys Corp.*^	257,324	4,958,633

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific, Inc.*	95,600	4,469,300

Pharmaceuticals (4.9%)
Abbott Laboratories	6,300	351,540
Eli Lilly & Co.	47,900	2,572,709
Johnson & Johnson	146,710	8,840,745
Merck & Co., Inc.	74,700	3,299,499
Novartis AG (ADR)	64,015	3,497,140
Pfizer, Inc.	379,990	9,598,547
Sanofi-Aventis (ADR)	81,630	3,551,721
Schering-Plough Corp.	90,200	2,301,002
Teva Pharmaceutical Industries Ltd. (ADR)	195,400	7,313,822
Wyeth	21,300	1,065,639

		42,392,364

Total Health Care		118,440,818

Industrials (8.3%)
Aerospace & Defense (1.2%)
Boeing Co.	81,065	7,207,489
General Dynamics Corp.	6,400	488,960
Lockheed Martin Corp.	11,800	1,144,836
Northrop Grumman Corp.	21,700	1,610,574

		10,451,859

Air Freight & Logistics (0.3%)
FedEx Corp.	26,110	2,804,997
United Parcel Service, Inc., Class B	600	42,060

		2,847,057

Airlines (0.7%)
JetBlue Airways Corp.*^	489,000	5,628,390

Building Products (0.0%)
Masco Corp.	7,000	191,800

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	20,500	1,317,330

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	10,450	470,146
Emerson Electric Co.	31,600	1,361,644

		1,831,790

Industrial Conglomerates (3.7%)
General Electric Co.	820,130	28,999,797
Textron, Inc.	8,700	781,260
Tyco International Ltd.	80,500	2,539,775

		32,320,832

Machinery (0.6%)
Cummins, Inc.	11,100	1,606,392
Eaton Corp.	19,250	1,608,530
Ingersoll-Rand Co., Ltd., Class A	20,000	867,400
SPX Corp.	14,000	982,800

		5,065,122

Road & Rail (1.4%)
CSX Corp.	17,800	712,890
Hertz Global Holdings, Inc.*	496,350	11,763,495

		12,476,385

Total Industrials		72,130,565

Information Technology (18.8%)
Communications Equipment (4.1%)
Cisco Systems, Inc.*	174,200	4,447,326
Corning, Inc.*	260,415	5,921,837
Motorola, Inc.	505,450	8,931,302
Nokia Oyj (ADR)*	59,100	1,354,572
QUALCOMM, Inc.	312,375	13,325,917
Research In Motion Ltd.*	13,620	1,858,994

		35,839,948

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (4.7%)
Apple Inc.*	124,910	$11,605,388
Dell, Inc.*	173,750	4,032,737
EMC Corp.*	354,080	4,904,008
Hewlett-Packard Co.	355,970	14,288,636
International Business Machines Corp.	45,400	4,279,404
Lexmark International, Inc., Class A*	22,700	1,327,042

		40,437,215

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	15,000	566,250
Avnet, Inc.*	25,500	921,570
Celestica, Inc.*^	39,900	244,587
Flextronics International Ltd.*	111,500	1,219,810
Ingram Micro, Inc., Class A*	16,000	308,960
Sanmina-SCI Corp.*	46,300	167,606
Solectron Corp.*	154,400	486,360
Tech Data Corp.*	17,600	630,256

		4,545,399

Internet Software & Services (2.7%)
Google, Inc., Class A*	32,626	14,947,928
Yahoo!, Inc.*	282,050	8,825,345

		23,773,273

IT Services (0.5%)
Accenture Ltd., Class A	39,000	1,503,060
Ceridian Corp.*	25,400	884,936
Electronic Data Systems Corp.	53,800	1,489,184

		3,877,180

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*^	170,335	2,224,575
Intel Corp.	116,700	2,232,471
MEMC Electronic Materials, Inc.*	130,137	7,883,700
Samsung Electronics Co., Ltd. (GDR)§	26,118	7,816,519
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	126,200	1,356,650
Texas Instruments, Inc.	207,380	6,242,138

		27,756,053

Software (3.1%)
Adobe Systems, Inc.*	59,850	2,495,745
Microsoft Corp.	529,950	14,769,706
Oracle Corp.*.	426,350	7,729,726
SAP AG (Sponsored ADR)^	43,840	1,957,456

		26,952,633

Total Information Technology		163,181,701

Materials (5.0%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	89,400	6,605,766
Ashland, Inc.	6,600	432,960
Dow Chemical Co.	46,500	2,132,490
E.I. du Pont de Nemours & Co.	39,700	1,962,371
Hercules, Inc.*	30,500	595,970
Lubrizol Corp.	22,800	1,174,884
PPG Industries, Inc.	16,300	1,146,053

		14,050,494

Containers & Packaging (0.4%)
Bemis Co., Inc.	7,200	240,408
Crown Holdings, Inc.*	39,800	973,508
Owens-Illinois, Inc.*	54,400	1,401,888
Sonoco Products Co.	25,000	939,500

		3,555,304

Metals & Mining (3.0%)
Alcoa, Inc.	329,100	11,156,490
Arcelor Mittal, Class A (N.Y. Shares)^	32,000	1,692,480
Freeport-McMoRan Copper & Gold, Inc.	93,300	6,175,527
Southern Copper Corp.^	94,900	6,800,534

		25,825,031

Total Materials		43,430,829

Telecommunication Services (5.0%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	100,800	3,974,544
Chunghwa Telecom Co., Ltd. (ADR)	314,582	6,266,474
Embarq Corp.	15,400	867,790
Level 3 Communications, Inc.*^	1,151,100	7,021,710
Verizon Communications, Inc.	98,800	3,746,496

		21,877,014

Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A*	12,000	467,400
China Mobile Ltd.	614,500	5,587,793
Crown Castle International Corp.*	205,700	6,609,141
NII Holdings, Inc.*	85,115	6,313,831
Sprint Nextel Corp.	129,100	2,447,736

		21,425,901

Total Telecommunication Services		43,302,915

Utilities (1.5%)
Electric Utilities (1.4%)
Entergy Corp.	106,300	11,152,996
Pinnacle West Capital Corp.	20,300	979,475

		12,132,471

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	4,625	402,144

Total Utilities		12,534,615

Total Common Stocks (96.4%) (Cost $752,967,063)		835,281,064

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.0%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	$163,708	163,708
Aegis Finance LLC
5.31%, 4/19/07	1,704,079	1,704,079
Banesto S.A./Madrid
5.33%, 4/19/07	891,603	891,603
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)	14,071,842	14,071,842
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	891,603	891,603
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	1,242,691	1,242,691
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	1,711,877	1,711,877
Citigroup Funding, Inc.
5.36%, 4/4/07	1,781,350	1,781,350
5.36%, 3/16/09 (l)	891,603	891,603
Comerica Bank
5.35%, 3/16/09 (l)	356,598	356,598
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	713,276	713,276
Corp. Andina de Fomento
5.31%, 4/12/07	1,414,266	1,414,266
Credit Industriel et Commercial
5.33%, 4/18/07	891,614	891,614
5.33%, 4/25/07	893,048	893,048

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Crown Point Capital Co.
5.29%, 4/5/07	$1,775,113	$1,775,113
DekaBank Deutsche
5.38%, 4/30/08 (l)	927,267	927,267
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	891,603	891,603
Fenway Funding LLC
5.35%, 6/18/07	1,583,700	1,583,700
5.35%, 6/27/07	1,006,924	1,006,924
Fifth Third Bancorp
5.32%, 4/30/08 (l)	106,991	106,991
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	392,305	392,305
5.56%, 4/30/08 (l)	713,282	713,282
5.41%, 3/27/09 (l)	891,603	891,603
Hartford Life, Inc.
5.45%, 3/28/08 (l)	285,313	285,313
HSBC Finance Corp.
5.33%, 4/9/07	1,419,633	1,419,633
5.32%, 4/11/07	1,774,296	1,774,296
5.32%, 4/12/07	1,596,631	1,596,631
Kommunalkredit International Bank
5.34%, 4/6/07	1,759,451	1,759,451
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	124,824	124,824
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	891,603	891,603
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	606,290	606,290
5.34%, 4/23/07	713,282	713,282
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	891,603	891,603
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	891,603	891,603
5.37%, 1/28/08 (l)	1,069,923	1,069,923
National Bank of Canada
5.42%, 4/2/07	2,853,127	2,853,127
New York Life Insurance Co.
5.41%, 6/29/07 (l)	891,603	891,603
Norinchukin Bank N.Y.
5.34%, 4/9/07	1,604,885	1,604,885
5.33%, 4/16/07	891,603	891,603
5.32%, 6/5/07	1,783,205	1,783,205
Park Sienna LLC
5.32%, 5/10/07	882,988	882,988
Raiffeisen Zentralbank
5.31%, 4/19/07	1,775,870	1,775,870
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	1,350,993	1,350,993
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	694,941	694,941

Total Short-Term Investments of Cash Collateral for Securities Loaned		60,661,613

Time Deposit (3.8%)
JPMorgan Chase Nassau
4.79%, 4/2/07	33,258,345	33,258,345

Total Short-Term Investments (10.8%) (Amortized Cost $93,919,958)		93,919,958

Total Investments (107.2%) (Cost/Amortized Cost $846,887,021)		929,201,022
Other Assets Less Liabilities (-7.2%)		(62,282,675)

Net Assets (100%)		$866,918,347

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $7,816,519 or 0.90% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.
(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$162,350,181
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$106,063,067

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,303,993
Aggregate gross unrealized depreciation	(12,839,291)

Net unrealized appreciation	$80,464,702

Federal income tax cost of investments	$848,736,320

At March 31, 2007, the Portfolio had loaned securities with a total value of $59,142,039.This was secured by collateral of $60,661,613 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Hotels, Restaurants & Leisure (2.8%)
International Game Technology	64,200	$2,592,396
Marriott International, Inc., Class A^	74,100	3,627,936
Starbucks Corp.*	41,400	1,298,304
Starwood Hotels & Resorts Worldwide, Inc.	31,000	2,010,350
Wynn Resorts Ltd.	9,000	853,740

		10,382,726

Household Durables (1.3%)
Harman International Industries, Inc.	17,600	1,691,008
Pulte Homes, Inc.^	113,650	3,007,179

		4,698,187

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*^	230,385	9,167,019

Media (1.8%)
Comcast Corp., Class A*	88,100	2,286,195
EchoStar Communications Corp., Class A*	32,700	1,420,161
Walt Disney Co.	55,400	1,907,422
XM Satellite Radio Holdings, Inc., Class A*	100,800	1,302,336

		6,916,114

Multiline Retail (2.1%)
J.C. Penney Co., Inc.	34,900	2,867,384
Kohl's Corp.*	36,100	2,765,621
Target Corp.	41,100	2,435,586

		8,068,591

Specialty Retail (0.8%)
Bed Bath & Beyond, Inc.*	45,500	1,827,735
Lowe's Cos., Inc.	36,600	1,152,534

		2,980,269

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.*	57,600	2,882,880
Polo Ralph Lauren Corp.	20,700	1,824,705

		4,707,585

Total Consumer Discretionary		46,920,491

Consumer Staples (4.9%)
Beverages (0.9%)
PepsiCo, Inc.	51,400	3,266,984

Food & Staples Retailing (2.2%)
CVS/Caremark Corp.	45,108	1,539,987
Wal-Mart Stores, Inc.	25,000	1,173,750
Walgreen Co.	124,770	5,725,695

		8,439,432

Household Products (1.8%)
Clorox Co.	24,600	1,566,774
Colgate-Palmolive Co.	29,000	1,936,910
Procter & Gamble Co.	53,400	3,372,744

		6,876,428

Total Consumer Staples		18,582,844

Energy (4.5%)
Energy Equipment & Services (4.2%)
Schlumberger Ltd.	188,275	13,009,802
Transocean, Inc.*	16,800	1,372,560
Weatherford International Ltd.*^	29,200	1,316,920

		15,699,282

Oil, Gas & Consumable Fuels (0.3%)
Canadian Natural Resources Ltd.	25,000	1,379,750

Total Energy		17,079,032

Financials (12.8%)
Capital Markets (4.3%)
E*Trade Financial Corp.*	88,500	1,877,970
Franklin Resources, Inc.	41,600	5,026,528
Goldman Sachs Group, Inc.	16,500	3,409,395
Morgan Stanley	30,400	2,394,304
State Street Corp.	51,800	3,354,050

		16,062,247

Commercial Banks (2.1%)
Commerce Bancorp, Inc./ New Jersey^	148,175	4,946,081
U.S. Bancorp.	38,600	1,349,842
Zions Bancorp.	19,300	1,631,236

		7,927,159

Consumer Finance (0.8%)
SLM Corp.	75,835	3,101,652

Diversified Financial Services (1.1%)
Chicago Mercantile Exchange Holdings, Inc., Class A	6,500	3,460,990
IntercontinentalExchange, Inc.*	5,800	708,818

		4,169,808

Insurance (3.0%)
American International Group, Inc.	29,600	1,989,712
MetLife, Inc.	28,300	1,787,145
Progressive Corp.	338,400	7,383,888

		11,160,745

Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp.	174,400	5,866,816

Total Financials		48,288,427

Health Care (18.3%)
Biotechnology (7.8%)
Amgen, Inc.*	69,445	3,880,587
Celgene Corp.*^	84,400	4,427,624
Cephalon, Inc.*	11,600	826,036
Genentech, Inc.*	119,520	9,814,982
Genzyme Corp.*	66,500	3,991,330
Gilead Sciences, Inc.*	85,900	6,571,350

		29,511,909

Health Care Equipment & Supplies (3.1%)
Medtronic, Inc.	72,100	3,537,226
St. Jude Medical, Inc.*	64,900	2,440,889
Stryker Corp.	21,700	1,439,144
Varian Medical Systems, Inc.*	74,700	3,562,443
Zimmer Holdings, Inc.*	7,875	672,604

		11,652,306

Health Care Providers & Services (3.3%)
Medco Health Solutions, Inc.*	21,800	1,581,154
UnitedHealth Group, Inc.	97,100	5,143,387
WellPoint, Inc.*	67,600	5,482,360

		12,206,901

Health Care Technology (0.7%)
Cerner Corp.*^	51,000	2,776,950

Pharmaceuticals (3.4%)
Abbott Laboratories	73,000	4,073,400
Johnson & Johnson	37,000	2,229,620
Merck & Co., Inc.	34,800	1,537,116
Novartis AG (ADR)	34,400	1,879,272
Schering-Plough Corp.	80,300	2,048,453
Sepracor, Inc.*	23,800	1,109,794

		12,877,655

Total Health Care		69,025,721

Industrials (9.3%)
Aerospace & Defense (1.7%)
Boeing Co.	39,700	3,529,727

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
United Technologies Corp.	44,700	$2,905,500

		6,435,227

Air Freight & Logistics (2.5%)
CH Robinson Worldwide, Inc.	68,440	3,268,010
Expeditors International of Washington, Inc.	110,000	4,545,200
FedEx Corp.	13,200	1,418,076

		9,231,286

Airlines (0.7%)
Southwest Airlines Co.	177,800	2,613,660

Industrial Conglomerates (3.7%)
General Electric Co.	396,000	14,002,560

Machinery (0.7%)
Danaher Corp.	38,600	2,757,970

Total Industrials		35,040,703

Information Technology (33.4%)
Communications Equipment (4.4%)
Juniper Networks, Inc.*	194,600	3,829,728
QUALCOMM, Inc.	303,365	12,941,551

		16,771,279

Computers & Peripherals (5.4%)
Apple Inc.*	62,600	5,816,166
Dell, Inc.*	84,450	1,960,085
EMC Corp./Massachusetts*	88,700	1,228,495
Hewlett-Packard Co.	62,800	2,520,792
Network Appliance, Inc.*	243,185	8,881,116

		20,406,654

Internet Software & Services (8.1%)
eBay, Inc.*	223,200	7,399,080
Google, Inc., Class A*	36,150	16,562,484
VeriSign, Inc.*	66,610	1,673,243
Yahoo!, Inc.*	151,875	4,752,169

		30,386,976

IT Services (2.0%)
Accenture Ltd., Class A	65,300	2,516,662
Automatic Data Processing, Inc.	40,200	1,747,695
Broadridge Financial Solutions, LLC*	1,050	20,685
Cognizant Technology Solutions Corp., Class A*	35,000	3,089,450

		7,374,492

Semiconductors & Semiconductor Equipment (5.8%)
Analog Devices, Inc.	64,500	2,224,605
Applied Materials, Inc.	129,200	2,366,944
Broadcom Corp., Class A*	100,300	3,216,621
Intel Corp.	186,400	3,565,832
Marvell Technology Group Ltd.*^	262,100	4,405,901
Maxim Integrated Products, Inc.	66,400	1,952,160
Texas Instruments, Inc.	44,100	1,327,410
Xilinx, Inc.	104,100	2,678,493

		21,737,966

Software (7.7%)
Adobe Systems, Inc.*	85,300	3,557,010
Autodesk, Inc.*	195,570	7,353,432
Electronic Arts, Inc.*	25,800	1,299,288
Microsoft Corp.	282,700	7,878,849
NAVTEQ Corp.*	22,500	776,250
Red Hat, Inc.*	50,200	1,151,086
Salesforce.com, Inc.*^	165,900	7,103,838

		29,119,753

Total Information Technology		125,797,120

Materials (1.3%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	17,300	1,278,297
Monsanto Co.	62,400	3,429,504

		4,707,801

Total Materials		4,707,801

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
American Tower Corp., Class A*	134,600	5,242,670

Total Telecommunication Services		5,242,670

Total Common Stocks (98.4%) (Cost $328,894,990)		370,684,809

	Principal Amount
SHORT-TERM INVESTMENTS
Short-Term Investments of Cash Collateral for Securities Loaned (7.6%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	$76,926	76,926
Aegis Finance LLC
5.31%, 4/19/07	800,742	800,742
Banesto S.A./Madrid
5.33%, 4/19/07	418,962	418,962
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)	6,612,318	6,612,318
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	418,962	418,962
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	583,937	583,937
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	804,406	804,406
Citigroup Funding, Inc.
5.36%, 4/4/07	837,050	837,050
5.36%, 3/16/09 (l)	418,962	418,962
Comerica Bank
5.35%, 3/16/09 (l)	167,564	167,564
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	335,167	335,167
Corp. Andina de Fomento
5.31%, 4/12/07	664,560	664,560
Credit Industriel et Commercial
5.33%, 4/18/07	418,967	418,967
5.33%, 4/25/07	419,641	419,641
Crown Point Capital Co.
5.29%, 4/5/07	834,120	834,120
DekaBank Deutsche
5.38%, 4/30/08 (l)	435,720	435,720
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	418,962	418,962
Fenway Funding LLC
5.35%, 6/18/07	744,176	744,176
5.35%, 6/27/07	473,151	473,151
Fifth Third Bancorp
5.32%, 4/30/08 (l)	50,275	50,275
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	184,343	184,343
5.56%, 4/30/08 (l)	335,169	335,169
5.41%, 3/27/09 (l)	418,962	418,962
Hartford Life, Inc.
5.45%, 3/28/08 (l)	134,068	134,068
HSBC Finance Corp.
5.33%, 4/9/07	667,082	667,082
5.32%, 4/11/07	833,736	833,736
5.32%, 4/12/07	750,252	750,252
Kommunalkredit International Bank
5.34%, 4/6/07	826,760	826,760

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	$58,655	$58,655
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	418,962	418,962
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	284,894	284,894
5.34%, 4/23/07	335,169	335,169
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	418,962	418,962
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	418,962	418,962
5.37%, 1/28/08 (l)	502,754	502,754
National Bank of Canada
5.42%, 4/2/07	1,340,676	1,340,676
New York Life Insurance Co.
5.41%, 6/29/07 (l)	418,962	418,962
Norinchukin Bank N.Y.
5.34%, 4/9/07	754,131	754,131
5.33%, 4/16/07	418,962	418,962
5.32%, 6/5/07	837,922	837,922
Park Sienna LLC
5.32%, 5/10/07	414,914	414,914
Raiffeisen Zentralbank
5.31%, 4/19/07	834,475	834,475
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	634,828	634,828
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	326,551	326,551

Total Short-Term Investments of Cash Collateral for Securities Loaned		28,504,719

Time Deposit (2.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	7,784,411	7,784,411

Total Short-Term Investments (9.6%) (Amortized Cost $36,289,130)		36,289,130

Total Investments (108.0%) (Cost/Amortized Cost $365,184,120)		406,973,939
Other Assets Less Liabilities (-8.0%)		(30,306,339)

Net Assets (100%)		$376,667,600

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$140,539,742
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	152,472,919

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,598,725
Aggregate gross unrealized depreciation	(10,933,672)

Net unrealized appreciation	$39,665,053

Federal income tax cost of investments	$367,308,886

At March 31, 2007, the Portfolio had loaned securities with a total value of $27,889,489. This was secured by collateral of $28,504,719 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $196 as brokerage commissions with Sanford C. Bernstein & Co., Inc, and $85 with Cowen and Company, affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.6%)
Autoliv, Inc.	46,400	$2,649,904
BorgWarner, Inc.	30,800	2,322,936
Johnson Controls, Inc.	30,620	2,897,264
Magna International, Inc., Class A	33,800	2,538,718

		10,408,822

Automobiles (0.4%)
DaimlerChrysler AG	43,100	3,526,011
Ford Motor Co.	470,800	3,714,612

		7,240,623

Hotels, Restaurants & Leisure (2.8%)
Intercontinental Hotels Group plc (ADR)	535,100	13,233,023
McDonald's Corp.	719,950	32,433,747
Royal Caribbean Cruises Ltd.	41,660	1,756,386

		47,423,156

Household Durables (0.3%)
Centex Corp.	29,400	1,228,332
KB Home	31,700	1,352,639
Lennar Corp., Class B	18,200	717,626
Toll Brothers, Inc.*^	59,660	1,633,491

		4,932,088

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	11,230	321,402

Media (2.6%)
CBS Corp., Class B	135,700	4,151,063
Comcast Corp., Class A*	18,300	474,885
New York Times Co., Class A^	58,260	1,369,693
Time Warner, Inc.	183,900	3,626,508
Tribune Co.	98,800	3,172,468
Viacom, Inc., Class B*	619,600	25,471,756
Walt Disney Co.	129,570	4,461,095
WPP Group plc	181,370	2,748,199

		45,475,667

Multiline Retail (2.4%)
Dollar Tree Stores, Inc.*	32,500	1,242,800
Family Dollar Stores, Inc.	86,200	2,553,244
Federated Department Stores, Inc.	286,220	12,894,211
Target Corp.	420,850	24,939,571

		41,629,826

Specialty Retail (0.5%)
Gap, Inc.	145,200	2,498,892
Limited Brands, Inc.	37,400	974,644
Office Depot, Inc.*	67,800	2,382,492
Sherwin-Williams Co.^	41,770	2,758,491

		8,614,519

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.*^	12,823	376,868
Jones Apparel Group, Inc.	62,900	1,932,917
Liz Claiborne, Inc.	29,700	1,272,645
NIKE, Inc., Class B	72,680	7,722,977
VF Corp.	38,700	3,197,394

		14,502,801

Total Consumer Discretionary		180,548,904

Consumer Staples (7.4%)
Beverages (1.9%)
Coca-Cola Co.	244,650	11,743,200
Coca-Cola Enterprises, Inc.	146,700	2,970,675
Diageo plc.	316,868	6,419,434
Molson Coors Brewing Co., Class B	37,900	3,586,098
Pepsi Bottling Group, Inc.	88,100	2,809,509
PepsiAmericas, Inc.	49,400	1,102,608
PepsiCo, Inc.	69,060	4,389,453

		33,020,977

Food & Staples Retailing (1.5%)
CVS/Caremark Corp.^	558,163	19,055,668
Safeway, Inc.	111,300	4,078,032
Wal-Mart Stores, Inc.	55,000	2,582,250

		25,715,950

Food Products (1.2%)
Kellogg Co.	174,340	8,966,306
Nestle S.A. (Registered)	14,614	5,691,541
Sara Lee Corp.	181,600	3,072,672
Tyson Foods, Inc., Class A	183,440	3,560,570

		21,291,089

Household Products (0.8%)
Clorox Co.	52,300	3,330,987
Procter & Gamble Co.	160,800	10,156,128

		13,487,115

Tobacco (2.0%)
Altria Group, Inc.	387,270	34,006,179
Altria Group, Inc. (When Issued)*	13,200	869,616

		34,875,795

Total Consumer Staples		128,390,926

Energy (12.0%)
Energy Equipment & Services (1.0%)
Noble Corp.^	27,240	2,143,243
Schlumberger Ltd.^	235,800	16,293,780

		18,437,023

Oil, Gas & Consumable Fuels (11.0%)
Apache Corp.	60,960	4,309,872
BP plc (ADR)	41,900	2,713,025
Chevron Corp.	261,909	19,370,790
ConocoPhillips	304,220	20,793,437
Consol Energy, Inc.	47,000	1,839,110
Devon Energy Corp.	89,450	6,191,729
EOG Resources, Inc.	53,960	3,849,506
Exxon Mobil Corp.	586,330	44,238,599
Hess Corp.	565,780	31,383,817
Marathon Oil Corp.	58,200	5,751,906
Occidental Petroleum Corp.	536,882	26,473,651
Royal Dutch Shell plc, (ADR)	78,840	5,227,092
Total S.A. (Sponsored ADR)	231,010	16,119,878
Valero Energy Corp	21,100	1,360,739

		189,623,151

Total Energy		208,060,174

Financials (27.1%)
Capital Markets (4.7%)
Bank of New York Co., Inc.	213,490	8,657,019
Franklin Resources, Inc.	31,900	3,854,477
Goldman Sachs Group, Inc.	70,320	14,530,222
Lehman Brothers Holdings, Inc.	57,600	4,036,032
Mellon Financial Corp.^	121,970	5,261,786
Merrill Lynch & Co., Inc.	73,600	6,010,912
Morgan Stanley.	365,250	28,767,090
UBS AG (Registered)	163,777	9,731,061

		80,848,599

Commercial Banks (3.4%)
BB&T Corp.	73,100	2,998,562
Comerica, Inc.	57,400	3,393,488
Fifth Third Bancorp	101,500	3,927,035
KeyCorp	100,400	3,761,988
National City Corp.	119,900	4,466,275
PNC Financial Services Group, Inc.	99,900	7,189,803
SunTrust Banks, Inc.	189,840	15,764,313

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Bancorp.	207,900	$7,270,263
Wachovia Corp.	84,700	4,662,735
Wells Fargo & Co.	141,900	4,885,617

		58,320,079

Consumer Finance (0.3%)
American Express Co.	102,890	5,802,996

Diversified Financial Services (7.3%)
Bank of America Corp.	812,503	41,453,903
Citigroup, Inc.	787,030	40,406,120
JPMorgan Chase & Co.	901,000	43,590,380

		125,450,403

Insurance (9.2%)
ACE Ltd.	44,400	2,533,464
Aflac, Inc.	83,450	3,927,157
Allstate Corp.	317,020	19,040,221
Ambac Financial Group, Inc.	13,600	1,174,904
American International Group, Inc.	603,550	40,570,631
Chubb Corp.	67,910	3,508,910
Cincinnati Financial Corp.	23,000	975,200
Fidelity National Financial, Inc.	127,700	3,066,077
Genworth Financial, Inc., Class A	284,350	9,935,189
Hartford Financial Services Group, Inc.	113,150	10,814,877
MBIA, Inc.	46,500	3,045,285
MetLife, Inc.	361,540	22,831,251
Old Republic International Corp.	131,400	2,906,568
Torchmark Corp.	48,100	3,154,879
Travelers Cos., Inc.	626,949	32,457,150

		159,941,763

Thrifts & Mortgage Finance (2.2%)
Astoria Financial Corp.	57,300	1,523,607
Countrywide Financial Corp.	126,700	4,262,188
Fannie Mae	298,260	16,279,031
Freddie Mac	116,320	6,919,877
MGIC Investment Corp.	48,600	2,863,512
Washington Mutual, Inc.	144,100	5,818,758

		37,666,973

Total Financials		468,030,813

Health Care (8.7%)
Health Care Equipment & Supplies (0.8%)
Hospira, Inc.*	347,500	14,212,750

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	67,000	3,534,250
Cardinal Health, Inc.	24,000	1,750,800
UnitedHealth Group, Inc.	54,640	2,894,281
WellPoint, Inc.*	76,800	6,228,480

		14,407,811

Pharmaceuticals (7.0%)
Abbott Laboratories	41,720	2,327,976
Eli Lilly & Co.	515,840	27,705,767
Johnson & Johnson	246,290	14,841,435
Merck & Co., Inc.	325,520	14,378,218
Novartis AG (ADR)	583,300	31,865,679
Pfizer, Inc	690,900	17,452,134
Schering-Plough Corp.	114,100	2,910,691
Wyeth	193,430	9,677,303

		121,159,203

Total Health Care		149,779,764

Industrials (9.9%)
Aerospace & Defense (3.0%)
General Dynamics Corp.	58,500	4,469,400
Lockheed Martin Corp.	221,910	21,529,708
Northrop Grumman Corp.	231,170	17,157,438
United Technologies Corp.	135,710	8,821,150

		51,977,696

Building Products (0.7%)
American Standard Cos., Inc.	56,000	2,969,120
Masco Corp.	341,140	9,347,236

		12,316,356

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	39,700	2,551,122

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	16,580	745,934
Rockwell Automation, Inc.	65,310	3,910,110

		4,656,044

Industrial Conglomerates (2.8%)
General Electric Co.	519,300	18,362,448
Textron, Inc.^	315,450	28,327,410
Tyco International Ltd.	65,400	2,063,370

		48,753,228

Machinery (1.0%)
Cummins, Inc.	17,100	2,474,712
Deere & Co.	81,590	8,863,938
Eaton Corp.	61,540	5,142,282
Ingersoll-Rand Co., Ltd., Class A	13,000	563,810

		17,044,742

Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	82,100	6,603,303
Norfolk Southern Corp.^	459,720	23,261,832

		29,865,135

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	56,530	4,366,377

Total Industrials		171,530,700

Information Technology (6.7%)
Communications Equipment (1.3%)
Cisco Systems, Inc.*^	184,210	4,702,881
Motorola, Inc.	926,950	16,379,207
Nokia Oyj (ADR)*	69,300	1,588,356

		22,670,444

Computers & Peripherals (2.0%)
Dell, Inc.*	97,000	2,251,370
Hewlett-Packard Co.	640,540	25,711,275
International Business Machines Corp.	37,100	3,497,046
Lexmark International, Inc., Class A*	44,700	2,613,162

		34,072,853

Electronic Equipment & Instruments (1.2%)
Agilent Technologies, Inc.*^	389,650	13,127,308
Avnet, Inc.*	55,600	2,009,384
Celestica, Inc.*	115,000	704,950
Flextronics International Ltd.*	221,200	2,419,928
Sanmina-SCI Corp.*	310,100	1,122,562
Solectron Corp.*	527,100	1,660,365

		21,044,497

IT Services (0.4%)
Accenture Ltd., Class A^	165,750	6,388,005
Electronic Data Systems Corp.	39,000	1,079,520

		7,467,525

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	324,890	6,215,146
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	191,900	2,062,925

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.^	366,900	$11,043,690

		19,321,761

Software (0.7%)
Microsoft Corp.	86,700	2,416,329
Oracle Corp.*	482,120	8,740,836

		11,157,165

Total Information Technology		115,734,245

Materials (7.0%)
Chemicals (4.6%)
Air Products & Chemicals, Inc.	55,870	4,128,234
Dow Chemical Co.	217,640	9,980,970
E.I. du Pont de Nemours & Co.	598,150	29,566,554
Imperial Chemical Industries plc (ADR)^	326,400	12,847,104
Nalco Holding Co.	34,440	823,116
PPG Industries, Inc.	163,650	11,506,232
Praxair, Inc.	67,260	4,234,690
Syngenta AG (Registered)*	35,760	6,842,118

		79,929,018

Containers & Packaging (1.3%)
Bemis Co., Inc.	58,300	1,946,637
Crown Holdings, Inc.*	93,700	2,291,902
Smurfit-Stone Container Corp.*^	85,880	967,009
Temple-Inland, Inc.^	280,650	16,766,031

		21,971,579

Metals & Mining (1.0%)
Arcelor Mittal, Class A (N.Y. Shares)	52,300	2,766,147
Rio Tinto plc (ADR)^	61,400	13,987,534

		16,753,681

Paper & Forest Products (0.1%)
Bowater, Inc.^	11,500	273,930
International Paper Co.	56,290	2,048,956

		2,322,886

Total Materials		120,977,164

Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.0%)
AT&T, Inc.	1,207,330	47,605,022
Embarq Corp	115,242	6,493,887
TELUS Corp. (Non-Voting)	19,120	954,261
Verizon Communications, Inc.	359,170	13,619,726

		68,672,896

Wireless Telecommunication Services (1.0%)
Sprint Nextel Corp.	638,580	12,107,477
Vodafone Group plc	1,872,617	4,993,215

		17,100,692

Total Telecommunication Services		85,773,588

Utilities (3.8%)
Electric Utilities (1.3%)
Allegheny Energy, Inc.*	57,400	2,820,636
American Electric Power Co., Inc.	90,700	4,421,625
Edison International, Inc.	61,500	3,021,495
Entergy Corp.	40,580	4,257,654
FPL Group, Inc.^	100,730	6,161,654
PPL Corp.	37,620	1,538,658

		22,221,722

Independent Power Producers & Energy Traders (0.4%)
TXU Corp.	95,360	6,112,576

Multi-Utilities (2.1%)
Ameren Corp.	64,400	3,239,320
Dominion Resources, Inc.^	360,350	31,988,270
Public Service Enterprise Group, Inc.	16,610	1,379,294

		36,606,884

Total Utilities		64,941,182

Total Common Stocks (98.0%) (Cost $1,547,887,847)		1,693,767,460

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
Cargill, Inc.
5.39%, 4/2/07 (n)(p)	$6,755,000	6,752,977
Fairway Finance Corp.
5.41%, 4/2/07 (n)(p)	338,000	337,899

Total Commercial Paper		7,090,876

Short-Term Investments of Cash Collateral for Securities Loaned (3.5%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	163,411	163,411
Aegis Finance LLC
5.31%, 4/19/07	1,700,982	1,700,982
Banesto S.A./Madrid
5.33%, 4/19/07	889,982	889,982
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)	14,046,272	14,046,272
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	889,982	889,982
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	1,240,433	1,240,433
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	1,708,766	1,708,766
Citigroup Funding, Inc.
5.36%, 4/4/07	1,778,113	1,778,113
5.36%, 3/16/09 (l)	889,982	889,982
Comerica Bank
5.35%, 3/16/09 (l)	355,950	355,950
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	711,980	711,980
Corp. Andina de Fomento
5.31%, 4/12/07	1,411,696	1,411,696
Credit Industriel et Commercial
5.33%, 4/18/07	889,993	889,993
5.33%, 4/25/07	891,425	891,425
Crown Point Capital Co.
5.29%, 4/5/07	1,771,887	1,771,887
DekaBank Deutsche
5.38%, 4/30/08 (l)	925,582	925,582
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	889,982	889,982
Fenway Funding LLC
5.35%, 6/18/07	1,580,822	1,580,822
5.35%, 6/27/07	1,005,094	1,005,094
Fifth Third Bancorp
5.32%, 4/30/08 (l)	106,797	106,797
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	391,592	391,592
5.41%, 3/27/09 (l)	889,982	889,982
5.56%, 4/30/08 (l)	711,986	711,986
Hartford Life, Inc.
5.45%, 3/28/08 (l)	284,794	284,794
HSBC Finance Corp.
5.32%, 4/11/07	1,771,072	1,771,072
5.32%, 4/12/07	1,593,729	1,593,729
5.33%, 4/9/07	1,417,054	1,417,054
Kommunalkredit International Bank
5.34%, 4/6/07	1,756,253	1,756,253

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	$124,598	$124,598
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	889,982	889,982
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	605,188	605,188
5.34%, 4/23/07	711,986	711,986
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	889,982	889,982
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	889,982	889,982
5.37%, 1/28/08 (l)	1,067,979	1,067,979
National Bank of Canada
5.42%, 4/2/07	2,847,945	2,847,945
New York Life Insurance Co.
5.41%, 6/29/07 (l)	889,982	889,982
Norinchukin Bank N.Y.
5.32%, 6/5/07	1,779,965	1,779,965
5.33%, 4/16/07	889,982	889,982
5.34%, 4/9/07	1,601,968	1,601,968
Park Sienna LLC
5.32%, 5/10/07	881,384	881,384
Raiffeisen Zentralbank
5.31%, 4/19/07	1,772,643	1,772,643
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	1,348,538	1,348,538
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	693,678	693,678

Total Short-Term Investments of Cash Collateral for Securities Loaned		60,551,375

Time Deposit (2.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	44,690,368	44,690,368

Total Short-Term Investments (6.5%) (Cost/Amortized Cost $112,333,681)		112,332,619

Total Investments (104.5%) (Cost/Amortized Cost $1,660,221,528)		1,806,100,079
Other Assets Less Liabilities (-4.5%)		(77,823,283)

Net Assets (100%)		$1,728,276,796

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$727,886,017
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	642,032,855

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,169,344
Aggregate gross unrealized depreciation	(19,496,775)

Net unrealized appreciation	$141,672,569

Federal income tax cost of investments	$1,664,427,510

At March 31, 2007, the Portfolio had loaned securities with a total value of $59,781,412. This was secured by collateral of $60,551,375 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $10,334 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.0%)
Auto Components (0.5%)
Drew Industries, Inc.*^	74,200	$2,128,056
Tenneco, Inc.*	55,500	1,413,030

		3,541,086

Automobiles (0.3%)
Force Protection, Inc.*†(b)	139,300	2,162,479

Distributors (0.6%)
LKQ Corp.*^	217,220	4,748,429

Diversified Consumer Services (1.8%)
ITT Educational Services, Inc.*	73,100	5,956,919
Jackson Hewitt Tax Service, Inc.	42,600	1,370,868
Strayer Education, Inc.^	44,600	5,575,000
Universal Technical Institute, Inc.*^	47,900	1,105,532

		14,008,319

Hotels, Restaurants & Leisure (6.1%)
BJ's Restaurants, Inc.*^	68,200	1,441,066
Chipotle Mexican Grill, Inc., Class A*^	24,230	1,504,683
Chipotle Mexican Grill, Inc., Class B*	43,100	2,473,940
Gaylord Entertainment Co.*	111,200	5,879,144
Hilton Hotels Corp.	9,000	323,640
International Game Technology	158,300	6,392,154
Marriott International, Inc., Class A	107,300	5,253,408
Orient-Express Hotels Ltd., Class A^	157,500	9,421,650
Panera Bread Co., Class A*^	159,000	9,390,540
Penn National Gaming, Inc.*	73,500	3,117,870
Red Lion Hotels Corp.*^	60,100	747,644
Scientific Games Corp., Class A*^	14,200	466,186

		46,411,925

Household Durables (1.8%)
D.R. Horton, Inc.	97,000	2,134,000
Garmin Ltd.^	5,300	286,995
Harman International Industries, Inc.	70,600	6,783,248
Lennar Corp., Class A	49,300	2,080,953
NVR, Inc.*	310	206,150
Pulte Homes, Inc	78,900	2,087,694

		13,579,040

Internet & Catalog Retail (0.7%)
Stamps.com, Inc.*^	37,600	540,312
VistaPrint Ltd.*^	130,700	5,005,810

		5,546,122

Leisure Equipment & Products (0.2%)
MarineMax, Inc.*^	85,600	1,984,208

Media (0.4%)
National CineMedia, Inc.*	112,000	2,990,400
XM Satellite Radio Holdings, Inc., Class A*	18,000	232,560

		3,222,960

Specialty Retail (6.1%)
Abercrombie & Fitch Co.	3,600	272,448
Advance Auto Parts, Inc.	7,200	277,560
Aeropostale, Inc.*^	164,300	6,609,789
Big 5 Sporting Goods Corp.	50,500	1,308,960
Christopher & Banks Corp.^	68,700	1,337,589
Coldwater Creek, Inc.*^	160,450	3,253,926
Cost Plus, Inc.*^	71,200	712,000
Dick's Sporting Goods, Inc.*	126,300	7,358,238
GameStop Corp., Class A*	387,760	12,629,343
Guitar Center, Inc.*^	39,600	1,786,752
J. Crew Group, Inc.*^.	23,600	948,012
Men's Wearhouse, Inc.	7,000	329,350
PetSmart, Inc.	172,900	5,698,784
Ross Stores, Inc.	8,100	278,640
Select Comfort Corp.*^	92,300	1,642,940
Tractor Supply Co.*^	36,900	1,900,350

		46,344,681

Textiles, Apparel & Luxury Goods (0.5%)
Under Armour, Inc., Class A*^	61,580	3,159,054
Wolverine World Wide, Inc.	14,680	419,408

		3,578,462

Total Consumer Discretionary		145,127,711

Consumer Staples (1.4%)
Food Products (0.3%)
Bunge Ltd.^	2,800	230,216
Hain Celestial Group, Inc.*	79,800	2,399,586

		2,629,802

Personal Products (1.1%)
Bare Escentuals, Inc.*	81,900	2,937,753
Herbalife Ltd.*	128,700	5,043,753

		7,981,506

Total Consumer Staples		10,611,308

Energy (8.2%)
Energy Equipment & Services (4.0%)
Cameron International Corp.*	67,300	4,225,767
Complete Production Services, Inc.*	101,500	2,020,865
Diamond Offshore Drilling, Inc.	30,900	2,501,355
FMC Technologies, Inc.*	21,800	1,520,768
Grant Prideco, Inc.*	167,200	8,333,248
National Oilwell Varco, Inc.*	87,219	6,784,766
Superior Energy Services, Inc.*^	149,700	5,160,159

		30,546,928

Oil, Gas & Consumable Fuels (4.2%)
Bill Barrett Corp.*^	185,800	6,021,778
Denbury Resources, Inc.*^	148,570	4,425,901
Helix Energy Solutions Group, Inc.*^	99,600	3,714,084
Mariner Energy, Inc.*	170,100	3,254,013
Newfield Exploration Co.*	86,000	3,587,060
Range Resources Corp.	62,100	2,074,140
Southwestern Energy Co.*^	135,840	5,566,723
U.S. BioEnergy Corp.*^	9,900	113,553
Ultra Petroleum Corp.*^	66,200	3,517,206

		32,274,458

Total Energy		62,821,386

Financials (10.0%)
Capital Markets (4.3%)
Affiliated Managers Group, Inc.*^	34,000	3,683,900
Ares Capital Corp.^	51,910	943,205
E*Trade Financial Corp.*	17,900	379,838
GFI Group, Inc.*^	4,900	333,053
Greenhill & Co., Inc.^	48,100	2,952,859
Kohlberg Capital Corp.*	95,300	1,524,800
Lazard Ltd., Class A	207,330	10,403,819
Legg Mason, Inc.	70,100	6,604,121
Nuveen Investments, Inc., Class A	7,900	373,670
optionsXpress Holdings, Inc.	216,370	5,093,350
SEI Investments Co.	4,900	295,127

		32,587,742

Commercial Banks (1.3%)
East West Bancorp, Inc.^	52,200	1,919,394

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
First State Bancorp/New Mexico^	28,546	$643,712
Signature Bank/New York*^	46,621	1,517,047
UCBH Holdings, Inc.^	87,800	1,634,836
UMB Financial Corp.^	15,900	600,384
Western Alliance Bancorp*^	50,600	1,570,624
Whitney Holding Corp.	57,358	1,754,008

		9,640,005

Diversified Financial Services (1.3%)
Financial Federal Corp.^	35,200	926,464
Nasdaq Stock Market, Inc.*	182,800	5,376,148
NewStar Financial, Inc.*^	120,600	2,021,256
Primus Guaranty Ltd.*^	130,000	1,599,000

		9,922,868

Insurance (0.9%)
Ambac Financial Group, Inc.	65,700	5,675,823
National Financial Partners Corp.^	31,200	1,463,592

		7,139,415

Real Estate Investment Trusts (REITs) (0.8%)
CapitalSource, Inc. (REIT)^	78,574	1,974,565
FelCor Lodging Trust, Inc. (REIT)	86,800	2,254,196
LaSalle Hotel Properties (REIT)	34,400	1,594,784

		5,823,545

Real Estate Management & Development (0.9%)
CB Richard Ellis Group, Inc., Class A*	190,625	6,515,562
Jones Lang LaSalle, Inc.	3,200	333,696

		6,849,258

Thrifts & Mortgage Finance (0.5%)
BankUnited Financial Corp., Class A^	36,900	782,649
Clayton Holdings, Inc.*^	220,471	3,382,025

		4,164,674

Total Financials		76,127,507

Health Care (15.6%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*^	62,900	2,719,796
Angiotech Pharmaceuticals, Inc.*^	230,400	1,262,592
BioMarin Pharmaceuticals, Inc.*	134,500	2,321,470
Celgene Corp.*	114,800	6,022,408
Coley Pharmaceutical Group, Inc.*^	92,800	889,024
Digene Corp.*	2,100	89,061
Keryx Biopharmaceuticals, Inc.*^	99,300	1,044,636
MannKind Corp.*^	400	5,720
Myriad Genetics, Inc.*^	63,800	2,198,548
Onyx Pharmaceuticals, Inc.*^	5,800	144,072
Panacos Pharmaceuticals, Inc.*^	45,500	210,665
PDL BioPharma, Inc.*^	214,300	4,650,310

		21,558,302

Health Care Equipment & Supplies (3.6%)
American Medical Systems Holdings, Inc.*^	128,500	2,720,345
ArthroCare Corp.*^	59,500	2,144,380
C.R. Bard, Inc.	54,740	4,352,377
Cytyc Corp.*	10,800	369,468
DexCom, Inc.*^	134,500	1,057,170
Gen-Probe, Inc.*	52,185	2,456,870
Hologic, Inc.*^	49,800	2,870,472
Intuitive Surgical, Inc.*^	3,000	364,710
Kyphon, Inc.*^	102,600	4,631,364
Meridian Bioscience, Inc.^	130,100	3,611,576
ResMed, Inc.*	40,450	2,037,467
Stereotaxis, Inc.*^	7,700	91,630
Varian Medical Systems, Inc.*	10,700	510,283

		27,218,112

Health Care Providers & Services (4.1%)
Community Health Systems, Inc.*	3,215	113,329
Coventry Health Care, Inc.*	6,500	364,325
Express Scripts, Inc.*	4,000	322,880
HealthExtras, Inc.*^	95,500	2,748,490
Healthways, Inc.*^	34,300	1,603,525
Henry Schein, Inc.*	140,600	7,758,308
Psychiatric Solutions, Inc.*^	247,826	9,989,866
VCA Antech, Inc.*^	151,600	5,504,596
WellCare Health Plans, Inc.*	31,208	2,660,482

		31,065,801

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*^	109,800	2,943,738
Cerner Corp.*^	3,200	174,240
Emdeon Corp.*	7,000	105,910
TriZetto Group, Inc.*^	312,300	6,249,123

		9,473,011

Life Sciences Tools & Services (2.7%)
Advanced Magnetics, Inc.*^	36,600	2,205,882
Covance, Inc.*	41,800	2,480,412
ICON plc (ADR)*	96,300	4,102,380
Nektar Therapeutics*^	173,800	2,269,828
Parexel International Corp.*	75,100	2,701,347
Pharmaceutical Product Development, Inc.	11,000	370,590
Varian, Inc.*	54,800	3,192,648
Ventana Medical Systems, Inc.*^	67,000	2,807,300
Waters Corp.*	6,400	371,200

		20,501,587

Pharmaceuticals (1.2%)
Adams Respiratory Therapeutics, Inc.*^	71,300	2,397,819
Adolor Corp.*^	207,200	1,813,000
Cadence Pharmaceuticals, Inc.*^	60,200	890,960
Endo Pharmaceuticals Holdings, Inc.*	13,100	385,140
Impax Laboratories, Inc.*	102,300	1,045,506
Medicines Co.*	63,200	1,585,056
Mylan Laboratories, Inc.	9,400	198,716
Penwest Pharmaceuticals Co.*^	91,700	924,336

		9,240,533

Total Health Care		119,057,346

Industrials (14.4%)
Aerospace & Defense (2.0%)
Argon ST, Inc.*^	98,554	2,607,739
Empresa Brasileira de Aeronautica S.A. (ADR)^	13,600	623,696
Hexcel Corp.*^	195,500	3,880,675
Precision Castparts Corp.	71,900	7,481,195
Rockwell Collins, Inc.	4,223	282,645
Spirit Aerosystems Holdings, Inc., Class A*	7,200	229,320

		15,105,270

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	7,900	377,225
Expeditors International of Washington, Inc.	6,600	272,712
UTi Worldwide, Inc.^	233,634	5,742,724

		6,392,661

Airlines (0.2%)
JetBlue Airways Corp.*^	95,800	1,102,658

Commercial Services & Supplies (5.2%)
American Reprographics Co.*^	81,900	2,521,701
Corporate Executive Board Co.	13,900	1,055,844
CoStar Group, Inc.*^	26,300	1,175,084

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Herman Miller, Inc.	7,600	$254,524
Huron Consulting Group, Inc.*	14,600	888,264
Innerworkings, Inc.*^	213,800	2,522,840
Kenexa Corp.*^	87,700	2,730,101
Knoll, Inc.	179,300	4,272,719
LECG Corp.*^.	104,500	1,513,160
Monster Worldwide, Inc.*.	108,550	5,142,013
Resources Connection, Inc.*^	190,300	6,087,697
Robert Half International, Inc.	10,400	384,904
Stericycle, Inc.*^	136,700	11,141,050

		39,689,901

Construction & Engineering (1.1%)
Fluor Corp.	62,400	5,598,528
Granite Construction, Inc.	55,060	3,042,616

		8,641,144

Electrical Equipment (1.0%)
Ametek, Inc.	120,550	4,163,797
Baldor Electric Co.^	97,400	3,675,876

		7,839,673

Machinery (2.6%)
Flowserve Corp.	38,300	2,190,377
IDEX Corp.^	74,450	3,788,016
Joy Global, Inc.	102,100	4,380,090
Lincoln Electric Holdings, Inc.	65,700	3,913,092
Manitowoc Co., Inc.	28,100	1,785,193
Terex Corp.*	4,200	301,392
Trinity Industries, Inc.	16,700	700,064
Watts Water Technologies, Inc., Class A^	74,800	2,844,644

		19,902,868

Road & Rail (0.3%)
JB Hunt Transport Services, Inc.	7,800	204,672
Knight Transportation, Inc.^	92,750	1,652,805

		1,857,477

Trading Companies & Distributors (1.2%)
Beacon Roofing Supply, Inc.*^	50,150	811,427
Fastenal Co.^	69,600	2,439,480
Houston Wire & Cable Co.*^	84,200	2,359,284
MSC Industrial Direct Co.	61,400	2,866,152
WESCO International, Inc.*	6,900	433,182

		8,909,525

Total Industrials		109,441,177

Information Technology (22.5%)
Communications Equipment (2.1%)
Arris Group, Inc.*	137,130	1,930,791
Ciena Corp.*	83,297	2,328,151
F5 Networks, Inc.*	53,700	3,580,716
Foundry Networks, Inc.*	77,800	1,055,746
Harris Corp.	16,700	850,865
Ixia*^	249,200	2,317,560
Juniper Networks, Inc.*	19,300	379,824
NETGEAR, Inc.*^	2,500	71,325
OpNext, Inc.*	54,400	804,576
ViaSat, Inc.*^	94,100	3,102,477

		16,422,031

Computers & Peripherals (2.0%)
Logitech International S.A. (Registered)*^	13,500	375,705
Network Appliance, Inc.*	105,000	3,834,600
QLogic Corp.*	234,600	3,988,200
Rackable Systems, Inc.*^	97,000	1,646,090
Super Micro Computer, Inc.*	74,700	671,553
Synaptics, Inc.*^	113,600	2,905,888
Xyratex Ltd.*	76,800	1,833,216

		15,255,252

Electronic Equipment & Instruments (2.2%)
Amphenol Corp., Class A	59,510	3,842,561
Flir Systems, Inc.*^	114,600	4,087,782
Jabil Circuit, Inc.	6,100	130,601
Mettler-Toledo International, Inc.*	4,800	429,936
National Instruments Corp.	65,050	1,706,261
Tektronix, Inc.	92,100	2,593,536
Trimble Navigation Ltd.*	137,400	3,687,816

		16,478,493

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	8,100	404,352
aQuantive, Inc.*^	113,050	3,155,225
Ariba, Inc.*^	112,000	1,052,800
Digital River, Inc.*	75,400	4,165,850
Entrust, Inc.*	271,800	1,095,354
Equinix, Inc.*^	47,300	4,050,299
Internap Network Services Corp.*^	142,600	2,245,950
Marchex, Inc., Class B^	138,000	2,114,160
Omniture, Inc.*^	2,800	51,044
ValueClick, Inc.*^	77,700	2,030,301
Vocus, Inc.*^	500	10,065

		20,375,400

IT Services (3.7%)
Alliance Data Systems Corp.*	61,300	3,777,306
BearingPoint, Inc.*^	217,300	1,664,518
Cognizant Technology Solutions Corp., Class A*	56,700	5,004,909
Global Cash Access Holdings, Inc.*	147,800	2,466,782
Global Payments, Inc.	12,900	439,374
Heartland Payment Systems, Inc.^	55,000	1,300,200
Iron Mountain, Inc.*	135,885	3,550,675
RightNow Technologies, Inc.*^	100,900	1,652,742
Sapient Corp.*^	534,500	3,666,670
VeriFone Holdings, Inc.*^	132,000	4,848,360

		28,371,536

Semiconductors & Semiconductor Equipment (6.0%)
Atheros Communications, Inc.*^	98,500	2,357,105
Exar Corp.*^	161,700	2,140,908
FormFactor, Inc.*	52,700	2,358,325
Hittite Microwave Corp.*^	115,500	4,639,635
Integrated Device Technology, Inc.*	137,500	2,120,250
International Rectifier Corp.*	43,000	1,643,030
Intersil Corp., Class A	35,300	935,097
Lam Research Corp.*	8,550	404,757
Microchip Technology, Inc.	15,000	532,950
Microsemi Corp.*^	180,400	3,754,124
Microtune, Inc.*^	226,100	931,532
Netlogic Microsystems, Inc.*^	114,800	3,055,976
NVIDIA Corp.*	121,800	3,505,404
ON Semiconductor Corp.*^	456,100	4,068,412
Power Integrations, Inc.*^	154,300	3,494,895
Silicon Laboratories, Inc.*	93,300	2,791,536
Varian Semiconductor Equipment Associates, Inc.*	74,950	4,000,831
Xilinx, Inc.	117,770	3,030,222

		45,764,989

Software (3.8%)
Activision, Inc.*	439,053	8,315,664
Commvault Systems, Inc.*^	97,400	1,577,880
FactSet Research Systems, Inc.	5,100	320,535
Micros Systems, Inc.*	37,700	2,035,423
Nuance Communications, Inc.*^	156,300	2,392,953
Parametric Technology Corp.*	158,300	3,021,947
Quest Software, Inc.*	361,400	5,879,978
Salesforce.com, Inc.*	2,100	89,922
THQ, Inc.*	56,100	1,918,059

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
TIBCO Software, Inc.*	333,050	$2,837,586
VA Software Corp.*	178,700	720,161

		29,110,108

Total Information Technology		171,777,809

Materials (2.2%)
Chemicals (0.7%)
Cabot Corp.	30,283	1,445,408
FMC Corp.	28,300	2,134,669
Minerals Technologies, Inc.	23,500	1,460,760

		5,040,837

Construction Materials (1.1%)
Headwaters, Inc.*^	61,400	1,341,590
Martin Marietta Materials, Inc.	52,200	7,057,440

		8,399,030

Metals & Mining (0.4%)
RTI International Metals, Inc.*^	32,000	2,912,320

Total Materials		16,352,187

Telecommunication Services (4.4%)
Diversified Telecommunication Services (1.4%)
NeuStar, Inc., Class A*	10,100	287,244
Time Warner Telecom, Inc., Class A*^	499,524	10,375,113

		10,662,357

Wireless Telecommunication Services (3.0%)
American Tower Corp., Class A*	209,600	8,163,920
Clearwire Corp., Class A*^	7,500	153,525
Crown Castle International Corp.*	10,300	330,939
NII Holdings, Inc.*	146,400	10,859,952
SBA Communications Corp., Class A*	112,800	3,333,240

		22,841,576

Total Telecommunication Services		33,503,933

Total Common Stocks (97.7%) (Cost $633,812,604)		744,820,364

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.9%)
Federal Home Loan Bank
4.97%, 4/2/07 (p)	$6,905,000	6,903,093

Short-Term Investments of Cash Collateral for Securities Loaned (28.1%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	577,565	577,565
Aegis Finance LLC
5.31%, 4/19/07	6,012,014	6,012,014
Banesto S.A./Madrid
5.33%, 4/19/07	3,145,586	3,145,586
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)	49,645,657	49,645,657
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	3,145,586	3,145,586
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	4,384,232	4,384,232
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	6,039,526	6,039,526
Citigroup Funding, Inc.
5.36%, 4/4/07	6,284,628	6,284,628
5.36%, 3/16/09 (l)	3,145,586	3,145,586
Comerica Bank
5.35%, 3/16/09 (l)	1,258,083	1,258,083
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	2,516,449	2,516,449
Corp. Andina de Fomento
5.31%, 4/12/07	4,989,551	4,989,551
Credit Industriel et Commercial
5.33%, 4/18/07	3,145,625	3,145,625
5.33%, 4/25/07	3,150,684	3,150,684
Crown Point Capital Co.
5.29%, 4/5/07	6,262,623	6,262,623
DekaBank Deutsche
5.38%, 4/30/08 (l)	3,271,410	3,271,410
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	3,145,586	3,145,586
Fenway Funding LLC
5.35%, 6/18/07	5,587,316	5,587,316
5.35%, 6/27/07	3,552,441	3,552,441
Fifth Third Bancorp
5.32%, 4/30/08 (l)	377,467	377,467
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	1,384,058	1,384,058
5.56%, 4/30/08 (l)	2,516,469	2,516,469
5.41%, 3/27/09 (l)	3,145,586	3,145,586
Hartford Life, Inc.
5.45%, 3/28/08 (l)	1,006,588	1,006,588
HSBC Finance Corp.
5.33%, 4/9/07	5,008,486	5,008,486
5.32%, 4/11/07	6,259,741	6,259,741
5.32%, 4/12/07	5,632,935	5,632,935
Kommunalkredit International Bank
5.34%, 4/6/07	6,207,365	6,207,365
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	440,382	440,382
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	3,145,586	3,145,586
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	3,145,586	3,145,586
Mizuho/London
5.34%, 4/10/07	2,138,999	2,138,999
5.34%, 4/23/07	2,516,469	2,516,469
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	3,145,586	3,145,586
5.37%, 1/28/08 (l)	3,774,704	3,774,704
National Bank of Canada
5.42%, 4/2/07	10,065,877	10,065,877
New York Life Insurance Co.
5.41%, 6/29/07 (l)	3,145,586	3,145,586
Norinchukin Bank N.Y.
5.34%, 4/9/07	5,662,055	5,662,055
5.33%, 4/16/07	3,145,586	3,145,586
5.32%, 6/5/07	6,291,173	6,291,173
Park Sienna LLC
5.32%, 5/10/07	3,115,195	3,115,195
Raiffeisen Zentralbank
5.31%, 4/19/07	6,265,293	6,265,293
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	4,766,321	4,766,321
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	2,451,760	2,451,760

Total Short-Term Investments of Cash Collateral for Securities Loaned		214,015,001

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (1.1%)
JPMorgan Chase Nassau 4.79%, 4/2/07	$8,845,847	$8,845,847

Total Short-Term Investments (30.1%) (Cost/Amortized Cost $ 229,764,894)		229,763,941

Total Investments (127.8%) (Cost/Amortized Cost $ 863,577,498)		974,584,305

Other Assets Less Liabilities (-27.8%)		(212,202,119)

Net Assets (100%)		$762,382,186

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $2,162,479 or 0.28% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$125,005,717
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	171,180,976

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,898,419
Aggregate gross unrealized depreciation	(23,891,612)

Net unrealized appreciation	$111,006,807

Federal income tax cost of investments	$863,577,498

At March 31, 2007, the Portfolio had loaned securities with a total value of $210,190,673. This was secured by collateral of $214,015,001 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $420 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (1.1%)
Aftermarket Technology Corp.*	$19,588	$475,597
American Axle & Manufacturing Holdings, Inc.^	112,400	3,074,140
Autoliv, Inc.	24,031	1,372,410
BorgWarner, Inc.	47,000	3,544,740
Spartan Motors, Inc.^	930	21,585
TRW Automotive
Holdings Corp.*	79,300	2,761,226

		11,249,698

Distributors (0.0%)
Coast Distribution System, Inc.	5,400	41,580
Source Interlink Cos., Inc.*^	46,600	312,686

		354,266

Diversified Consumer Services (0.8%)
Carriage Services, Inc.*^	8,780	71,030
CPI Corp.	200	10,502
Nobel Learning Communities, Inc.*	170	2,574
Regis Corp.	173,469	7,002,943
Service Corp. International	28,606	339,267
Stewart Enterprises, Inc., Class A^	139,459	1,124,040

		8,550,356

Hotels, Restaurants & Leisure (1.5%)
Benihana, Inc.*	30	848
Bob Evans Farms, Inc.	5,013	185,230
Brinker International, Inc.	38,685	1,264,999
Burger King Holdings, Inc.	8,710	188,136
Canterbury Park Holding Corp.	210	2,972
CBRL Group, Inc.	34,120	1,579,756
Cheesecake Factory, Inc.*^	264,400	7,046,260
Churchill Downs, Inc.	130	5,901
Frisch's Restaurants, Inc.^	3,000	112,500
ILX Resorts, Inc.	1,460	13,432
Interstate Hotels & Resorts, Inc.*	28,520	179,961
J. Alexander's Corp.	4,450	49,173
Jack in the Box, Inc.*	4,150	286,889
Marcus Corp.^	10,860	252,604
Mexican Restaurants, Inc.*	300	2,877
Nathan's Famous, Inc.*	4,000	60,000
O'Charley's, Inc.*	2,010	38,773
Red Lion Hotels Corp.*^	3,100	38,564
Ruby Tuesday, Inc.^	122,100	3,492,060
Silverleaf Resorts, Inc.*	41,466	192,402
Speedway Motorsports, Inc.	4,940	191,425
Steak n Shake Co.*^	2,220	37,229
WMS Industries, Inc.*^	1,150	45,126

		15,267,117

Household Durables (1.2%)
American Biltrite, Inc.*	1,618	15,064
Avatar Holdings, Inc.*^	6,068	433,498
Bassett Furniture Industries, Inc.^	24,947	367,220
Black & Decker Corp	25,200	2,056,824
Chromcraft Revington, Inc.*	9,630	92,641
Cobra Electronics Corp.	4	41
CSS Industries, Inc.	1,950	73,086
Ethan Allen Interiors, Inc.^	43,780	1,547,185
Hooker Furniture Corp.^	8,120	162,806
Kimball International, Inc., Class B^	101	1,947
La-Z-Boy, Inc.^.	39,300	486,534
Leggett & Platt, Inc.	141,600	3,210,072
Lifetime Brands, Inc.^	1,470	30,708
M.D.C. Holdings, Inc.^	21,000	1,009,470
Mity Enterprises, Inc.*	80	1,528
National Presto Industries, Inc.^	6,020	371,073
Newell Rubbermaid, Inc.	59,600	1,852,964
P&F Industries, Inc., Class A*	719	9,002
Skyline Corp.^	2,440	82,326
Stanley Works	3,460	191,546
Universal Electronics, Inc.*^	3,077	85,725
Virco Manufacturing Corp.*	650	4,387

		12,085,647

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	30,600	238,068
Collegiate Pacific, Inc.^	1,808	14,102
Systemax, Inc.^	15,194	284,584

		536,754

Leisure Equipment & Products (0.1%)
Arctic Cat, Inc.^	16,645	324,411
GameTech International, Inc.*^	6,535	79,858
JAKKS Pacific, Inc.*^	35,192	841,089
Oakley, Inc.^	1,230	24,772
RC2 Corp.*	2,840	114,707

		1,384,837

Media (3.0%)
Alloy, Inc.*^	750	8,910
Cinram International Income Fund	383,800	8,061,628
Entercom Communications Corp., Class A^	158,900	4,477,802
Knology, Inc.*	2,900	45,907
Live Nation, Inc.*	73,810	1,628,249
Media General, Inc., Class A^	14,710	561,334
R.H. Donnelley Corp.^	153,980	10,915,642
Scholastic Corp.*	25,420	790,562
Traffix, Inc.	4,520	25,041
Virgin Media, Inc.	153,200	3,868,300
World Wrestling Entertainment, Inc., Class A^	3,600	58,680

		30,442,055

Multiline Retail (1.1%)
Big Lots, Inc.*^	57,030	1,783,898
Bon-Ton Stores, Inc.^	9,000	506,160
Dillards, Inc., Class A	63,400	2,075,082
Federated Department Stores, Inc.	162,330	7,312,967
Gottschalks, Inc.*	7,084	101,089

		11,779,196

Specialty Retail (2.6%)
Aaron Rents, Inc.^	2,950	77,998
Asbury Automotive Group, Inc.^	17,000	480,250
Books-A-Million, Inc.^	31,300	445,712
Brown Shoe Co., Inc.	14,925	626,850
Cabela's, Inc.*	18,790	466,180
Cato Corp., Class A	9,600	224,544
Charlotte Russe Holding, Inc.*^	15,381	444,050
Charming Shoppes, Inc.*^	161,980	2,097,641
Circuit City Stores, Inc.^	203,900	3,778,267
Coldwater Creek, Inc.*^	355,400	7,207,512
DEB Shops, Inc.^	300	8,124
Foot Locker, Inc.	218,300	5,140,965
Franklin Covey Co.*	6,237	49,272
Gap, Inc.	256,500	4,414,365
Guess?, Inc.^	478	19,354

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Gymboree Corp.*	2,290	$91,760
Hastings Entertainment, Inc.*	10,124	61,757
Haverty Furniture Cos., Inc.^	30,650	429,100
Jennifer Convertibles, Inc.*	840	3,914
OfficeMax, Inc.	3,200	168,768
Rent-A-Center, Inc.*^	1,880	52,602
Restoration Hardware, Inc.*^	23,434	153,727
Rex Stores Corp.*^	5,231	85,579
Shoe Carnival, Inc.*	7,270	242,091
Trans World Entertainment Corp.*	3,760	21,357

		26,791,739

Textiles, Apparel & Luxury Goods (1.4%)
Culp, Inc.*.	3,330	23,576
Cutter & Buck, Inc.	740	8,769
Delta Apparel, Inc.^	3,500	60,900
G-lII Apparel Group Ltd.*^	3,827	72,904
Hallwood Group, Inc.*	8	836
Jaclyn, Inc.*	200	2,256
Jones Apparel Group, Inc.	197,510	6,069,482
LaCrosse Footwear, Inc.*	102	1,571
Liz Claiborne, Inc.	62,847	2,692,994
Movado Group, Inc.^	22,900	674,405
Perry Ellis International, Inc.*^	5,120	163,789
Phillips-Van Heusen Corp.	46,100	2,710,680
R.G. Barry Corp.*	2,870	29,906
Steven Madden Ltd.^	150	4,380
Stride Rite Corp.^	33,600	517,104
Velcro Industries N.V.^	800	13,832
Weyco Group, Inc.^	6,506	169,026
Wolverine World Wide, Inc.	53,680	1,533,638

		14,750,048

Total Consumer Discretionary		133,191,713

Consumer Staples (4.5%)
Beverages (0.3%)
MGP Ingredients, Inc.^	300	6,111
Molson Coors Brewing Co., Class B	33,600	3,179,232
National Beverage Corp.*	8,400	147,336

		3,332,679

Food & Staples Retailing (0.8%)
Great Atlantic & Pacific Tea Co., Inc.^	26,598	882,522
Ingles Markets, Inc., Class A^	3,800	155,192
Longs Drug Stores Corp.	48,970	2,528,811
Ruddick Corp.^	14,595	439,017
Spartan Stores, Inc.^	3,286	88,065
Topps Co., Inc.^	4,247	41,281
Village Super Market, Inc., Class A^	100	9,549
Weis Markets, Inc.^	14,700	657,090
Whole Foods Market, Inc.	73,000	3,274,050

		8,075,577

Food Products (3.0%)
Bunge Ltd.^	94,700	7,786,234
Corn Products International, Inc.	71,720	2,552,515
Flowers Foods, Inc.^	9,785	295,213
Griffin Land & Nurseries, Inc.*	170	6,035
Hain Celestial Group, Inc.*^	42,944	1,291,326
Imperial Sugar Co.^	5,598	187,701
J & J Snack Foods Corp.^	5,900	232,991
Lance, Inc.^	2,069	41,877
Marine Harvest*	3,888,000	4,567,119
Omega Protein Corp.*	890	6,212
Pilgrim's Pride Corp.^	199,100	6,608,129
Ralcorp Holdings, Inc.*^	16,930	1,088,599
Seaboard Corp.^	680	1,536,800
Smithfield Foods, Inc.*	63,900	1,913,805
Tasty Baking Co.	8,569	74,807
Tyson Foods, Inc., Class A	132,700	2,575,707

		30,765,070

Household Products (0.0%)
Oil-Dri Corp. of America	9,625	160,738

Personal Products (0.2%)
Natural Alternatives International, Inc.*	2,225	17,844
NBTY, Inc.*	39,568	2,098,687
Schiff Nutrition International, Inc.*	23,130	158,903

		2,275,434

Tobacco (0.2%)
Alliance One International, Inc.*^	120,240	1,109,815
Universal Corp.	11,590	711,047

		1,820,862

Total Consumer Staples		46,430,360

Energy (4.5%)
Energy Equipment & Services (1.7%)
Cameron International Corp.*	60,000	3,767,400
Dawson Geophysical Co.*^	2,640	130,759
GulfMark Offshore, Inc.*^	24,174	1,055,195
Horizon Offshore, Inc.*	570	8,242
Lufkin Industries, Inc.	3,940	221,349
SBM Offshore N.V.	24,881	897,074
SEACOR Holdings, Inc.*^	10,780	1,060,752
Solar Cayman Ltd†§(b)	141,300	1,801,575
Superior Energy Services, Inc.*	410	14,133
Tidewater, Inc.^	53,450	3,131,101
Trico Marine Services, Inc.*^	8,094	301,583
Weatherford International Ltd.*	109,200	4,924,920

		17,314,083

Oil, Gas & Consumable Fuels (2.8%)
Adams Resources & Energy, Inc.	4,800	175,968
Arch Coal, Inc.^	80,700	2,476,683
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*§	353,400	1,580,440
Consol Energy, Inc.	150,100	5,873,413
Mariner Energy, Inc.*	73,880	1,413,325
Murphy Oil Corp.	127,110	6,787,674
Newfield Exploration Co.*	109,600	4,571,416
Noble Energy, Inc.	80,900	4,825,685
Teton Energy Corp.*^	100	484
Western Refining, Inc.^	32,300	1,260,346

		28,965,434

Total Energy		46,279,517

Financials (21.8%)
Capital Markets (3.0%)
A.G. Edwards, Inc.	68,100	4,711,158
Affiliated Managers Group, Inc.*^	35,800	3,878,930
E*Trade Financial Corp.*	518,900	11,011,058
Federated Investors, Inc., Class B	202,200	7,424,784
Knight Capital Group, Inc., Class A*^	59,016	934,813
MVC Capital, Inc.	1,090	17,059
Raymond James Financial, Inc.	48,220	1,435,027

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SWS Group, Inc.^	42,765	$1,061,000

		30,473,829

Commercial Banks (3.1%)
1st Source Corp.^	250	6,543
Alabama National Bancorp^	3,784	267,945
Alliance Financial Corp./ New York	420	12,020
Amcore Financial, Inc.^	30,500	968,375
American Community Bancshares, Inc.	5,025	56,783
Ameris Bancorp^	9,096	222,670
Auburn National Bancorp, Inc.	1,500	41,625
BancFirst Corp.^	10,442	483,987
Banco Latinoamericano de Exportaciones S.A., Class E	7,150	118,976
Bank of Granite Corp.^	7,006	125,548
Banner Corp.^	12,751	529,804
Bar Harbor Bankshares	427	13,749
BNCCORP, Inc.*	3,609	59,368
BOE Financial Services of Virginia, Inc.	1,200	37,512
Britton & Koontz Capital Corp.	1,352	25,688
Bryn Mawr Bank Corp.	6,000	138,900
Capital Bank Corp.	308	5,313
Carolina Bank Holdings, Inc.*	390	6,240
CCF Holding Co.	1,012	20,048
Central Virginia Bankshares, Inc.	862	22,498
Centrue Financial Corp.	2,680	51,912
Chemical Financial Corp.^	14,850	442,382
Citizens Holding Co.	360	7,862
City Holding Co.^	2,575	104,159
City National Corp./California	12,300	905,280
Codorus Valley Bancorp, Inc.	502	9,553
Comm Bancorp, Inc.	300	14,916
Commerce Bancorp, Inc./ New Jersey^	174,000	5,808,120
Community Bank Shares of Indiana, Inc.	880	19,008
Community Capital Corp.	789	15,835
Community West Bancshares	3,471	54,911
Cowlitz Bancorp*	2,300	39,100
Desert Community Bank/California	440	8,360
ECB Bancorp, Inc.	3,180	104,940
Exchange National Bancshares, Inc.	350	12,670
Farmers Capital Bank Corp.^	300	8,814
Fidelity Southern Corp.	130	2,475
First California Financial Group, Inc.*	875	11,069
First Charter Corp.^	240	5,160
First Citizens BancShares, Inc./ North Carolina, Class A	7,530	1,513,530
First Indiana Corp.^	402	8,784
First M&F Corp.	3,200	58,880
First Mariner Bancorp, Inc.*	1,410	21,432
First Merchants Corp.^	7,276	172,587
First Regional Bancorp/California*^	1,525	45,293
First United Corp.	4,225	95,063
First West Virginia Bancorp, Inc.	240	4,860
FNB Corp./Virginia^	3,512	125,835
FNB Financial Services Corp.	2,031	31,135
FNB United Corp.	3,360	56,280
GB&T Bancshares, Inc.	640	11,603
Greene County Bancshares, Inc.^	2,328	78,942
Habersham Bancorp	500	11,325
HF Financial Corp.	7,656	139,722
Horizon Bancorp/Indiana	3,300	88,803
Huntington Bancshares, Inc./Ohio	170,300	3,721,055
Intervest Bancshares Corp.*	3,100	88,970
Irwin Financial Corp.^	6,170	115,009
Leesport Financial Corp.	1,777	38,419
LSB Bancshares, Inc./ North Carolina^	2,000	29,300
Marshall & Ilsley Corp.	134,500	6,228,695
MidWestOne Financial Group, Inc.	4,700	82,109
National Bankshares, Inc.	880	20,865
NBT Bancorp, Inc.	7,610	178,302
Northrim BanCorp, Inc.	4,748	140,303
Northway Financial, Inc.	300	9,591
Ohio Valley Banc Corp.	591	14,929
Peoples Bancorp of North Carolina, Inc.	3,514	94,175
Peoples Bancorp, Inc./Ohio^	231	6,101
Peoples BancTrust Co., Inc.	2,470	47,004
Pinnacle Bancshares, Inc.	1,800	27,090
Premier Financial Bancorp	997	16,221
Princeton National Bancorp, Inc.^	3,810	114,300
Republic First Bancorp, Inc.*	10,149	130,719
Royal Bancshares of Pennsylvania, Inc.^	2,205	52,369
Rurban Financial Corp.	884	10,467
Shore Bancshares, Inc.	300	7,935
Shore Financial Corp.	1,330	18,620
Simmons First National Corp., Class A	15,230	457,966
Southwest Bancorp, Inc./Oklahoma	8,300	213,227
Sterling Financial Corp./Pennsylvania^	4,221	93,706
Sterling Financial Corp./Washington	5,300	165,307
Superior Bancorp*^	7,380	79,704
SVB Financial Group*^	115,143	5,594,798
Team Financial, Inc.	3,300	49,995
Tompkins Trustco, Inc.^	240	10,046
UnionBanCal Corp.	17,000	1,078,140
United Bancorp, Inc./Ohio	3,635	37,077
United Bancshares, Inc./Ohio	1,420	22,961
United Security Bancshares/Alabama^	921	27,105
Unity Bancorp, Inc.	6,098	72,322
Vineyard National Bancorp^	4,232	97,505
Wainwright Bank & Trust Co.	457	5,840

		32,452,439

Consumer Finance (0.4%)
Advanta Corp., Class A	3,940	157,915
Advanta Corp., Class B^	5,956	261,111
Cash America International, Inc.	100	4,100
CompuCredit Corp.*^	11,267	351,756
Consumer Portfolio Services, Inc.*	19,190	118,019
Dollar Financial Corp.*^	11,325	286,523
EZCORP, Inc., Class A*^	70,800	1,042,884
First Cash Financial Services, Inc.*^	1,080	24,062

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
First Marblehead Corp.^	46,845	$2,102,872

		4,349,242

Diversified Financial Services (1.0%)
Ampal American Israel, Class A*	3,810	16,726
Asta Funding, Inc.^	977	42,187
California First National Bancorp.	666	8,758
CIT Group, Inc.	81,600	4,318,272
Compass Diversified Trust^	4,832	81,032
Genesis Lease Ltd. (ADR)*	199,300	5,211,695
MicroFinancial, Inc.	2,700	13,986
PICO Holdings, Inc.*^	15,300	653,463

		10,346,119

Insurance (8.2%)
Alfa Corp.^	700	12,936
Alleghany Corp.*	643	240,075
Ambac Financial Group, Inc.	70,500	6,090,495
American Equity Investment Life Holding Co.^	15,200	199,576
American Financial Group, Inc./Ohio	109,200	3,717,168
American National Insurance Co.^	17,777	2,274,212
American Safety Insurance Holdings Ltd.*	10,820	206,229
Arch Capital Group Ltd.*	41,800	2,851,178
Arthur J. Gallagher & Co.^	231,200	6,549,896
Aspen Insurance Holdings Ltd.	84,460	2,213,697
Assurant, Inc.	70,290	3,769,653
Donegal Group, Inc., Class B	3,300	56,364
Endurance Specialty Holdings Ltd.	69,600	2,487,504
Enstar Group, Inc.*	10	986
Everest Reinsurance Group Ltd.	44,100	4,241,097
FBL Financial Group, Inc., Class A^	12,260	479,734
First American Corp.	39,440	2,000,397
FPIC Insurance Group, Inc.*^	1,150	51,371
Great American Financial Resources, Inc.^	15,700	384,336
Harleysville Group, Inc.	9,662	313,918
HCC Insurance Holdings, Inc.	113,950	3,509,660
Horace Mann Educators Corp.	16,903	347,357
IPC Holdings Ltd.	68,553	1,977,754
Kansas City Life Insurance Co.^	4,100	184,500
KMG America Corp.*	24,240	112,231
Max Reinsurance Capital Ltd.^	73,382	1,869,773
Meadowbrook Insurance Group, Inc.*^	13,200	145,068
Midland Co.^	11,814	501,150
National Western Life Insurance Co., Class A*^	590	144,432
NYMAGIC, Inc.^	7,160	292,486
Odyssey Reinsurance Holdings Corp.	5,160	202,840
Ohio Casualty Corp.	3,140	94,043
Old Republic International Corp.	266,950	5,904,934
PartnerReinsurance Ltd.^	40,429	2,771,004
Philadelphia Consolidated Holding Corp.*	10,640	468,054
Platinum Underwriters Holdings Ltd.	124,416	3,991,265
Presidential Life Corp.^	20,618	406,587
Reinsurance Group of America, Inc.^	116,600	6,730,152
RenaissanceReinsurance Holdings Ltd.	46,610	2,337,025
Selective Insurance Group, Inc.^	66,914	1,703,630
Unico American Corp.*	300	3,801
United America Indemnity Ltd., Class A*	4,040	93,728
Unum Group	181,000	4,168,430
Wesco Financial Corp.	830	381,800
Willis Group Holdings Ltd.^	169,599	6,712,728
Zenith National Insurance Corp.	17,400	822,498

		84,017,752

Real Estate Investment Trusts (REITs) (3.9%)
American Campus Communities, Inc. (REIT)	2,140	64,821
Ashford Hospitality Trust, Inc. (REIT)	66,997	799,944
Associated Estates Realty Corp. (REIT)	18,780	264,610
CBL & Associates Properties, Inc. (REIT)	37,521	1,682,442
Eagle Hospitality Properties Trust, Inc. (REIT)	17,540	195,571
Extra Space Storage, Inc. (REIT)^	72,550	1,374,097
Franklin Street Properties Corp. (REIT)^	31,370	601,677
Gladstone Commercial Corp. (REIT)	530	10,626
Hersha Hospitality Trust (REIT)	40,090	472,260
Highland Hospitality Corp. (REIT)	57,330	1,020,474
Home Properties, Inc. (REIT)	13,240	699,204
Hospitality Properties Trust (REIT)	680	31,824
HRPT Properties Trust (REIT)^	408,579	5,025,522
Innkeepers USA Trust (REIT)	50,545	822,873
iStar Financial, Inc. (REIT)	87,183	4,082,780
Kite Realty Group Trust (REIT)	18,960	378,252
KKR Financial Corp. (REIT)^	219,400	6,018,142
LaSalle Hotel Properties (REIT)	4,960	229,946
LTC Properties, Inc. (REIT)^	34,460	892,859
Medical Properties Trust, Inc. (REIT)^	52,103	765,393
Mission West Properties, Inc. (REIT)^	29,490	426,425
Monmouth, Class A (REIT)	23,000	198,260
National Health Investors, Inc. (REIT)^	8,248	258,492
National Retail Properties, Inc. (REIT)^	77,860	1,883,433
Nationwide Health Properties, Inc. (REIT)	28,600	894,036
Omega Healthcare Investors, Inc. (REIT)^	56,610	970,861
One Liberty Properties, Inc. (REIT)	18,100	412,861
Presidential Realty Corp., Class B (REIT)	700	5,215
Ramco-Gershenson Properties Trust (REIT)^	9,460	337,817
Republic Property Trust (REIT)^	9,660	110,993
Spirit Finance Corp. (REIT)^	119,787	1,784,826
Strategic Hotels & Resorts, Inc. (REIT)	105,600	2,415,072

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sunstone Hotel Investors, Inc. (REIT)	78,330	$2,135,276
Supertel Hospitality, Inc. (REIT)	13,721	104,691
Urstadt Biddle Properties, Inc. (REIT)	1,200	21,780
Urstadt Biddle Properties, Inc., Class A (REIT)^	10,350	202,446
Weingarten Realty Investors (REIT)^	46,935	2,232,229
Winston Hotels, Inc. (REIT)^	5,572	83,747
Winthrop Realty Trust (REIT)^	55,370	365,996

		40,277,773

Real Estate Management & Development (0.0%)
American Spectrum Realty, Inc.*	700	18,914
Stratus Properties, Inc.*	280	9,414
Thomas Properties Group, Inc.	1,030	15,985
United Capital Corp.*	1,320	45,025
Wellsford Real Properties, Inc.*	3,860	30,108
Wilshire Enterprises, Inc.*	1,896	9,196

		128,642

Thrifts & Mortgage Finance (2.2%)
1st Independence Financial Group, Inc.	1,500	25,365
Ameriana Bancorp	801	9,099
Beverly Hills Bancorp, Inc.	32,163	244,439
Camco Financial Corp.	64	822
Carver Bancorp, Inc.	700	11,725
Central Bancorp, Inc./Massachusetts	1,100	33,000
CFS Bancorp, Inc.^	6,260	93,837
Community Financial Corp./Virginia	6,200	73,036
Corus Bankshares, Inc.^	10,290	175,547
Delta Financial Corp.^	20,189	166,963
Downey Financial Corp.^	1,240	80,030
Elmira Savings Bank FSB	21	556
Farmer Mac, Class C^	19,040	517,888
First Bancorp of Indiana, Inc.	1,600	28,160
First Bancshares, Inc./Missouri	200	3,350
First BancTrust Corp.	2,600	30,758
First Defiance Financial Corp.	4,675	134,172
First Federal Bancshares of Arkansas, Inc.	3,999	93,177
First Federal Bankshares, Inc.	4,200	89,460
First Financial Service Corp.	300	8,607
First Franklin Corp.	1,700	29,750
First Place Financial Corp./Ohio^	20,387	437,301
Franklin Bank Corp./Texas*^	33,739	602,916
Great Pee Dee Bancorp, Inc.	500	7,525
Guaranty Federal Bancshares, Inc.	1,599	46,531
HMN Financial, Inc.	2,977	100,325
Home Federal Bancorp/Indiana	2,100	61,362
HopFed Bancorp, Inc.	140	2,223
ITLA Capital Corp.^	7,300	379,746
Lincoln Bancorp/Indiana	158	2,994
LSB Financial Corp.	263	6,954
MASSBANK Corp.^	100	3,280
Meta Financial Group, Inc.	665	20,947
MFB Corp.	100	3,360
MutualFirst Financial, Inc.	7,800	151,320
New York Community Bancorp, Inc.^	325,742	5,729,802
NewAlliance Bancshares, Inc.^	8,830	143,134
North Central Bancshares, Inc.	100	4,009
Northeast Bancorp	600	11,190
OceanFirst Financial Corp.^	13,700	237,695
Park Bancorp, Inc.	1,300	43,550
Parkvale Financial Corp.	3,042	88,857
People's Bank/Connecticut^	150,450	6,679,980
Peoples Bancorp/Indiana	600	11,442
Peoples Community Bancorp, Inc.	2	34
Provident Financial Holdings, Inc.^	12,160	334,643
Radian Group, Inc.	11,200	614,656
Riverview Bancorp., Inc.	5,710	91,017
South Street Financial Corp.	600	5,130
Southern Missouri Bancorp, Inc.	70	1,082
TF Financial Corp.^	260	7,930
TierOne Corp.^	5,270	142,501
Timberland Bancorp, Inc./Washington	4,200	148,050
United Community Financial Corp./Ohio^	47,300	522,665
Washington Savings Bank FSB/Maryland	2,520	21,420
Webster Financial Corp.	73,900	3,547,939
Willow Financial Bancorp, Inc.^	5,254	67,777
WSFS Financial Corp.^	7,660	493,917

		22,624,945

Total Financials		224,670,741

Health Care (8.4%)
Biotechnology (0.5%)
Digene Corp.*^	7	297
Infinity Pharmaceuticals, Inc.*	450	5,418
Theravance, Inc.*^	185,500	5,472,250

		5,477,965

Health Care Equipment & Supplies (3.5%)
Align Technology, Inc.*^	660	10,468
Allied Healthcare Products, Inc.*	4,200	25,200
Analogic Corp.^	2,060	129,533
Angeion Corp.*	4,000	58,800
Atrion Corp.	440	40,401
Bausch & Lomb, Inc.	123,300	6,308,028
Beckman Coulter, Inc.	58,600	3,743,954
Cooper Cos., Inc.	92,300	4,487,626
Datascope Corp.^	16,713	604,843
Edwards Lifesciences Corp.*^	107,000	5,424,900
Enpath Medical, Inc.*	100	1,000
Hillenbrand Industries, Inc.^	113,820	6,757,493
Hospira, Inc.*	168,390	6,887,151
Immucor, Inc.*^	10,437	307,161
National Dentex Corp.*	4,090	57,587
Orthofix International N.V.*	5,013	255,914
Span-America Medical Systems, Inc.	2,700	42,957
Viasys Healthcare, Inc.*^	33,390	1,134,926
Zoll Medical Corp.*	3,900	103,935

		36,381,877

Health Care Providers & Services (0.7%)
Air Methods Corp.*^	600	14,412
Almost Family, Inc.*	4,400	109,560
Amedisys, Inc.*^	4,310	139,773
American Shared Hospital Services	4,050	23,895
Gentiva Health Services, Inc.*^	29,722	599,493
Hanger Orthopedic Group, Inc.*^	2,910	33,960

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
HEALTHSOUTH Corp.*^	215,240	$4,522,192
IntegraMed America, Inc.*^	1,558	23,292
Kindred Healthcare, Inc.*^	17,830	584,467
Manor Care, Inc.	817	44,412
MedCath Corp.*^	10,780	294,294
National Healthcare Corp.^	432	22,023
NovaMed, Inc.*^	1,920	12,442
PDI, Inc.*	1,200	11,424
Res-Care, Inc.*^	13,219	231,333
Sun Healthcare Group, Inc.*^	2,217	27,380

		6,694,352

Health Care Technology (0.4%)
Emdeon Corp.*	5,320	80,491
IMS Health, Inc.	144,100	4,274,006

		4,354,497

Life Sciences Tools & Services (1.6%)
Albany Molecular Research, Inc.*^	9,100	89,635
Bio-Rad Laboratories, Inc., Class A*^	1,100	76,824
Bruker BioSciences Corp.*^	8,740	91,945
Harvard Bioscience, Inc.*	520	2,506
Kendle International, Inc.*^	4,220	149,894
MEDTOX Scientific, Inc.*	3,019	55,550
New Brunswick Scientific Co., Inc.*	200	1,614
Parexel International Corp.*	12,206	439,050
PerkinElmer, Inc.	12,960	313,891
Thermo Fisher Scientific, Inc.*	162,000	7,573,500
Varian, Inc.*^	122,460	7,134,520

		15,928,929

Pharmaceuticals (1.7%)
Barr Pharmaceuticals, Inc.*	135,100	6,261,885
Endo Pharmaceuticals Holdings, Inc.*	175,000	5,145,000
Impax Laboratories, Inc.*^	440,900	4,505,998
King Pharmaceuticals, Inc.*	31,658	622,713
Perrigo Co.	37,434	661,084
Sciele Pharma, Inc.*^	1,510	35,757

		17,232,437

Total Health Care		86,070,057

Industrials (15.6%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*^	113,700	9,996,504
Armor Holdings, Inc.*^	19,211	1,293,477
Ducommun, Inc.*^	2,600	66,898
Esterline Technologies Corp.*^	20	821
Goodrich Corp.	180,000	9,266,400
Hexcel Corp.*^	140,085	2,780,687
Ladish Co., Inc.*^	5,810	218,688
Precision Castparts Corp.	1	63
Triumph Group, Inc.^	13,730	759,818

		24,383,356

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*	23,600	684,164

Airlines (0.8%)
Alaska Air Group, Inc.*^	47,100	1,794,510
Pinnacle Airlines Corp.*^	3,973	68,693
Republic Airways Holdings, Inc.*	39,583	908,826
SkyWest, Inc.	1,650	44,269
UAL Corp.*^	129,100	4,927,747

		7,744,045

Building Products (0.6%)
American Standard Cos., Inc.	87,000	4,612,740
American Woodmark Corp.^	12,335	453,435
Ameron International Corp.^	13,800	908,868
Griffon Corp.*^	26,340	651,915
Patrick Industries, Inc.*	3,963	47,516

		6,674,474

Commercial Services & Supplies (2.1%)
Amrep Corp.^	100	7,725
Bowne & Co., Inc.	330	5,191
CBIZ, Inc.*^	4,200	29,820
CDI Corp.^	6,240	180,461
Champion Industries, Inc.	1,000	8,260
Comfort Systems USA, Inc.	1,960	23,481
Compx International, Inc.	100	1,613
Consolidated Graphics, Inc.*^	12,350	914,517
Copart, Inc.*	127,800	3,579,678
Corrections Corp. of America*	10,590	559,258
Dun & Bradstreet Corp.	18,300	1,668,960
Ecology And Environment, Inc.	5,170	61,420
Exponent, Inc.*^	20,890	416,755
GP Strategies Corp.*^	8,950	81,445
Heidrick & Struggles International, Inc.*^	4,140	200,583
Herman Miller, Inc.	12,450	416,950
ICT Group, Inc.*^	2,440	42,700
IKON Office Solutions, Inc.	1,500	21,555
Interface, Inc., Class A^	51,300	820,287
Kelly Services, Inc., Class A^	26,165	842,513
Layne Christensen Co.*^	9	328
Nashua Corp.*	6,700	59,630
National Technical Systems, Inc.*	190	1,153
North American Galvanizing & Coating, Inc.*	2,070	10,598
R.R. Donnelley & Sons Co.	112,200	4,105,398
RCM Technologies, Inc.*	1,804	12,863
Spherion Corp.*^	8,360	73,735
Steelcase, Inc., Class A	82,300	1,636,947
Taleo Corp., Class A*^	14,330	237,591
TeleTech Holdings, Inc.*^	12,091	443,619
United Stationers, Inc.*	69,900	4,188,408
UTEK Corp.^	4,490	59,268
Viad Corp.^	4,260	164,436
Waste Industries USA, Inc.^	13,150	361,231
WCA Waste Corp.*	700	5,320
Westaff, Inc.*	1,350	7,722

		21,251,419

Construction & Engineering (1.3%)
Granite Construction, Inc.	74,300	4,105,818
Insituform Technologies, Inc., Class A*^	1,497	31,123
Perini Corp.*	22,685	836,169
Shaw Group, Inc.*^	79,100	2,473,457
URS Corp.*	145,800	6,209,622

		13,656,189

Electrical Equipment (0.6%)
Acuity Brands, Inc.	930	50,629
AZZ, Inc.*	100	4,200
Chase Corp.	1,100	35,761
Espey Manufacturing & Electronics Corp.	320	6,288
Genlyte Group, Inc.*	2,746	193,730
Powell Industries, Inc.*^	570	18,240
Preformed Line Products Co.^	3,700	136,863
Regal-Beloit Corp.	55,900	2,592,642
SL Industries, Inc.*	7,300	109,500
Superior Essex, Inc.*	9,780	339,073
Universal Security Instruments, Inc.*	1,093	37,545

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward Governor Co.^	69,012	$2,841,224

		6,365,695

Industrial Conglomerates (1.6%)
Carlisle Cos., Inc.	83,400	3,580,362
McDermott International, Inc.*	95,850	4,694,733
Sequa Corp., Class A*	8,640	1,034,813
Standex International Corp.^	25,200	718,452
Teleflex, Inc.	75,174	5,117,094
Tredegar Corp.^	100	2,279
Walter Industries, Inc.	68,700	1,700,325

		16,848,058

Machinery (5.0%)
AGCO Corp.*	112,570	4,161,713
Baldwin Technology Co., Class A*	6,280	31,400
Dover Corp.	113,795	5,554,334
Eastern Co.	5,400	146,772
EnPro Industries, Inc.*^	20,600	742,630
Hardinge, Inc.^	5,045	131,977
Harsco Corp.	78,900	3,539,454
Hurco Cos., Inc.*^	100	4,285
Joy Global, Inc.	136,100	5,838,690
K-Tron International, Inc.*	1,400	100,422
Kadant, Inc.*^	1,510	38,294
Kennametal, Inc.	99,274	6,711,915
L.S. Starrett Co., Class A	920	16,560
Lydall, Inc.*^	17,890	284,272
Mfri, Inc.*^	880	16,315
Mueller Water Products, Inc., Class B^	114,622	1,534,789
NACCO Industries, Inc., Class A	6,920	950,877
Pentair, Inc.	146,600	4,568,056
Robbins & Myers, Inc.	21,860	815,159
SPX Corp.	129,320	9,078,264
Supreme Industries, Inc., Class A^	2,050	11,993
Tennant Co.^	1,000	31,490
Toro Co.^	89,100	4,565,484
Trinity Industries, Inc.^	59,740	2,504,301
Twin Disc, Inc.^	6,780	289,506
Watts Water Technologies, Inc., Class A^	300	11,409

		51,680,361

Marine (0.0%)
B&H Ocean Carriers Ltd.*	1,100	20,130
International Shipholding Corp.*	1,570	28,825

		48,955

Road & Rail (0.5%)
Avis Budget Group, Inc.*	153,200	4,185,424
Covenant Transport, Inc., Class A*^	2,344	25,831
P.A.M. Transportation Services, Inc.*^.	4,190	86,398
Ryder System, Inc.	530	26,150
Saia, Inc.*	3,062	72,722
U.S. Xpress Enterprises, Inc., Class A*^	11,100	191,586
Werner Enterprises, Inc.^.	29,268	531,800

		5,119,911

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.^	82,245	2,017,470
Industrial Distribution Group, Inc.*^	11,700	146,133
Kaman Corp.^	2,859	66,643
Rush Enterprises, Inc., Class A*^.	17,828	342,476
Rush Enterprises, Inc., Class B*	7,900	143,069
UAP Holding Corp.^	150,200	3,882,670
Willis Lease Finance Corp.*	9,270	93,349

		6,691,810

Total Industrials		161,148,437

Information Technology (16.8%)
Communications Equipment (1.3%)
ADC Telecommunications, Inc.*	367,200	6,146,928
Avocent Corp.*	4	108
Bel Fuse, Inc., Class B^	20,415	790,265
Black Box Corp.^	1,871	68,366
Channell Commercial Corp.*	300	1,194
CommScope, Inc.*	2,800	120,120
Communications Systems, Inc.^	13,200	137,016
Comverse Technology, Inc.*	208,177	4,444,579
Digi International, Inc.*^	8,989	114,160
EMS Technologies, Inc.*	15,750	303,503
Globecomm Systems, Inc.*^	1,560	16,692
Oplink Communications, Inc.*^	22,900	411,513
PC-Tel, Inc.*^	18,300	186,111
Powerwave Technologies, Inc.*^	90,800	516,652
Tollgrade Communications, Inc.*^	15,100	189,656

		13,446,863

Computers & Peripherals (2.2%)
Astro-Med, Inc.	2,650	29,150
Diebold, Inc.	137,935	6,580,879
Imation Corp.	23,270	939,643
Komag, Inc.*^	13,530	442,837
NCR Corp.*	73,800	3,525,426
Printronix, Inc.	400	5,540
QLogic Corp.*	206,500	3,510,500
STEC, Inc.*^	43,638	307,211
Sun Microsystems, Inc.*	1,181,100	7,098,411

		22,439,597

Electronic Equipment & Instruments (3.9%)
Agilysis, Inc.^	960	21,571
Arrow Electronics, Inc.*	303,146	11,443,761
Avnet, Inc.*	113,190	4,090,687
AVX Corp.	36,310	551,912
Bonso Electronic International, Inc.	5,322	21,767
Coherent, Inc.*	1,996	63,353
CTS Corp.^	45,000	621,900
FARO Technologies, Inc.*.	4,710	135,978
Flextronics International Ltd.*	421,000	4,605,740
Frequency Electronics, Inc.	194	2,118
Gerber Scientific, Inc.*^	200	2,122
Insight Enterprises, Inc.*	23,344	419,725
Merix Corp.*^	22,200	182,484
Mesa Laboratories, Inc.	600	11,100
NU Horizons Electronics Corp.*^	268	2,822
O.I. Corp.	4,500	49,770
Paxar Corp.*^	5,138	147,461
Spectrum Control, Inc.*^	17,470	214,881
Technitrol, Inc.	7,240	189,616
Tektronix, Inc.	283,668	7,988,091
TESSCO Technologies, Inc.*.	6,225	169,258
Vishay Intertechnology, Inc.*	620,420	8,673,471
Zones, Inc.*	15,000	153,750

		39,763,338

Internet Software & Services (0.2%)
Omniture, Inc.*^	2,170	39,559
SAVVIS, Inc.*	32,715	1,566,394

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
United Online, Inc.	24,187	$339,344

		1,945,297

IT Services (1.2%)
BearingPoint, Inc.*^	192,200	1,472,252
CACI International, Inc., Class A*^	88,200	4,133,052
Cass Information Systems, Inc.^	1,237	41,761
Computer Task Group, Inc.*	7,062	31,850
CSP, Inc.*^	30	277
Edgewater Technology, Inc.*^	8,800	74,272
Inforte Corp.*	6,740	23,388
Lightbridge, Inc.*^	23,101	405,884
MPS Group, Inc.*	186,680	2,641,522
Perot Systems Corp., Class A*	73,070	1,305,761
Unisys Corp.*	232,800	1,962,504
VeriFone Holdings, Inc.*	8,520	312,939

		12,405,462

Semiconductors & Semiconductor Equipment (7.2%)
Analog Devices, Inc.	219,000	7,553,310
ASML Holding N.V. (N.Y. Shares)*^	231,400	5,727,150
Axcelis Technologies, Inc.*	11,186	85,461
Cymer, Inc.*	3,700	153,735
Exar Corp.*^	38,079	504,166
Fairchild Semiconductor International, Inc.*	224,000	3,745,280
FEI Co.*^	19,570	705,694
International Rectifier Corp.*	133,900	5,116,319
InTEST Corp.*	1,230	5,535
KLA-Tencor Corp.	97,400	5,193,368
LSI Logic Corp.*^	906,550	9,464,382
Maxim Integrated Products, Inc.	146,600	4,310,040
Micron Technology, Inc.*	423,600	5,117,088
MKS Instruments, Inc.*	50,100	1,278,552
National Semiconductor Corp.	59,970	1,447,676
ON Semiconductor Corp.*^	7,653	68,265
Pericom Semiconductor Corp.*^	21,636	211,600
RF Micro Devices, Inc.*^	74,000	461,020
Rudolph Technologies, Inc.*^	4,110	71,678
Semitool, Inc.*^	29,700	386,100
SRS Labs, Inc.*^	100	1,393
Standard Microsystems Corp.*^	21,801	665,803
Teradyne, Inc.*	491,600	8,131,064
Varian Semiconductor Equipment Associates, Inc.*^	155,400	8,295,252
Veeco Instruments, Inc.*^	15,439	301,061
Verigy Ltd.*	224,815	5,276,408
White Electronic Designs Corp.*	2,249	14,978

		74,292,378

Software (0.8%)
American Software, Inc., Class A	7,570	60,938
BMC Software, Inc.*	155,280	4,781,071
Captaris, Inc.*	7,050	40,819
ePlus, Inc.*^	11,673	124,317
Lawson Software, Inc.*^	730	5,906
NetManage, Inc.*.	1,158	6,080
NetScout Systems, Inc.*^	670	6,064
SPSS, Inc.*^	15,647	564,857
Sybase, Inc.*	100,105	2,530,654
Synopsys, Inc.*	12,343	323,757

		8,444,463

Total Information Technology		172,737,398

Materials (6.9%)
Chemicals (4.9%)
Arch Chemicals, Inc.^	32,360	1,010,279
Bairnco Corp.	790	10,625
Celanese Corp., Class A	193,670	5,972,783
CF Industries Holdings, Inc.^	68,629	2,645,648
Chemtura Corp.	409,800	4,479,114
Cytec Industries, Inc.	206,030	11,587,127
FMC Corp	103,500	7,807,005
Hercules, Inc.*	132,317	2,585,474
Innospec, Inc.^	17,621	1,015,674
International Flavors & Fragrances, Inc.	131,500	6,209,430
Landec Corp.*^	2,410	34,174
LSB Industries, Inc.*^	14,590	227,166
Lubrizol Corp.	16,000	824,480
Material Sciences Corp.*	18,600	185,628
Nalco Holding Co.	1,330	31,787
NewMarket Corp.	880	35,790
OM Group, Inc.*^	21,090	942,301
Penford Corp.	5,414	109,038
Pioneer Cos., Inc.*	4,618	127,642
RPM International, Inc.	22,940	529,914
Schulman (A.), Inc.^	41,676	981,887
Scotts Miracle-Gro Co., Class A.	10,709	471,517
Sensient Technologies Corp.	57,220	1,475,132
Stepan Co.^	8,139	213,649
Terra Industries, Inc.*^	51,560	902,300

		50,415,564

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8,400	1,135,680

Containers & Packaging (0.7%)
AEP Industries, Inc.*	7,075	304,225
Bemis Co., Inc.	1,960	65,444
Owens-Illinois, Inc.*	200,300	5,161,731
Packaging Corp. of America	22,105	539,362
Rock-Tenn Co., Class A	30,920	1,026,544

		7,097,306

Metals & Mining (1.2%)
Carpenter Technology Corp.	10,800	1,304,208
Century Aluminum Co.*^	49,300	2,311,184
Chaparral Steel Co.^	14,321	833,052
Cleveland-Cliffs, Inc.^	70,790	4,531,268
Commercial Metals Co.	41,502	1,301,088
Friedman Industries, Inc.	4,340	40,102
Metal Management, Inc.^	13,000	600,600
Northwest Pipe Co.*	7,900	314,657
Reliance Steel & Aluminum Co.	9,480	458,832
Schnitzer Steel Industries, Inc.^	13,166	528,878
Synalloy Corp.	2,124	59,302

		12,283,171

Paper & Forest Products (0.0%)
Schweitzer-Mauduit International, Inc.	5,700	141,645

Total Materials		71,073,366

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
Atlantic Tele-Network, Inc.^	4,250	111,053
CenturyTel, Inc.	35,455	1,602,211
CT Communications, Inc.^	28,650	690,465
D&E Communications, Inc.	16,780	223,510
Embarq Corp.	69,700	3,927,595
General Communication, Inc., Class A*^	9,934	139,076
Gilat Satellite Networks Ltd. (Berlin Exchange)*	2,100	17,325
Gilat Satellite Networks Ltd. (NASDAQ)*	33,868	279,411
Golden Telecom, Inc.^	24,061	1,332,498

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
HickoryTech Corp.	1,046	$7,249
Level 3 Communications, Inc.*^	121,748	742,663
Premiere Global Services, Inc.*	2,650	29,733

		9,102,789

Wireless Telecommunication Services (0.2%)
NII Holdings, Inc.*	3,335	247,390
Syniverse Holdings, Inc.*^	119,900	1,263,746
USA Mobility, Inc.	35,643	710,365

		2,221,501

Total Telecommunication Services		11,324,290

Utilities (5.9%)
Electric Utilities (3.1%)
Central Vermont Public Service Corp.	830	23,920
Cleco Corp.	54,090	1,397,145
El Paso Electric Co.*	1,360	35,836
Empire District Electric Co.^	2,910	72,168
Northeast Utilities	311,805	10,217,850
Pepco Holdings, Inc.	143,900	4,175,978
Pinnacle West Capital Corp.	86,190	4,158,667
Portland General Electric Co.^	2,490	72,708
PPL Corp.	162,800	6,658,520
Unisource Energy Corp.	40,760	1,530,538
Unitil Corp.	100	2,717
Westar Energy, Inc.	114,300	3,145,536

		31,491,583

Gas Utilities (0.8%)
AGL Resources, Inc.	29,680	1,267,930
Atmos Energy Corp.	8,580	268,382
Chesapeake Utilities Corp.	2,920	90,345
Delta Natural Gas Co., Inc.	100	2,500
Laclede Group, Inc.^	2,860	88,889
Nicor, Inc.^	23,650	1,145,133
South Jersey Industries, Inc.	21,170	805,518
Southern Union Co.	8,143	247,466
UGI Corp.	118,500	3,165,135
WGL Holdings, Inc.	36,210	1,157,996

		8,239,294

Multi-Utilities (1.9%)
Alliant Energy Corp.	117,272	5,256,131
CH Energy Group, Inc.^	2,600	126,594
Florida Public Utilities Co.	100	1,240
MDU Resources Group, Inc.	147,150	4,229,091
OGE Energy Corp.	63,710	2,471,948
Puget Energy, Inc.	78,284	2,010,333
Wisconsin Energy Corp.	114,000	5,531,280

		19,626,617

Water Utilities (0.1%)
American States Water Co.^	6,560	241,867
Artesian Resources Corp., Class A	667	13,740
California Water Service Group^	2,120	81,239
Middlesex Water Co.^	8,713	160,232
SJW Corp.^	14,650	593,032

		1,090,110

Total Utilities		60,447,604

Total Common Stocks (98.4%) (Cost $846,405,365)		1,013,373,483

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.1%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	$642,788	642,788
Aegis Finance LLC
5.31%, 4/19/07	6,690,932	6,690,932
Banesto S.A./Madrid
5.33%, 4/19/07	3,500,807	3,500,807
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r)	55,251,984	55,251,984
Bear Stearns Cos., Inc.
5.57%, 3/23/09 (l)	3,500,807	3,500,807
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	4,879,329	4,879,329
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	6,721,550	6,721,550
Citigroup Funding, Inc.
5.36%, 4/4/07	6,994,331	6,994,331
5.36%, 3/16/09 (l)	3,500,807	3,500,807
Comerica Bank
5.35%, 3/16/09 (l)	1,400,154	1,400,154
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	2,800,623	2,800,623
Corp. Andina de Fomento
5.31%, 4/12/07	5,553,006	5,553,006
Credit Industriel et Commercial
5.33%, 4/18/07	3,500,851	3,500,851
5.33%, 4/25/07	3,506,481	3,506,481
Crown Point Capital Co.
5.29%, 4/5/07	6,969,841	6,969,841
DekaBank Deutsche
5.38%, 4/30/08 (l)	3,640,840	3,640,840
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	3,500,807	3,500,807
Fenway Funding LLC
5.35%, 6/18/07	6,218,274	6,218,274
5.35%, 6/27/07	3,953,607	3,953,607
Fifth Third Bancorp
5.32%, 4/30/08 (l)	420,093	420,093
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	1,540,355	1,540,355
5.56%, 4/30/08 (l)	2,800,646	2,800,646
5.41%, 3/27/09 (l)	3,500,807	3,500,807
Hartford Life, Inc.
5.45%, 3/28/08 (l)	1,120,258	1,120,258
HSBC Finance Corp.
5.33%, 4/9/07	5,574,079	5,574,079
5.32%, 4/11/07	6,966,634	6,966,634
5.32%, 4/12/07	6,269,045	6,269,045
Kommunalkredit International Bank
5.34%, 4/6/07	6,908,344	6,908,344
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	490,113	490,113
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	3,500,807	3,500,807
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	2,380,549	2,380,549
5.34%, 4/23/07	2,800,646	2,800,646
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	3,500,807	3,500,807
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	3,500,807	3,500,807
5.37%, 1/28/08 (l)	4,200,969	4,200,969

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada
5.42%, 4/2/07	$11,202,585	$11,202,585
New York Life Insurance Co.
5.41%, 6/29/07 (l)	3,500,807	3,500,807
Norinchukin Bank N.Y.
5.34%, 4/9/07	6,301,453	6,301,453
5.33%, 4/16/07	3,500,807	3,500,807
5.32%, 6/5/07	7,001,615	7,001,615
Park Sienna LLC
5.32%, 5/10/07	3,466,984	3,466,984
Raiffeisen Zentralbank
5.31%, 4/19/07	6,972,812	6,972,812
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	5,304,567	5,304,567
Silver Tower U.S. Funding LLC
5.37%, 8/16/07	2,728,630	2,728,630

Total Short-Term Investments of Cash Collateral for Securities Loaned		238,183,038

Time Deposit (1.9%)
JPMorgan Chase Nassau
4.79%, 4/2/07	19,142,104	19,142,104

Total Short-Term Investments (25.0%) (Amortized Cost $257,325,142)		257,325,142

Total Investments (123.4%) (Cost/Amortized Cost $1,103,730,507)		1,270,698,625
Other Assets Less Liabilities (-23.4%)		(240,911,601)

Net Assets (100%)		$1,029,787,024

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,801,575 or 0.17% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $3,382,015 or 0.33% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$130,449,254
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	130,574,840

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,027,692
Aggregate gross unrealized depreciation	(12,918,865)

Net unrealized appreciation	$161,108,827

Federal income tax cost of investments	$1,109,589,798

At March 31, 2007, the Portfolio had loaned securities with a total value of $234,487,619. This was secured by collateral of $238,183,038 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $514 as brokerage commissions with Williams Capital Group., and $19 with Sanford C. Bernstein & Co., Inc, affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.3%)
Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International Ltd. (ADR)^	23,900	$1,600,941

Household Durables (1.4%)
LG Electronics, Inc.	66,231	4,519,590
Sony Corp.	48,700	2,475,501

		6,995,091

Media (0.6%)
Focus Media Holding Ltd. (ADR)*	40,720	3,194,891

Total Consumer Discretionary		11,790,923

Energy (0.2%)
Energy Equipment & Services (0.2%)
Cameron International Corp.*	17,200	1,079,988

Total Energy		1,079,988

Health Care (0.6%)
Health Care Technology (0.6%)
Cerner Corp.*^	62,100	3,381,345

Total Health Care		3,381,345

Industrials (3.7%)
Commercial Services & Supplies (1.8%)
Manpower, Inc.	36,700	2,707,359
Monster Worldwide, Inc.*	56,800	2,690,616
Robert Half International, Inc.	78,300	2,897,883
SAIC, Inc.*^	58,820	1,018,762

		9,314,620

Electrical Equipment (1.7%)
ABB Ltd. (Registered)	168,900	2,891,100
Energy Conversion Devices, Inc.*^	59,300	2,071,942
First Solar, Inc.*	17,320	900,813
Q-Cells AG*	16,800	1,078,127
Suntech Power Holdings Co., Ltd. (ADR)*^	53,340	1,846,098

		8,788,080

Industrial Conglomerates (0.2%)
Orkla ASA	15,080	1,063,090

Total Industrials		19,165,790

Information Technology (85.0%)
Communications Equipment (17.7%)
Cisco Systems, Inc.*	765,785	19,550,491
Comverse Technology, Inc.*	188,100	4,015,935
Corning, Inc.*	890,324	20,245,968
Juniper Networks, Inc.*	120,200	2,365,536
Nice Systems Ltd. (ADR)*^	112,400	3,823,848
Nokia Oyj (ADR)*	238,030	5,455,648
QUALCOMM, Inc.	516,505	22,034,103
Research In Motion Ltd.*	73,450	10,025,190
Sonus Networks, Inc.*^	349,200	2,818,044
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	56,400	2,091,876

		92,426,639

Computers & Peripherals (13.3%)
Apple Inc.*	262,502	24,389,061
EMC Corp.*	526,700	7,294,795
Hewlett-Packard Co.	476,190	19,114,267
International Business Machines Corp.	47,200	4,449,072
Network Appliance, Inc.*	100,350	3,664,782
Seagate Technology	449,504	10,473,443

		69,385,420

Electronic Equipment & Instruments (3.6%)
Hon Hai Precision Industry Co., Ltd.	1,076,118	$7,219,213
L-1 Identity Solutions, Inc.*^	575,869	9,507,597
SunPower Corp., Class A*^	43,230	1,966,965

		18,693,775

Internet Software & Services (8.2%)
eBay, Inc.*	261,220	8,659,443
Google, Inc., Class A*	51,465	23,579,204
SINA Corp.*^	41,510	1,395,151
Tencent Holdings Ltd.	1,480,000	4,830,102
Yahoo!, Inc.*	127,000	3,973,830

		42,437,730

IT Services (4.8%)
Accenture Ltd., Class A	103,000	3,969,620
Automatic Data Processing, Inc†	76,900	3,343,227
BISYS Group, Inc.*	139,200	1,595,232
Broadridge Financial Solutions, Inc.*	192	3,782
Cognizant Technology Solutions Corp., Class A*	34,300	3,027,661
DST Systems, Inc.*^	61,200	4,602,240
First Data Corp.	130,700	3,515,830
Iron Mountain, Inc.*	69,750	1,822,568
MoneyGram International, Inc.^	17,000	471,920
Western Union Co.	131,100	2,877,645

		25,229,725

Semiconductors & Semiconductor Equipment (20.7%)
Altera Corp.*	131,600	2,630,684
Analog Devices, Inc.	33,600	1,158,864
Applied Materials, Inc.	437,375	8,012,710
ASML Holding N.V.*	109,295	2,699,572
ASML Holding N.V. (N.Y. Shares)*^	334,254	8,272,787
Broadcom Corp., Class A*	297,588	9,543,647
Chartered Semiconductor Manufacturing Ltd.*	4,200,000	4,014,105
FormFactor, Inc.*	44,500	1,991,375
Infineon Technologies AG*	256,000	3,984,039
Intel Corp.	177,595	3,397,392
KLA-Tencor Corp.	64,300	3,428,476
Lam Research Corp.*	156,900	7,427,646
Marvell Technology Group Ltd.*	239,300	4,022,633
Maxim Integrated Products, Inc.	272,040	7,997,976
MEMC Electronic Materials, Inc.*	19,740	1,195,849
NVIDIA Corp.*	74,500	2,144,110
ON Semiconductor Corp.*^	165,570	1,476,884
Renewable Energy Corp. AS*	55,400	1,253,229
Samsung Electronics Co., Ltd.	1,900	1,137,011
Semtech Corp.*	94,700	1,276,556
Silicon-On-Insulater Technologies*	94,022	2,243,204
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	931,792	10,016,764
Texas Instruments, Inc	485,737	14,620,684
Trident Microsystems, Inc.*^	124,000	2,487,440
Varian Semiconductor Equipment Associates, Inc.*^	29,300	1,564,034

		107,997,671

Software (16.7%)
Activision, Inc.*	408,600	7,738,884
Adobe Systems, Inc.*	389,730	16,251,741
Amdocs Ltd.*	310,205	11,316,278
Autodesk, Inc.*	132,000	4,963,200
Electronic Arts, Inc.*	103,500	5,212,260
Microsoft Corp.	480,035	13,378,576
Nintendo Co., Ltd.	35,400	10,288,951
Oracle Corp.*	98,400	1,783,992
Red Hat, Inc.*^	371,000	8,507,030

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce.com, Inc.*	111,100	$4,757,302
THQ, Inc.*^	78,340	2,678,445

		86,876,659

Total Information Technology		443,047,619

Materials (0.8%)
Chemicals (0.8%)
Monsanto Co	33,000	1,813,680
Tokuyama Corp	71,000	1,241,175
Wacker Chemie AG*	7,560	1,312,873

Total Materials		4,367,728

Telecommunication Services (2.8%)
Diversified Telecommunication Services (0.6%)
Level 3 Communications, Inc.*^	501,400	3,058,540

Wireless Telecommunication Services (2.2%)
China Mobile Ltd. (ADR)^	106,767	4,788,500
NII Holdings, Inc.*	88,700	6,579,766

		11,368,266

Total Telecommunication Services		14,426,806

Total Common Stocks (95.4%) (Cost $441,703,199)		497,260,199

	Number of Contracts
WARRANTS:
Information Technology (1.4%)
Electronic Equipment & Instruments (0.7%)
Hon Hai Precision Industry Co., Ltd., TWD 0.000001, expiring 11/17/10*	550,000	3,689,950

IT Services (0.7%)
Infosys Technologies Ltd., $0.000001 expiring 11/22/10*§(b)	43,230	2,017,734
Tata Consultancy Services Ltd., $0.0001 expiring 09/12/09*†§(b).	28,826	1,629,502

		3,647,236

Total Warrants (1.4%) (Cost $6,359,832)		7,337,186

	Number of Shares
INVESTMENT COMPANY:
iShares Goldman Sachs Technology Index Fund.	34,600	1,773,250

Total Investment Company (0.4%) (Cost $1,746,608)		1,773,250

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.4%)
ACCR, Series 06-2 A1
5.36%, 6/27/08 (l)	$146,100	146,100
Aegis Finance LLC
5.31%, 4/19/07	1,520,786	1,520,786
Banesto S.A./Madrid
5.33%, 4/19/07	795,700	795,700
Barclays Capital, Repurchase Agreement
5.40%, 4/2/07 (r).	12,558,254	12,558,254
Bear Stearns Cos., Inc.
5.57%, 3/23/09	795,700	795,700
Cedar Springs Capital Co. LLC
5.33%, 4/25/07	1,109,025	1,109,025
CIT Group Holdings, Inc.
5.37%, 4/30/08 (l)	1,527,745	1,527,745
Citigroup Funding, Inc.
5.36%, 4/4/07	1,589,746	1,589,746
5.36%, 3/16/09 (l)	795,700	795,700
Comerica Bank
5.35%, 3/16/09	318,242	318,242
Concord Minutemen C.C. LLC, Series B
5.31%, 4/10/07	636,555	636,555
Corp. Andina de Fomento
5.31%, 4/12/07	1,262,146	1,262,146
Credit Industriel et Commercial
5.33%, 4/18/07	795,710	795,710
5.33%, 4/25/07	796,990	796,990
Crown Point Capital Co.
5.29%, 4/5/07	1,584,179	1,584,179
DekaBank Deutsche
5.38%, 4/30/08 (l)	827,528	827,528
DLJ/Pershing Division, Repurchase Agreement
5.54%, 4/2/07 (r)	795,700	795,700
Fenway Funding LLC
5.35%, 6/18/07	1,413,355	1,413,355
5.35%, 6/27/07	898,618	898,618
Fifth Third Bancorp
5.32%, 4/30/08 (l)	95,483	95,483
Goldman Sachs Group, Inc.
5.38%, 3/28/08 (l)	350,108	350,108
5.56%, 4/30/08 (l)	636,560	636,560
5.41%, 3/27/09 (l)	795,700	795,700
Hartford Life, Inc.
5.45%, 3/28/08 (l)	254,624	254,624
HSBC Finance Corp.
5.33%, 4/9/07	1,266,935	1,266,935
5.32%, 4/11/07	1,583,450	1,583,450
5.32%, 4/12/07	1,424,895	1,424,895
Kommunalkredit International Bank
5.34%, 4/6/07	1,570,201	1,570,201
Lehman Brothers, Inc.
5.56%, 6/29/07 (l)	111,398	111,398
MBIA Global Funding LLC
5.37%, 3/30/09 (l)	795,700	795,700
Mizuho Corporate Bank Ltd./London
5.34%, 4/10/07	541,076	541,076
5.34%, 4/23/07	636,560	636,560
Mizuho Corporate Bank Ltd./New York
5.31%, 4/10/07	795,700	795,700
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	795,700	795,700
5.37%, 1/28/08 (l)	954,841	954,841
National Bank of Canada
5.42%, 4/2/07	2,546,242	2,546,242
New York Life Insurance Co.
5.41%, 6/29/07 (l)	795,700	795,700
Norinchukin Bank N.Y.
5.34%, 4/9/07	1,432,261	1,432,261
5.33%, 4/16/07	795,700	795,700
5.32%, 6/5/07	1,591,402	1,591,402
Park Sienna LLC
5.32%, 5/10/07	788,013	788,013
Raiffeisen Zentralbank
5.31%, 4/19/07	1,584,855	1,584,855
Rhein-Main Securitisaton Ltd.
5.35%, 7/16/07	1,205,678	1,205,678

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Silver Tower U.S. Funding LLC 5.37%, 8/16/07	$620,192	$620,192

Total Short-Term Investments of Cash Collateral for Securities Loaned		54,136,753

Time Deposit (2.2%)
JPMorgan Chase Nassau 4.79%, 4/2/07	11,731,323	11,731,323

Total Short-Term Investments (12.6%) (Amortized Cost $65,868,076)		65,868,076

Total Investments (109.8%) (Cost/Amortized Cost $515,677,715)		572,238,711
Other Assets Less Liabilities (-9.8%)		(51,017,394)

Net Assets (100%)		$521,221,317

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $4,972,729 or 0.95% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $3,647,236 or 0.70% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$156,837,281
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$185,988,302

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$53,127,457
Aggregate gross unrealized depreciation.	(6,977,104)

Net unrealized appreciation	$48,150,353

Federal income tax cost of investments	$526,088,358

At March 31, 2007, the Portfolio had loaned securities with a total value of 53,108,112. This was secured by collateral of $54,136,753 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $938 as brokerage commissions with BNP Paribas, and $966 with Sanford Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $143,918,720 of which $118,265,703 expires in the year 2009, and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts are $143,918,720 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA TARGET ALLOCATION 2015 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	13,247	$382,388
AXA Premier VIP High Yield Portfolio‡	41,328	238,024
AXA Premier VIP Large Cap Value Portfolio‡	12,552	163,768
AXA Premier VIP Mid Cap Growth Portfolio‡	2,489	23,353
AXA Premier VIP Mid Cap Value Portfolio‡	8,979	94,303
EQ/Bond Index Portfolio‡	107,450	1,090,615
EQ/Equity 500 Index Portfolio‡	50,549	1,317,410
EQ/International ETF Portfolio‡	64,461	734,342
EQ/Small Company Index Portfolio‡	26,746	354,269
EQ/Van Kampen Emerging Markets Equity Portfolio‡	12,740	212,244

Total Investment Companies (99.5%) (Cost $4,533,851)		4,610,716

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau, 4.79%, 4/2/07 (Amortized Cost $ 52,085)	$52,085	52,085

Total Investments (100.6%) (Cost/Amortized Cost $4,585,936)		4,662,801
Other Assets Less Liabilities (-0.6%)		(26,824)

Net Assets (100%)		$4,635,977

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$210,032	$180,881	$7,885	$382,388	$—	$1,138
AXA Premier VIP High Yield Portfolio	124,304	114,978	5,411	238,024	—	(94)
AXA Premier VIP Large Cap Value Portfolio	82,198	83,058	3,502	163,768	—	223
AXA Premier VIP Mid Cap Growth Portfolio	12,640	10,640	524	23,353	—	6
AXA Premier VIP Mid Cap Value Portfolio	36,329	58,520	2,906	94,303	—	13
EQ/Bond Index Portfolio	590,446	516,041	26,411	1,090,615	—	(668)
EQ/Equity 500 Index Portfolio	729,443	611,802	28,921	1,317,410	—	1,600
EQ/International ETF Portfolio	406,244	322,294	15,476	734,342	—	1,231
EQ/Small Company Index Portfolio	213,442	142,610	6,615	354,269	—	290
EQ/Van Kampen Emerging Markets Equity Portfolio	123,549	87,182	4,342	212,244	—	427

	$2,528,627	$2,128,006	$101,993	$4,610,716	$—	$4,166

AXA PREMIER VIP TRUST

AXA TARGET ALLOCATION 2015 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$2,128,006
Net Proceeds of Sales and Redemptions:
Investment Companies	$106,159

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,674
Aggregate gross unrealized depreciation	(9,840)

Net unrealized appreciation	$76,834

Federal income tax cost of investments	$4,585,967

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA TARGET ALLOCATION 2025 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	14,424	$416,351
AXA Premier VIP High Yield Portfolio‡	26,084	150,229
AXA Premier VIP Large Cap Value Portfolio‡	13,668	178,332
AXA Premier VIP Mid Cap Growth Portfolio‡	4,066	38,145
AXA Premier VIP Mid Cap Value Portfolio‡	10,339	108,582
EQ/Bond Index Portfolio‡	78,679	798,588
EQ/Equity 500 Index Portfolio‡	65,837	1,715,840
EQ/International ETF Portfolio‡	82,041	934,603
EQ/Small Company Index Portfolio‡	33,089	438,279
EQ/Van Kampen Emerging Markets Equity Portfolio‡	15,481	257,907

Total Investment Companies (99.8%) (Cost $4,943,644)		5,036,856

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau 4.79, 4/2/07 (Amortized Cost $ 31,259)	$31,259	31,259

Total Investments (100.4%) (Cost/Amortized Cost $4,974,903)		5,068,115
Other Assets Less Liabilities (-0.4%)		(19,848)

Net Assets (100%)		$5,048,267

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio	$223,593	$198,031	$3,627	$416,351	$—	$465
AXA Premier VIP High Yield Portfolio	79,148	69,893	1,443	150,229	—	2
AXA Premier VIP Large Cap Value Portfolio	87,490	90,829	1,751	178,332	—	151
AXA Premier VIP Mid Cap Growth Portfolio	20,164	17,473	347	38,145	—	14
AXA Premier VIP Mid Cap Value Portfolio	43,284	378,589	7,919	108,582	—	52
EQ/Bond Index Portfolio	419,954	64,069	1,272	798,588	—	(96)
EQ/Equity 500 Index Portfolio	929,557	799,129	15,546	1,715,840	—	956
EQ/International ETF Portfolio	500,546	415,898	7,634	934,603	—	936
EQ/Small Company Index Portfolio	248,595	188,663	3,695	438,279	—	241
EQ/Van Kampen Emerging Markets Equity Portfolio	146,131	107,202	1,930	257,907	—	261

	$2,698,462	$2,329,776	$45,164	$5,036,856	$—	$2,982

AXA PREMIER VIP TRUST

AXA TARGET ALLOCATION 2025 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$2,329,776
Net Proceeds of Sales and Redemptions:
Investment Companies	48,146

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,614
Aggregate gross unrealized depreciation	(6,402)

Net unrealized appreciation	$93,212

Federal income tax cost of investments	$4,974,903

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA TARGET ALLOCATION 2035 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	9,442	$272,562
AXA Premier VIP High Yield Portfolio‡	11,942	68,781
AXA Premier VIP Large Cap Value Portfolio‡	9,166	119,588
AXA Premier VIP Mid Cap Growth Portfolio‡	3,559	33,383
AXA Premier VIP Mid Cap Value Portfolio‡	6,818	71,608
EQ/Bond Index Portfolio‡	22,094	224,252
EQ/Equity 500 Index Portfolio‡	49,826	1,298,581
EQ/International ETF Portfolio‡	62,191	708,474
EQ/Small Company Index Portfolio‡	24,428	323,563
EQ/Van Kampen Emerging Markets Equity Portfolio‡	11,616	193,512

Total Investment Companies (99.8%) (Cost $3,220,253)		3,314,304

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (7.8%)
JPMorgan Chase Nassau 4.79%, 4/2/07 (Amortized Cost $ 258,229)	$258,229	258,229

Total Investments (107.6%) (Cost/Amortized Cost $3,478,482)		3,572,533
Other Assets Less Liabilities (-7.6%)		(252,714)

Net Assets (100%)		$3,319,819

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio.	$145,217	$130,676	$2,941	$272,562	$—	$336
AXA Premier VIP High Yield Portfolio.	34,364	34,098	788	68,781	—	(16)
AXA Premier VIP Large Cap Value Portfolio	59,069	60,510	1,282	119,588	—	68
AXA Premier VIP Mid Cap Growth Portfolio.	17,628	15,374	391	33,383	—	(6)
AXA Premier VIP Mid Cap Value Portfolio	25,507	45,628	1,078	71,608	—	(19)
EQ/Bond Index Portfolio	117,488	107,616	2,760	224,252	—	(62)
EQ/Equity 500 Index Portfolio.	707,530	602,034	14,911	1,298,581	—	606
EQ/International ETF Portfolio.	380,353	316,637	7,663	708,474	—	529
EQ/Small Company Index Portfolio	182,456	140,237	3,104	323,563	—	76
EQ/Van Kampen Emerging Markets Equity Portfolio.	105,791	84,555	1,939	193,512	—	181

	$1,775,403	$1,537,365	$36,857	$3,314,304	$—	$1,693

AXA PREMIER VIP TRUST

AXA TARGET ALLOCATION 2035 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$1,537,365
Net Proceeds of Sales and Redemptions:
Investment Companies	38,550

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,471
Aggregate gross unrealized depreciation	(1,420)

Net unrealized appreciation	$94,051

Federal income tax cost of investments	$3,478,482

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA TARGET ALLOCATION 2045 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive
Equity Portfolio‡	6,596	$190,413
AXA Premier VIP Large Cap
Value Portfolio‡	6,495	84,748
AXA Premier VIP Mid Cap
Growth Portfolio‡	3,137	29,425
AXA Premier VIP Mid Cap
Value Portfolio‡	4,508	47,339
EQ/Equity 500 Index Portfolio‡	39,090	1,018,775
EQ/International ETF Portfolio‡	49,416	562,949
EQ/Small Company Index Portfolio‡	19,115	253,192
EQ/Van Kampen Emerging
Markets Equity Portfolio‡	9,279	154,577

Total Investment Companies (99.9%) (Cost $2,261,717)		2,341,418

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.8%)
JPMorgan Chase Nassau 4.79, 4/2/07 (Amortized Cost $ 89,870)	$89,870	89,870

Total Investments (103.7%) (Cost/Amortized Cost $2,351,587).		2,431,288
Other Assets Less Liabilities (-3.7%)	.	(86,596)

Net Assets (100%)		$2,344,692

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/(Loss)
AXA Premier VIP Aggressive Equity Portfolio.	$129,883	$65,105	$3,926	$190,413	$—	$459
AXA Premier VIP Large Cap Value Portfolio	55,855	29,744	1,847	84,748	—	133
AXA Premier VIP Mid Cap Growth Portfolio.	19,654	9,574	629	29,425	—	17
AXA Premier VIP Mid Cap Value Portfolio	25,254	22,085	1,424	47,339	—	41
EQ/Equity 500 Index Portfolio.	699,297	338,929	21,729	1,018,775	—	1,102
EQ/International ETF Portfolio.	379,540	177,507	10,870	562,949	—	1,121
EQ/Small Company Index Portfolio	178,057	76,594	4,900	253,192	—	259
EQ/Van Kampen Emerging Markets Equity Portfolio.	107,285	46,403	2,820	154,577	—	317

	$1,594,825	$765,941	$48,145	$2,341,418	$—	$3,449

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$765,942
Net Proceeds of Sales and Redemptions:
Investment Companies	51,594

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,676
Aggregate gross unrealized depreciation	(5)

Net unrealized appreciation	$79,671

Federal income tax cost of investments	$2,351,617

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and eleven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Technology Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”). On August 31, 2006, AXA Equitable contributed $500,000 per class in seed capital to each of the Target Allocation Portfolios.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”) and ClearBridge Advisors, LLC (“ClearBridge”) — Long-term growth of capital. Effective January 12, 2007, ClearBridge replaced MFS Investment Management (“MFS”) as the Adviser for the AXA Premier VIP Aggressive Equity Portfolio.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Financial Management, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) —High total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by AllianceBernstein, JPMorgan Investment Management Inc. and Marsico) — Long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by T. Rowe Price Associates, Inc. (“T. Rowe”), RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital. Effective January 12, 2007, T. Rowe replaced AllianceBernstein as the Adviser for the AXA Premier VIP Large Cap Growth Portfolio.

AXA Premier VIP Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC and MFS) — Long-term growth of capital.

AXA Premier VIP Mid Cap Growth Portfolio (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Premier VIP Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington) — Long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At March 31, 2007, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

March 31, 2007 (Unaudited)

the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman

May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

May 25, 2007

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer

May 25, 2007